Quarterly Report
March 31, 2021
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 23.9%
Invesco DB Gold Fund (a)	15,727	$776,127
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,008,524	17,381,911
		18,158,038
DOMESTIC EQUITY — 3.7%
The Energy Select Sector SPDR Fund (b)	57,633	2,827,475
INFLATION LINKED — 8.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	314,225	6,557,876
INTERNATIONAL EQUITY — 25.3%
SPDR S&P Global Infrastructure ETF (b)(c)	326,562	16,798,349
VanEck Vectors Agribusiness ETF (c)	26,746	2,345,892
		19,144,241
INTERNATIONAL FIXED INCOME — 3.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	42,628	2,367,133
NATURAL RESOURCES — 28.9%
SPDR S&P Global Natural Resources ETF (b)(c)	373,388	18,766,481
SPDR S&P Metals & Mining ETF (b)(c)	78,218	3,122,462
		21,888,943
REAL ESTATE — 6.2%
SPDR Dow Jones International Real Estate ETF (b)(c)	48,594	1,674,063
SPDR Dow Jones REIT ETF (b)(c)	32,299	3,057,747
		4,731,810
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $72,377,713)		75,675,516
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (d)(e)	228,078	$228,078
State Street Navigator Securities Lending Portfolio II (f)(g)	3,310,670	3,310,670
TOTAL SHORT-TERM INVESTMENTS (Cost $3,538,747)		$3,538,748
TOTAL INVESTMENTS—104.4% (Cost $75,916,460)		79,214,264
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.4)%		(3,368,496)
NET ASSETS—100.0%		$75,845,768
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$75,675,516	$—	$—	$75,675,516
Short-Term Investments	3,538,748	—	—	3,538,748
TOTAL INVESTMENTS	$79,214,264	$—	$—	$79,214,264
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$—	$6,566,360	$—	$—	$(8,484)	314,225	$6,557,876	$—
SPDR Dow Jones International Real Estate ETF	124,317	3,582,816	1,863,112	4,315,889	(838,632)	1,382,656	48,594	1,674,063	67,765
SPDR Dow Jones REIT ETF	38,078	2,971,226	1,765,479	2,233,035	(219,373)	773,450	32,299	3,057,747	90,864
SPDR FTSE International Government Inflation-Protected Bond ETF	80,439	4,223,048	2,207,892	4,345,037	(11,370)	292,600	42,628	2,367,133	64,284
SPDR Portfolio TIPS ETF	313,232	9,440,812	2,669,389	12,227,003	556,464	(439,662)	—	—	120,632
SPDR S&P Global Infrastructure ETF	129,115	5,650,072	11,149,857	1,098,034	1,120	1,095,334	326,562	16,798,349	104,408
SPDR S&P Global Natural Resources ETF	309,534	11,431,091	6,485,380	3,176,222	(83,715)	4,109,947	373,388	18,766,481	217,068
SPDR S&P Metals & Mining ETF	50,635	1,072,956	1,684,353	1,077,616	51,230	1,391,539	78,218	3,122,462	18,129
State Street Institutional U.S. Government Money Market Fund, Class G Shares	228,808	228,808	1,224,706	1,225,436	—	—	228,078	228,078	58
State Street Navigator Securities Lending Portfolio II	10,616,057	10,616,056	188,134,133	195,439,519	—	—	3,310,670	3,310,670	79,755
The Energy Select Sector SPDR Fund	36,394	1,377,513	1,577,219	718,491	(344,702)	935,936	57,633	2,827,475	73,373
Total		$50,594,398	$225,327,880	$225,856,282	$(888,978)	$9,533,316		$58,710,334	$836,336
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 29.8%
Invesco KBW Premium Yield Equity REIT ETF	55,509	$1,243,957
iShares Mortgage Real Estate ETF (a)	168,602	5,944,907
SPDR Portfolio S&P 500 High Dividend ETF (b)	492,905	18,976,842
SPDR Wells Fargo Preferred Stock ETF (a)(b)	188,821	8,200,496
		34,366,202
DOMESTIC FIXED INCOME — 44.7%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	502,527	22,985,585
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	70,659	5,889,428
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	107,144	11,657,267
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	252,136	7,606,943
SPDR Portfolio Long Term Treasury ETF (b)	87,374	3,405,838
		51,545,061
INTERNATIONAL EQUITY — 15.3%
SPDR S&P Global Infrastructure ETF (a)(b)	111,808	5,751,403
SPDR S&P International Dividend ETF (a)(b)	310,790	11,853,531
		17,604,934
INTERNATIONAL FIXED INCOME — 10.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	442,330	11,509,427
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $113,346,516)		115,025,624
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 26.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	157,486	$157,486
State Street Navigator Securities Lending Portfolio II (e)(f)	30,430,358	30,430,358
TOTAL SHORT-TERM INVESTMENTS (Cost $30,587,844)		$30,587,844
TOTAL INVESTMENTS—126.4% (Cost $143,934,360)		145,613,468
LIABILITIES IN EXCESS OF OTHER ASSETS—(26.4)%		(30,415,036)
NET ASSETS—100.0%		$115,198,432
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$115,025,624	$—	$—	$115,025,624
Short-Term Investments	30,587,844	—	—	30,587,844
TOTAL INVESTMENTS	$145,613,468	$—	$—	$145,613,468
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Blackstone Senior Loan ETF	301,443	$13,076,597	$19,931,725	$10,669,348	$(34,748)	$681,359	502,527	$22,985,585	$500,257
SPDR Bloomberg Barclays Convertible Securities ETF	110,491	6,684,706	2,717,895	5,365,067	1,210,102	641,792	70,659	5,889,428	130,756
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	496,684	13,018,088	6,340,382	7,762,376	63,264	(149,931)	442,330	11,509,427	312,056
SPDR Bloomberg Barclays High Yield Bond ETF	151,472	15,322,908	9,936,585	14,596,372	69,243	924,903	107,144	11,657,267	509,091
SPDR Portfolio Europe ETF	120,535	3,787,511	3,958,174	8,535,989	573,348	216,956	—	—	41,949
SPDR Portfolio Intermediate Term Corporate Bond ETF	254,744	9,305,798	5,967,065	15,409,302	354,397	(217,958)	—	—	97,325
SPDR Portfolio Long Term Corporate Bond ETF	258,039	8,179,836	8,582,170	8,881,278	555,804	(829,589)	252,136	7,606,943	161,663
SPDR Portfolio Long Term Treasury ETF	230,530	10,814,162	4,233,077	10,980,652	1,137,700	(1,798,449)	87,374	3,405,838	71,938
SPDR Portfolio S&P 500 High Dividend ETF	579,022	16,125,763	16,419,980	20,042,703	434,675	6,039,127	492,905	18,976,842	910,766
SPDR Portfolio TIPS ETF	112,242	3,382,974	69,840	3,523,572	233,124	(162,366)	—	—	12,157
SPDR S&P Global Infrastructure ETF	137,414	6,013,237	2,652,356	3,791,235	(17,418)	894,463	111,808	5,751,403	99,464
SPDR S&P International Dividend ETF	148,835	4,930,904	12,537,937	6,554,947	(211,365)	1,151,002	310,790	11,853,531	164,579
SPDR Wells Fargo Preferred Stock ETF	155,828	6,521,402	5,884,773	4,370,910	(26,332)	191,563	188,821	8,200,496	244,827
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,736	161,736	8,656,226	8,660,476	—	—	157,486	157,486	256
State Street Navigator Securities Lending Portfolio II	21,343,138	21,343,138	296,602,848	287,515,628	—	—	30,430,358	30,430,358	152,212
Total		$138,668,760	$404,491,033	$416,659,855	$4,341,794	$7,582,872		$138,424,604	$3,409,296
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.1%
COMMODITIES — 5.8%
Invesco DB Gold Fund (a)	153,902	$7,595,064
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	458,706	7,905,798
		15,500,862
DOMESTIC EQUITY — 35.2%
SPDR Portfolio S&P 600 Small Cap ETF (b)(c)	370,959	15,680,437
SPDR S&P 500 ETF Trust (b)(c)	144,651	57,329,531
SPDR S&P MidCap 400 ETF Trust (b)(c)	11,466	5,458,389
The Energy Select Sector SPDR Fund (b)	99,158	4,864,692
The Financial Select Sector SPDR Fund (b)	154,087	5,246,662
The Technology Select Sector SPDR Fund (b)	41,835	5,556,106
		94,135,817
DOMESTIC FIXED INCOME — 17.9%
SPDR Bloomberg Barclays High Yield Bond ETF (b)(c)	220,249	23,963,091
SPDR Portfolio Aggregate Bond ETF (b)	88,576	2,626,279
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)(c)	219,109	7,942,701
SPDR Portfolio Long Term Corporate Bond ETF (b)	443,207	13,371,555
		47,903,626
INFLATION LINKED — 5.0%
SPDR Portfolio TIPS ETF (b)(c)	434,197	13,264,718
INTERNATIONAL EQUITY — 31.2%
SPDR Portfolio Developed World ex-US ETF (b)(c)	1,217,143	43,038,176
SPDR Portfolio Emerging Markets ETF (b)(c)	487,772	21,354,658
SPDR S&P Emerging Markets SmallCap ETF (b)	49,053	2,717,046
SPDR S&P International Small Cap ETF (b)	218,309	8,158,207
Vanguard FTSE Pacific ETF (c)	98,142	8,014,276
		83,282,363
INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (b)	100,599	2,617,586
Security Description	Shares	Value
REAL ESTATE — 2.0%
SPDR Dow Jones International Real Estate ETF (b)(c)	78,284	$2,696,884
SPDR Dow Jones REIT ETF (b)	28,964	2,742,022
		5,438,906
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $220,891,116)		262,143,878
SHORT-TERM INVESTMENTS — 15.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (d)(e)	5,248,003	5,248,003
State Street Navigator Securities Lending Portfolio II (f)(g)	36,075,972	36,075,972
TOTAL SHORT-TERM INVESTMENTS (Cost $41,323,975)		$41,323,975
TOTAL INVESTMENTS—113.5% (Cost $262,215,091)		303,467,853
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.5)%		(36,195,563)
NET ASSETS—100.0%		$267,272,290
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$262,143,878	$—	$—	$262,143,878
Short-Term Investments	41,323,975	—	—	41,323,975
TOTAL INVESTMENTS	$303,467,853	$—	$—	$303,467,853
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	91,620	$2,401,360	$562,548	$315,562	$911	$(31,671)	100,599	$2,617,586	$68,980
SPDR Bloomberg Barclays High Yield Bond ETF	257,809	26,079,959	21,324,951	25,184,982	105,993	1,637,170	220,249	23,963,091	976,712
SPDR Bloomberg Barclays International Corporate Bond ETF	143,333	4,818,870	22,283	5,175,114	155,509	178,452	—	—	6,871
SPDR Dow Jones International Real Estate ETF	153,639	4,427,876	2,740,682	4,622,102	(913,011)	1,063,439	78,284	2,696,884	29,885
SPDR Dow Jones REIT ETF	—	—	2,818,995	335,877	21,869	237,035	28,964	2,742,022	60,815
SPDR Portfolio Aggregate Bond ETF	—	—	13,356,727	10,601,478	(89,502)	(39,468)	88,576	2,626,279	24,174
SPDR Portfolio Developed World ex-US ETF	1,424,858	39,354,578	18,069,307	25,124,949	1,589,174	9,150,066	1,217,143	43,038,176	472,599
SPDR Portfolio Emerging Markets ETF	501,104	16,766,940	4,933,181	5,140,411	193,885	4,601,063	487,772	21,354,658	218,828
SPDR Portfolio Europe ETF	—	—	6,269,252	6,490,055	220,803	—	—	—	7,698
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,018,040	37,189,001	1,830,031	31,284,963	1,427,921	(1,219,289)	219,109	7,942,701	356,708
SPDR Portfolio Long Term Corporate Bond ETF	158,470	5,023,499	18,973,383	9,792,789	138,794	(971,332)	443,207	13,371,555	176,238
SPDR Portfolio Small Cap ETF	—	—	14,924,025	2,836,518	275,013	3,317,917	370,959	15,680,437	8,415
SPDR Portfolio TIPS ETF	414,567	12,495,049	2,717,019	2,099,793	141,509	10,934	434,197	13,264,718	174,350
SPDR S&P 500 ETF Trust	151,960	46,858,385	28,795,587	32,740,248	5,429,112	8,986,695	144,651	57,329,531	—
SPDR S&P Emerging Markets SmallCap ETF	59,550	2,431,426	273,823	767,650	67,843	711,604	49,053	2,717,046	40,059
SPDR S&P International Small Cap ETF	252,679	6,910,771	811,452	1,937,653	93,351	2,280,286	218,309	8,158,207	64,397
SPDR S&P MidCap 400 ETF Trust	13,834	4,488,995	934,794	1,973,965	373,346	1,635,219	11,466	5,458,389	48,741
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,054,699	4,054,699	20,138,211	18,944,907	—	—	5,248,003	5,248,003	2,754
State Street Navigator Securities Lending Portfolio II	61,808,691	61,808,691	1,158,354,101	1,184,086,820	—	—	36,075,972	36,075,972	226,911
The Communication Services Select Sector SPDR Fund	—	—	10,534,199	10,887,269	353,070	—	—	—	4,062
The Consumer Staples Select Sector SPDR Fund	—	—	5,419,158	5,895,872	476,714	—	—	—	71,722
The Energy Select Sector SPDR Fund	—	—	5,390,199	116,056	(5,448)	(404,003)	99,158	4,864,692	52,206
The Financial Select Sector SPDR Fund	183,714	4,251,142	5,388,446	4,349,432	(1,049,278)	1,005,784	154,087	5,246,662	23,596
The Health Care Select Sector SPDR Fund	47,216	4,724,905	7,170	4,747,238	(173,440)	188,603	—	—	—
The Industrial Select Sector SPDR Fund	—	—	2,530,721	2,636,995	106,274	—	—	—	9,924
The Technology Select Sector SPDR Fund	48,236	5,040,180	5,900,445	6,300,499	1,341,673	(425,693)	41,835	5,556,106	22,237
Total		$289,126,326	$1,353,020,690	$1,404,389,197	$10,282,085	$31,912,811		$279,952,715	$3,148,882
See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS (a) — 93.7%
ADVERTISING SERVICES — 0.7%
AppLovin Corp. Senior Secured 2018 Term Loan B, 8/15/2025 (b)	$3,284,283	$3,285,498
Red Ventures LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.50%, 2.61%, 11/8/2024	14,391,347	14,048,473
Terrier Media Buyer, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 12/17/2026	10,629,582	10,549,117
		27,883,088
AEROSPACE & DEFENSE — 0.8%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.70%, 4/6/2026	11,025,729	10,717,505
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.70%, 4/6/2026	20,507,853	19,934,556
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.36%, 5/30/2025	1,196,970	1,174,293
Senior Secured 2020 Term Loan F, 1 Month USD LIBOR + 2.25%, 2.36%, 12/9/2025	11,764	11,536
		31,837,890
AIR FREIGHT & LOGISTICS — 0.4%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 3/24/2026 (b)	14,868,396	14,812,640
AIRLINES — 2.0%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 4/20/2028 (b)	9,142,287	9,378,021
American Airlines, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.86%, 6/27/2025	63,567,060	56,392,246
Security Description	Principal Amount	Value
United Airlines, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.87%, 4/1/2024	$13,616,484	$13,285,808
		79,056,075
AUTO COMPONENTS — 0.7%
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 4/30/2026 (b)	8,561,063	8,486,153
Truck Hero, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 2/24/2028	6,614,173	6,608,221
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.20%, 5/16/2024	10,372,151	10,269,363
		25,363,737
BEVERAGES — 0.5%
Arterra Wines Canada, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 11/24/2027	2,927,446	2,934,764
Triton Water Holdings, Inc Senior Secured Term Loan, 3/31/2028 (b)	14,705,882	14,667,941
		17,602,705
BUILDING PRODUCTS (c) — 0.8%
Cornerstone Building Brands, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 4/12/2025	35,118	35,148
Senior Secured 2021 Term Loan B, 4/12/2028 (b)	19,657,250	19,608,107
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027	12,562,668	12,498,913
		32,142,168
CAPITAL MARKETS — 0.3%
AqGen Ascensus, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 12/13/2026	5,156,402	5,160,424

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Focus Financial Partners LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.00%, 2.11%, 7/3/2024	$5,876,677	$5,825,051
Victory Capital Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Week USD LIBOR + 2.25%, 2.44%, 7/1/2026	976,844	968,907
		11,954,382
CHEMICALS — 1.0%
Ascend Performance Materials Operations LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.50%, 8/27/2026	3,927,779	3,986,283
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 8/1/2025	6,798,755	6,807,254
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.5%, 2.75%, 3/1/2026	1,218,229	1,210,469
New Arclin U.S. Holding Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 2/28/2026	2,398,867	2,399,359
NIC Acquisition Corp. Senior Secured Term Loan, 6 Month USD LIBOR + 3.75%, 4.50%, 12/29/2027	3,676,471	3,682,611
PQ Corporation Senior Secured 2020 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 2/7/2027	1,267,190	1,270,491
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 10/1/2025 (b)	11,224,506	11,068,990
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 10/28/2024	7,854,503	7,435,622
		37,861,079
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.4%
APX Group, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 5.00%, 5.11%, 12/31/2025	$12,439,587	$12,456,878
LegalZoom.com, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.61%, 11/21/2024	2,614,244	2,615,329
Spin Holdco, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 3/1/2028 (b)	13,994,709	13,893,457
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4%, 4.11%, 8/27/2025 (b)	26,468,716	26,505,508
		55,471,172
COMMERCIAL SERVICES & SUPPLIES — 5.4%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.36%, 7/10/2026	26,801,684	26,759,873
Asurion LLC:
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3%, 3.11%, 11/3/2023	4,900,000	4,890,323
Senior Secured 2018 Term Loan B7, 11/3/2024 (b)	4,797,667	4,784,185
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25%, 3.36%, 12/23/2026	19,030,188	18,933,420
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 2/9/2026	10,075,842	9,948,332
Coinamatic Canada, Inc. Senior Secured CAD 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/16/2022	420,340	419,552
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 3.45%, 10/24/2025	3,998,864	3,963,894

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.71%, 7/24/2026	$7,863,506	$7,804,530
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 5/9/2025	5,203,222	5,193,466
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.37%, 10/30/2026 (b)	14,310,925	14,343,697
GFL Environmental, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 5/30/2025 (b)	12,090,597	12,113,267
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.00%, 4.11%, 5/1/2025	11,366,788	11,389,123
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 3/13/2025	10,504,428	10,318,447
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 3.95%, 5/23/2025	7,578,174	7,565,556
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.45%, 7/30/2025	14,255,071	13,652,224
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 8/25/2024	5,760,508	5,775,572
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 8/1/2025	4,500,957	4,454,552
West Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 10/10/2024 (b)	47,707,358	46,289,257
		208,599,270
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.3%
CommScope, Inc. Senior Secured 2019 Term Loan B, 4/6/2026 (b)	$1,994,936	$1,986,688
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 11/1/2024	1,555,822	1,444,884
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 3/9/2027	7,910,000	7,856,805
		11,288,377
COMPUTER SERVICES — 0.8%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 5.11%, 1/4/2026	7,090,052	6,867,388
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 7/11/2025	23,795,799	23,485,978
Tempo Acquisition LLC Senior Secured Non-Extended Term Loan, 1 Month USD LIBOR + 2.75%, 2.86%, 5/1/2024	997,410	996,602
		31,349,968
COMPUTERS — 0.7%
Brave Parent Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 4.11%, 4/18/2025	3,199,736	3,202,407
Imprivata, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.25%, 12/1/2027	8,791,595	8,788,826
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 3.86%, 9/30/2024	11,310,601	11,326,889
Park Place Technologies LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00%, 6.00%, 11/10/2027	3,034,667	3,034,666
		26,352,788

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 1.2%
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024	$41,349,871	$40,797,024
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3/31/2028 (b)	1,025,483	1,021,961
Senior Secured 2021 Term Loan, 3/31/2028 (b)	4,896,683	4,879,862
Tutor Perini Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 5.50%, 8/13/2027	988,523	1,001,190
		47,700,037
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023	278,132	278,966
CONSUMER PRODUCTS-MISC — 0.1%
MI Windows and Doors LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 12/18/2027	4,162,557	4,183,391
CONTAINERS & PACKAGING — 1.8%
1 Month USD LIBOR + 1.75%, 1.90%, 7/1/2026 (b)	1,963,800	1,950,908
BWAY Holding Company Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 3.44%, 4/3/2024	40,476,675	39,672,202
Charter NEX US, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027	7,066,006	7,089,359
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/4/2027	8,247,665	8,206,922
Security Description	Principal Amount	Value
Proampac PG Borrower LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 11/3/2025	$1,874,091	$1,875,646
TricorBraun Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 0.50%, 0.50%, 3/3/2028	28,872	28,637
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 3.75%, 3/3/2028	3,850,818	3,819,530
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/2024	6,999,067	6,945,489
		69,588,693
CONTAINERS-PAPER/PLASTIC — 0.1%
Flex Acquisition Company, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 4.00%, 2/23/2028 (b)	1,999,830	1,978,272
COSMETICS & TOILETRIES — 0.8%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75%, 4.50%, 10/1/2026 (b)	29,260,700	29,268,016
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.00%, 2.11%, 1/15/2027	6,119,392	6,078,607
DIVERSIFIED CONSUMER SERVICES — 1.4%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 5.25%, 12/18/2025	37,171,665	37,262,364
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 5.11%, 4/16/2025	14,834,471	14,883,943

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/16/2022	$2,809,248	$2,803,981
		54,950,288
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Advisor Group, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50%, 4.61%, 7/31/2026	36,751,676	36,786,223
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	29,169,607	29,242,531
Edelman Financial Center LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.86%, 7/20/2026	769,231	771,154
Senior Secured 2021 Term Loan B, 4/7/2028 (b)	16,992,908	16,923,916
GT Polaris, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 9/24/2027	3,023,672	3,025,940
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 5/23/2025	7,144,638	7,155,820
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.11%, 3/27/2026	25,031,779	25,042,292
S&S Holdings LLC Senior Secured Term Loan, 3/11/2028 (b)	10,000,000	9,762,500
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 2.86%, 5/18/2025	49,929,315	47,315,016
		176,025,392
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 3.79%, 1/31/2026	$13,370,708	$13,289,949
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 2.36%, 3/15/2027	4,189,394	4,152,003
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.86%, 12/7/2026	2,000,000	1,930,200
		19,372,152
ELECTRICAL EQUIPMENT — 0.2%
DiversiTech Holdings, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 12/2/2024 (b)	1,333,334	1,329,167
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 12/2/2024	4,517,247	4,522,758
		5,851,925
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 7/26/2024	2,540,745	2,538,763
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.50%, 2/12/2025	5,285,881	5,294,154
		7,832,917
ENTERTAINMENT — 5.0%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.20%, 4/22/2026	67,552,146	58,633,236

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 2.50%, 3.50%, 2/28/2025	$75,089,563	$64,375,784
Senior Secured 2019 Incremental Term Loan, 3 Month USD LIBOR + 2.75%, 2.95%, 9/30/2026	7,979,797	6,781,990
Delta 2 (Luxembourg) S.a.r.l. Senior Secured 2018 USD Term Loan, 2/1/2024 (b)	14,515,437	14,400,910
Motion Finco S.a.r.l. Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 3.45%, 11/12/2026	5,221,086	5,055,603
Peraton Holding Corp. Senior Secured Delayed Draw Term Loan B, 2/1/2028 (b)	17,916,192	17,946,112
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 2.50%, 2.71%, 1/23/2025	7,967,299	7,608,770
UFC Holdings LLC Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.75%, 4/29/2026	20,122,781	20,073,984
		194,876,389
ENVIRONMENTALLY FRIENDLY — 0.2%
Robertshaw U.S. Holding Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 2/28/2025	9,238,537	8,718,869
FINANCIAL SERVICES — 0.1%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 6 Month USD LIBOR + 3.00%, 3.23%, 10/31/2025	3,959,945	3,854,353
FOOD & STAPLES RETAILING — 0.0% (c)
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.11%, 9/13/2026 (b)	882,679	867,020
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.2%
Chobani LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 10/20/2027	$8,911,225	$8,917,908
FOOD-MISC/DIVERSIFIED — 0.1%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1/29/2027 (b)	5,299,505	5,234,771
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 1.0%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25%, 6.50%, 8/1/2024	37,391,061	37,434,995
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Carestream Health, Inc. Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 8/8/2023	18,776,613	17,149,338
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/1/2027	13,698,591	13,664,344
		30,813,682
HEALTH CARE PROVIDERS & SERVICES — 11.4%
Alphabet Holding Company, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 9/26/2024	17,173,286	17,078,060
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.86%, 2/27/2026	3,678,191	3,577,041
BioClinica Holding I, LP 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 5.25%, 10/20/2023	573,717	573,955
Cambrex Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 12/4/2026	1,459,756	1,461,887

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 3.70%, 8/15/2024	$1,618,596	$1,616,572
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023	20,054,691	20,017,088
Covenant Surgical Partners, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00%, 4.11%, 7/1/2026	2,494,763	2,460,460
CPI Holdco LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00%, 4.11%, 11/4/2026	1,248,542	1,249,010
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 10/10/2025	70,945,890	61,442,333
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027	11,286,282	11,314,497
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 7/27/2023	9,123,520	9,130,865
Femur Buyer, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.50%, 4.75%, 3/5/2026	2,870,014	2,751,626
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 3 Month USD LIBOR + 4.25%, 5.25%, 3/14/2025	27,855,234	27,725,985
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 10/2/2025	17,203,844	17,175,888
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	12,281,013	12,228,696
Security Description	Principal Amount	Value
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 2/18/2028	$17,464,857	$17,379,716
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75%, 4.50%, 2/18/2028	582,162	579,324
NMSC Holdings, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 5.00%, 6.00%, 4/19/2023	12,536,926	12,377,081
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.50%, 6/30/2025	5,469,041	5,466,307
Phoenix Guarantor Inc:
Senior Secured 2020 Term Loan B, 3/5/2026 (b)	1,632,324	1,617,029
Senior Secured 2020 Term Loan B2, 3/5/2026 (b)	2,077,811	2,064,503
Senior Secured 2021 Term Loan B3, 3/5/2026 (b)	8,770,144	8,713,971
Pluto Acquisition I, Inc. Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 5.00%, 5.50%, 6/22/2026	3,631,923	3,645,543
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.86%, 11/16/2025	38,945,162	38,912,059
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/3/2024	53,581,501	53,154,456
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	78,310,204	73,051,283
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.00%, 4.00%, 6/23/2024	26,643,233	26,341,631

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Unified Physician Management LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25%, 5.00%, 12/16/2027	$7,394,732	$7,413,219
		440,520,085
HEALTH CARE TECHNOLOGY — 0.6%
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 3/1/2024 (b)	24,647,216	24,648,572
HOTELS, RESTAURANTS & LEISURE — 5.2%
Alterra Mountain Company:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 8/1/2026	9,584,610	9,632,533
Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.86%, 7/31/2024	1,994,845	1,964,933
Boyd Gaming Corp. Senior Secured Term Loan B3, 1 Week USD LIBOR + 2.25%, 2.33%, 9/15/2023	500,201	499,810
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 12/23/2024	5,799	5,722
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50%, 3.25%, 10/4/2023	21,025,769	20,734,878
Motion Finco S.a.r.l. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 3.45%, 11/12/2026	39,636,097	38,379,831
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 3.00%, 10/15/2025	3,440,178	3,431,921
Peraton Holding Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/1/2028 (b)	10,180,194	10,197,195
Security Description	Principal Amount	Value
Recess Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 9/30/2024	$20,418,447	$20,276,029
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.86%, 8/14/2024	42,285,671	41,555,186
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 5.20%, 5/29/2026	17,300,000	14,129,256
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.5%, 2/28/2025	39,382,030	40,186,014
		200,993,308
HOUSEHOLD PRODUCTS — 0.7%
Champ Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 5.50%, 5.76%, 12/19/2025	26,312,455	26,288,905
INDUSTRIAL CONGLOMERATES — 0.2%
Fluid-Flow Products, Inc.:
Senior Secured Delayed Draw Term Loan, 3/31/2028 (b)	1,548,387	1,541,613
Senior Secured Term Loan, 3/31/2028 (b)	8,129,032	8,093,468
		9,635,081
INSURANCE — 3.5%
Alliant Holdings Intermediate LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 5/9/2025	16,475,997	16,297,645
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 2/12/2027	14,126,578	13,985,313
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 5.36%, 2/3/2028	13,658,537	13,930,000

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 3.36%, 8/3/2027 (b)	$2,500,000	$2,485,150
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 1/27/2027	308,200	305,139
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 2.97%, 4/25/2025	5,491,026	5,421,729
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 4/25/2025	14,685,246	14,697,435
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 11/12/2027	2,103,963	2,101,038
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 2/15/2027	33,401,548	32,955,303
OneDigital Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50%, 5.25%, 11/16/2027	506,505	507,351
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 12/31/2025	19,336,128	19,103,805
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.86%, 9/3/2026	15,496,420	15,437,456
		137,227,364
INTERACTIVE MEDIA & SERVICES — 0.6%
Ivanti Software, Inc.:
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 12/1/2027	19,041,360	19,142,565
Senior Secured 2021 Add On Term Loan B, 12/1/2027 (b)	3,353,057	3,346,351
		22,488,916
Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 1.6%
Endure Digital, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	$32,540,481	$32,255,752
Harbor Freight Tools USA, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.75%, 10/19/2027	16,471,797	16,475,503
Shutterfly, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 9/25/2026	1,009,316	1,014,433
White Cap Buyer LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 4.00%, 4.50%, 10/19/2027	12,827,192	12,820,073
		62,565,761
IT SERVICES — 0.6%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.87%, 2/27/2025	13,443,247	13,354,387
TierPoint LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 5/5/2026 (b)	4,288,783	4,272,250
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	4,638,637	4,540,460
		22,167,097
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.86%, 3/31/2025	4,987,113	4,788,975
LEISURE&REC/GAMES — 0.2%
AP Gaming I LLC Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 2/15/2024	6,942,445	6,814,461

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 8/30/2024	$1,174,243	$1,175,499
MACHINERY — 1.7%
American Trailer World Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028	5,376,344	5,349,489
Blount International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/12/2023	1,627,907	1,634,012
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 7/19/2024	6,832,345	6,816,699
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 5/31/2025	24,378,135	24,397,150
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 1.86%, 3/1/2027 (b)	7,557	7,535
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.27%, 3/28/2025	29,201,556	28,658,553
		66,863,438
MACHINERY-CONSTRUCTION & MINING — 0.4%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75%, 3.25%, 8/1/2025	14,591,585	14,486,745
MEDIA — 4.0%
Coral-US Co-Borrower LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.25%, 2.36%, 1/31/2028 (b)	1,000,000	986,075
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 8/24/2026	27,692,809	19,223,379
Security Description	Principal Amount	Value
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 5/1/2026	$3,993,434	$3,951,004
MH Sub I LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 9/13/2024	38,789,816	38,428,682
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 9/13/2024 (b)	4,366,663	4,372,514
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 6.36%, 2/12/2029	11,335,013	11,420,025
Nielsen Finance LLC Senior Secured 2020 USD Term Loan B5, 1 Month USD LIBOR + 3.75%, 4.75%, 6/4/2025	1,572,937	1,581,667
Radiate Holdco LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026	25,817,305	25,837,830
Recorded Books, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00%, 4.11%, 8/29/2025	5,509,129	5,502,628
The E.W. Scripps Co. Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.00%, 3.75%, 1/7/2028	3,990,000	3,982,219
Univision Communications, Inc. Senior Secured 2020 Replacement Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/15/2026	12,365,389	12,376,642
UPC Broadband Holding B.V.:
Senior Secured 2020 USD Term Loan B1, 1 Month USD LIBOR + 3.50%, 3.61%, 1/31/2029	7,419,201	7,408,629
Senior Secured 2020 USD Term Loan B2, 1 Month USD LIBOR + 3.50%, 3.61%, 1/31/2029	7,419,201	7,408,629
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 8/18/2023	11,218,593	11,215,115
		153,695,038

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.5%
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.86%, 9/6/2026	$1,928,424	$1,921,192
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 9/6/2025	16,746,152	16,524,601
		18,445,793
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 1.95%, 6/11/2025 (b)	498,718	496,848
MULTILINE RETAIL — 0.2%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 12/13/2023	5,188,768	5,190,402
Storable, Inc Senior Secured Term Loan B, 2/26/2028 (b)	2,397,260	2,378,538
		7,568,940
OIL, GAS & CONSUMABLE FUELS — 1.6%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 6/24/2024	15,625,769	15,085,430
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.20%, 2/7/2025	26,786,503	26,403,857
EG Group Limited Senior Secured 2021 Term Loan, 3/10/2026 (b)	3,640,777	3,608,920
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/17/2025	10,436,547	10,127,782
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 6/23/2025	5,428,144	5,429,827
		60,655,816
Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.2%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.63%, 5/4/2025	$23,079,888	$22,711,071
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 6.00%, 7/5/2023	13,819,883	13,419,107
Elanco Animal Health Incorporated Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 1.87%, 8/2/2027	996,705	985,134
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 11/15/2027	1,617,178	1,601,103
Pathway Vet Alliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 3/31/2027	5,627,949	5,602,736
PetVet Care Centers LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.25%, 2/15/2025	4,124,200	4,120,591
		48,439,742
PIPELINES — 0.7%
Oryx Midstream Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 5/22/2026	26,000,207	25,436,913
POLLUTION CONTROL — 0.0% (c)
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 8/1/2024	146,873	146,565
PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 2/6/2026	1,246,875	1,241,813
GlobalLogic Holdings, Inc. Senior Secured 2020 Incremental Term Loan B2, 1 Month USD LIBOR + 3.75%, 4.50%, 9/14/2027	3,222,150	3,226,178

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/21/2025	$10,128,958	$9,929,214
		14,397,205
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.50%, 6/30/2024 (b)	33,361,937	25,605,287
RETAIL-BUILDING PRODUCTS — 1.0%
Foundation Building Materials Holding Company LLC:
Senior Secured 2021 Delayed Draw Term Loan, 1 Week USD LIBOR + 3.25%, 3.75%, 1/29/2028	1,253,007	1,243,139
Senior Secured 2021 Term Loan, 1 Week USD LIBOR + 3.25%, 3.75%, 1/29/2028	2,166,657	2,149,595
Kodiak Building Partners, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 3/12/2028	6,130,790	6,100,136
LBM Acquisition LLC:
Senior Secured Delayed Draw Term Loan, 12/17/2027 (b)	5,557,879	5,543,817
Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027	25,009,955	24,946,680
		39,983,367
RETAIL-RESTAURANTS — 2.2%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 6/27/2025	8,478,205	8,410,422
IRB Holding Corp:
Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 12/15/2027	26,907,971	26,844,872
Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	$13,854,116	$13,761,224
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 5/23/2025	26,400,000	26,084,916
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 2/5/2027	8,629,632	8,591,273
		83,692,707
SEMICONDUCTOR EQUIPMENT — 0.5%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.75%, 2.86%, 6/21/2024	2,587,796	2,571,622
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.75%, 2.86%, 6/21/2024	17,405,018	17,296,237
		19,867,859
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Ultra Clean Holdings, Inc. Senior Secured 2021 Term Loan B, 8/27/2025 (b)	2,857,143	2,867,857
SOFTWARE — 16.0%
Ahead Data Blue LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.00%, 6.00%, 10/13/2027	8,015,970	8,043,545
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 9/19/2024	7,733,716	7,714,885
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50%, 5.70%, 9/19/2025	1,250,000	1,262,500
Athenahealth, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25%, 4.45%, 2/11/2026	49,260,562	49,445,289

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Banff Merger Sub, Inc. Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 10/2/2025	$25,066,591	$24,991,140
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 4/29/2024 (b)	1,994,819	1,995,527
CT Technologies Intermediate Holdings, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00%, 6.00%, 12/16/2025	21,350,123	21,412,359
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 10/16/2026	5,178,769	5,176,257
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.11%, 2/16/2029	12,756,264	12,875,918
ECI Macola Max Holdings LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 11/9/2027	7,204,167	7,191,559
Epicor Software Corporation:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 8.75%, 7/31/2028	3,355,932	3,477,585
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 7/30/2027	17,886,063	17,858,966
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	73,966,880	72,597,754
First Advantage Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.11%, 2/1/2028	6,328,907	6,290,934
Flexera Software LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028 (b)	16,246,342	16,297,112
Gigamon, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 12/27/2024	1,562,500	1,566,414
Security Description	Principal Amount	Value
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 4.75%, 12/1/2027	$34,550,373	$34,584,923
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 11/19/2026	25,616,107	25,792,217
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024	19,911,577	19,926,112
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 2/4/2028	8,458,647	8,417,411
I-Logic Technologies Bidco, Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00%, 4.50%, 2/16/2028	5,357,143	5,323,661
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 1/12/2026	6,825,694	6,833,680
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 8.75%, 1/10/2027	2,312,694	2,323,101
Informatica LLC Senior Secured 2020 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.12%, 7.13%, 2/25/2025	587,888	602,220
ION Trading Finance Limited Senior Secured 2021 USD Term Loan, 4/1/2028 (b)	10,236,221	10,249,016
MA FinanceCo. LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 6/5/2025	5,215,669	5,258,046
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 11/29/2024	3,250,732	3,204,458
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 7.36%, 12/1/2025	4,297,287	4,299,973

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Add-On Term Loan, 1 Month USD LIBOR + 4.25%, 4.75%, 11/29/2024	$23,398,426	$23,480,320
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 9/5/2025	437,479	434,909
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 10/22/2026	5,937,500	5,956,084
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 4/26/2024	15,164,865	15,144,014
Project Angel Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 5/30/2025	4,091,088	4,091,088
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 6/1/2026	11,311,695	11,180,932
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.75%, 5.75%, 7/5/2024	2,257,384	2,256,256
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.75%, 5.75%, 7/7/2024	16,461,210	16,446,807
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 3/3/2028 (b)	6,651,142	6,634,515
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.46%, 5/16/2025	3,519,413	3,522,246
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 8.46%, 5/18/2026	6,386,053	6,392,695
Security Description	Principal Amount	Value
Rackspace Hosting, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 3.50%, 2/9/2028	$2,000,000	$1,984,890
RealPage, Inc. Senior Secured Term Loan, 2/17/2028 (b)	11,831,461	11,792,003
Rocket Software, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25%, 4.36%, 11/28/2025	6,303,743	6,301,001
Sabre GLBL, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 12/17/2027	2,703,252	2,735,367
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 10/7/2027	7,608,796	7,615,948
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.68%, 3/5/2027	5,345,163	5,300,210
Syncsort Incorporated Senior Secured 2021 1st Lien Term Loan, 3/4/2028 (b)	26,185,958	26,055,028
Ultimate Software Group, Inc. (The):
Senior Secured 2020 2nd Lien Incremental Term Loan, 3 Month USD LIBOR + 6.75%, 7.50%, 5/3/2027	7,000,000	7,198,345
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 5/3/2026	13,009,607	13,028,926
Veritas US, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 5.00%, 6.00%, 9/1/2025 (b)	18,045,161	18,101,552
Virgin Pulse, Inc. Senior Secured 2021 Term Loan, 3/30/2028 (b)	8,510,638	8,478,723
Virtusa Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 5.00%, 2/11/2028 (b)	6,109,858	6,125,163
Weld North Education LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 12/21/2027	15,889,381	15,880,562

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zaxby's Operating Company LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 12/28/2027	$8,664,260	$8,670,758
		619,820,904
SPECIALTY RETAIL — 1.5%
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027	2,926,829	2,914,712
Petco Animal Supplies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 3/3/2028	17,445,483	17,404,573
PetSmart, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/12/2028	38,440,380	38,434,614
		58,753,899
TELECOMMUNICATION EQUIP — 0.7%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00%, 4.20%, 8/14/2026	5,677,639	5,671,961
Avaya, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 4.00%, 4.11%, 12/15/2027	1,808,511	1,810,455
Colorado Buyer, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 5/1/2024	1,154,064	1,110,262
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027	16,094,340	16,097,237
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.86%, 3/1/2027	2,910,288	2,876,339
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.60%, 11/30/2025	262,222	232,466
		27,798,720
Security Description	Principal Amount	Value
TRANSPORT-AIR FREIGHT — 1.0%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026	$38,363,331	$37,283,595
TRANSPORT-SERVICES — 0.4%
Gruden Acquisition, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 5.50%, 6.50%, 8/18/2022	16,718,247	16,718,247
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,587,330,987)		3,627,741,491
	Shares
WARRANTS — 0.0% (c)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health Holdings (expiring 06/07/21) (d) (e) (Cost $0)	372	—
TOTAL WARRANTS (Cost $0)		—
	Principal Amount
CORPORATE BONDS & NOTES — 7.4%
AEROSPACE & DEFENSE — 0.4%
TransDigm, Inc.:
4.63%, 1/15/2029 (f)	2,740,000	2,701,065
5.50%, 11/15/2027	3,000,000	3,102,690
6.25%, 3/15/2026 (f)	7,424,000	7,870,405
		13,674,160
COMMERCIAL SERVICES — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (f)	811,000	859,919
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.38%, 3/1/2029 (f)	2,000,000	2,082,780
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	13,235,000	13,777,106
Team Health Holdings, Inc. 6.38%, 2/1/2025 (f)	5,500,000	4,860,350
		21,580,155

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.1%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (f)	$3,488,000	$3,881,481
DIVERSIFIED FINANCIAL SERVICES — 0.4%
AG Issuer LLC 6.25%, 3/1/2028 (f)	3,827,000	4,000,784
NFP Corp. 6.88%, 8/15/2028 (f)	10,484,000	10,876,626
		14,877,410
ELECTRIC — 0.0% (c)
Calpine Corp. 5.00%, 2/1/2031 (f)	1,450,000	1,414,968
ENTERTAINMENT — 0.0% (c)
Cinemark USA, Inc. 5.88%, 3/15/2026 (f)	1,974,000	2,022,442
FOOD — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 5.88%, 2/15/2028 (f)	6,609,000	7,046,119
INSURANCE — 0.2%
AssuredPartners, Inc. 5.63%, 1/15/2029 (f)	2,632,000	2,678,297
HUB International, Ltd. 7.00%, 5/1/2026 (f)	5,000,000	5,191,600
		7,869,897
INTERNET — 1.3%
Endure Digital, Inc. 6.00%, 2/15/2029 (f)	17,000,000	16,604,410
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (f)	29,421,000	31,923,256
		48,527,666
MEDIA — 1.3%
Altice Financing SA 5.00%, 1/15/2028 (f)	2,039,000	2,012,513
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (f)	3,921,000	2,823,551
DISH DBS Corp. 7.38%, 7/1/2028	6,500,000	6,799,975
Entercom Media Corp. 6.75%, 3/31/2029 (f)	2,500,000	2,600,050
iHeartCommunications, Inc. 5.25%, 8/15/2027 (f)	7,417,000	7,634,318
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (f)	5,357,000	5,711,259
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (f)	4,893,000	4,758,736
Security Description	Principal Amount	Value
Univision Communications, Inc. 6.63%, 6/1/2027 (f)	$15,548,000	$16,606,508
		48,946,910
PACKAGING & CONTAINERS — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (f)	2,963,000	3,022,023
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (f)	1,442,000	1,488,331
		4,510,354
PHARMACEUTICALS — 0.2%
Bausch Health Cos., Inc. 5.25%, 2/15/2031 (f)	3,200,000	3,186,880
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (f)	5,200,000	5,526,924
		8,713,804
REAL ESTATE — 0.0% (c)
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (f)	2,016,000	1,986,849
RETAIL — 1.1%
eG Global Finance PLC 6.75%, 2/7/2025 (f)	21,242,000	21,740,550
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (f)	15,692,000	15,493,182
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (f)	5,248,000	5,673,508
		42,907,240
SOFTWARE — 0.4%
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (f)	2,059,000	2,213,302
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (f)	5,000,000	5,095,050
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (f)	9,444,000	9,818,360
		17,126,712
TELECOMMUNICATIONS — 1.1%
Altice France Holding SA 6.00%, 2/15/2028 (f)	6,598,000	6,507,607
Altice France SA 5.50%, 1/15/2028 (f)	5,000,000	5,128,100

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CommScope Technologies LLC 6.00%, 6/15/2025 (f)	$10,000,000	$10,202,500
CommScope, Inc. 7.13%, 7/1/2028 (f)	2,325,000	2,467,941
Plantronics, Inc.:
4.75%, 3/1/2029 (f)	14,346,000	14,089,207
5.50%, 5/31/2023 (f)	4,118,000	4,141,184
		42,536,539
TOTAL CORPORATE BONDS & NOTES (Cost $282,796,564)		287,622,706
	Shares
SHORT-TERM INVESTMENT — 15.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (g) (h) (Cost $607,635,096)	607,635,096	607,635,096
TOTAL INVESTMENTS — 116.8% (Cost $4,477,762,652)		4,522,999,293
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.8)%		(649,371,722)
NET ASSETS — 100.0%		$3,873,627,571
(a)	The rate shown represents the rate at March 31, 2021.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.2% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind

At March 31, 2021, the Fund had unfunded loan commitments of $3,313,660, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OneDigital Borrower LLC	49,998	50,082	84
Covenant Surgical Partners, Inc.	505,236	498,289	(6,947)
National Mentor Holdings, Inc.	1,921,134	1,911,769	(9,365)
TricorBraun Holdings, Inc.	837,291	830,488	(6,803)
			$(23,031)
See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF (Formerly, SPDR Blackstone / GSO Senior Loan ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$287,622,706	$—	$287,622,706
Senior Floating Rate Loans	—	3,604,251,562	—	3,604,251,562
Warrants	—	—	0(a)	0
Short-Term Investment	607,635,096	—	—	607,635,096
TOTAL INVESTMENTS	$607,635,096	$3,891,874,268	$0	$4,499,509,364
LIABILITIES:
Investments:
Senior Floating Rate Loans
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	—	(23,031)	—	(23,031)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$23,466,898	$—	$23,466,898
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	120,384,183	$120,384,183	$1,864,566,010	$1,377,315,097	$—	$—	607,635,096	$607,635,096	$155,675
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 67.5%
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
1.17%, 2/4/2023	$665,000	$667,780
1.43%, 2/4/2024	1,000,000	1,001,660
4.51%, 5/1/2023	1,000,000	1,071,340
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 0.93%, 3/10/2023 (a)	4,000,000	4,008,280
		6,749,060
AGRICULTURE — 1.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.07%, 8/15/2022 (a)	3,000,000	3,022,710
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	1,000,000	1,040,690
		4,063,400
AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.37%, 0.57%, 5/10/2023 (a)	1,900,000	1,905,472
Series MTN, 3 Month USD LIBOR + 0.45%, 0.64%, 2/15/2022 (a)	3,000,000	3,008,580
Series MTN, 3 Month USD LIBOR + 0.47%, 0.66%, 11/16/2022 (a)	1,200,000	1,206,504
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.88%, 1.06%, 2/22/2022 (a) (b)	2,000,000	2,012,280
3 Month USD LIBOR + 0.90%, 1.09%, 2/15/2022 (a) (b)	1,250,000	1,257,487
Ford Motor Credit Co. LLC:
3.34%, 3/28/2022	1,500,000	1,518,585
5.88%, 8/2/2021	1,000,000	1,013,770
General Motors Financial Co., Inc. 3 Month USD LIBOR + 1.31%, 1.51%, 6/30/2022 (a)	7,000,000	7,073,640
Hyundai Capital America 0.80%, 1/8/2024 (b)	1,500,000	1,487,280
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.82%, 9/21/2021 (a) (b)	1,500,000	1,500,840
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 0.87%, 7/13/2022 (a) (b)	$2,000,000	$1,998,920
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.66%, 9/8/2022 (a)	2,000,000	2,010,740
		25,994,098
BANKS — 21.2%
Bank of America Corp.:
SOFR + 0.73%, 0.75%, 10/24/2024 (a)	2,000,000	2,009,760
Series MTN, 3 Month USD LIBOR + 1.16%, 1.38%, 1/20/2023 (a)	3,000,000	3,023,550
Series MTN, 3 Month USD LIBOR + 1.18%, 1.40%, 10/21/2022 (a)	1,814,000	1,824,612
Barclays Bank PLC 1.70%, 5/12/2022	985,000	998,829
CIT Group, Inc. 5.00%, 8/15/2022	1,000,000	1,055,270
Citigroup, Inc.:
3 Month USD LIBOR + 1.43%, 1.62%, 9/1/2023 (a)	1,250,000	1,268,737
Series _, 3 Month USD LIBOR + 0.96%, 1.18%, 4/25/2022 (a)	1,250,000	1,259,987
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.70%, 1/10/2023 (a)	250,000	251,418
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.93%, 2/23/2023 (a)	5,000,000	5,039,400
SOFR + 0.58%, 0.59%, 3/8/2024 (a)	5,000,000	4,993,800
HSBC Holdings PLC 3 Month USD LIBOR + 1.00%, 1.19%, 5/18/2024 (a)	1,500,000	1,515,930
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,000,000	2,012,820
3 Month USD LIBOR + 0.73%, 0.95%, 4/23/2024 (a)	2,000,000	2,016,560
3 Month USD LIBOR + 1.23%, 1.45%, 10/24/2023 (a)	1,500,000	1,523,085
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.87%, 2/1/2022 (a)	1,000,000	1,004,440

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	$1,295,000	$1,307,341
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 1.01%, 7/25/2022 (a)	3,000,000	3,022,320
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.06%, 9/11/2022 (a)	3,000,000	3,028,260
Morgan Stanley:
Series GMTN, SOFR + 0.70%, 0.73%, 1/20/2023 (a)	2,400,000	2,405,712
Series MTN, 3 Month USD LIBOR + 1.40%, 1.62%, 10/24/2023 (a)	2,000,000	2,035,700
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 0.77%, 9/20/2021 (a) (b)	750,000	751,808
3 Month USD LIBOR + 0.71%, 0.90%, 11/4/2021 (a) (b)	500,000	501,870
Royal Bank of Canada:
SOFR + 0.52%, 0.55%, 1/20/2026 (a)	1,000,000	998,320
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.58%, 1/17/2023 (a)	3,000,000	3,011,400
Series GMTN, SOFR + 0.40%, 0.42%, 8/5/2022 (a)	3,000,000	3,010,530
Santander UK PLC 3 Month USD LIBOR + 0.62%, 0.81%, 6/1/2021 (a)	300,000	300,279
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 0.62%, 5/17/2021 (a) (b)	1,500,000	1,500,810
Standard Chartered PLC:
3 Month USD LIBOR + 1.20%, 1.38%, 9/10/2022 (a) (b)	1,500,000	1,506,195
SOFR + 1.25%, 1.28%, 10/14/2023 (a) (b)	2,000,000	2,020,140
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.96%, 10/18/2022 (a)	2,400,000	2,418,408
3 Month USD LIBOR + 0.80%, 1.02%, 10/16/2023 (a)	1,000,000	1,010,980
3 Month USD LIBOR + 0.86%, 1.08%, 7/19/2023 (a)	3,500,000	3,542,035
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/2021 (a)	$2,252,000	$2,264,544
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 1.12%, 7/13/2021 (a)	400,000	400,972
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.14%, 8/15/2023 (a) (b)	2,000,000	2,018,280
3 Month USD LIBOR + 1.53%, 1.74%, 2/1/2022 (a) (b)	3,000,000	3,035,340
Wells Fargo & Co. 3 Month USD LIBOR + 1.23%, 1.44%, 10/31/2023 (a)	1,500,000	1,522,935
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 0.61%, 1/13/2023 (a)	2,000,000	2,008,980
		73,421,357
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 Month USD LIBOR + 0.74%, 0.96%, 1/12/2024 (a)	1,000,000	1,007,300
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.71%, 9/29/2023 (a)	875,000	875,998
CHEMICALS — 1.0%
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	2,000,000	2,009,320
3 Month USD LIBOR + 1.11%, 1.30%, 11/15/2023 (a)	1,460,000	1,483,783
		3,493,103
COMPUTERS — 0.6%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.69%, 2/9/2022 (a)	750,000	752,940
Leidos, Inc. 2.95%, 5/15/2023 (b)	1,435,000	1,500,278
		2,253,218
DIVERSIFIED FINANCIAL SERVICES — 0.3%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.88%, 3/3/2022 (a)	619,000	621,686
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.83%, 6/15/2023 (a)	500,000	500,835
		1,122,521

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 3.0%
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.60%, 7/28/2023 (a)	$3,500,000	$3,500,385
NextEra Energy Capital Holdings, Inc. SOFR + 0.54%, 0.55%, 3/1/2023 (a)	2,500,000	2,505,850
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	771,063
3 Month USD LIBOR + 1.37%, 1.57%, 11/15/2021 (a)	2,000,000	2,003,280
3 Month USD LIBOR + 1.48%, 1.67%, 6/16/2022 (a)	1,500,000	1,498,995
		10,279,573
FOOD — 0.3%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.23%, 10/17/2023 (a)	1,000,000	1,015,700
GAS — 4.6%
Atmos Energy Corp. 3 Month USD LIBOR + 0.5%, 0.57%, 3/9/2023 (a)	3,125,000	3,125,313
CenterPoint Energy Resources Corp. 0.68%, 3/2/2023 (a)	8,000,000	8,000,160
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.79%, 3/11/2023 (a)	5,000,000	4,999,450
		16,124,923
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	1,000,000	1,051,110
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 0.44%, 6/15/2021 (a)	600,000	600,234
		1,651,344
INSURANCE — 2.9%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 0.82%, 3/29/2023 (a)	1,500,000	1,511,775
Jackson National Life Global Funding SOFR + 0.60%, 0.64%, 1/6/2023 (a) (b)	2,398,000	2,409,606
MET Tower Global Funding SOFR + 0.55%, 0.58%, 1/17/2023 (a) (b)	1,500,000	1,507,770
Security Description	Principal Amount	Value
Metropolitan Life Global Funding I SOFR + 0.57%, 0.60%, 1/13/2023 (a) (b)	$3,000,000	$3,017,190
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,583,505
		10,029,846
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.28%, 0.46%, 9/7/2021 (a)	500,000	500,510
Series MTN, 3 Month USD LIBOR + 0.59%, 0.77%, 6/6/2022 (a)	2,872,000	2,888,198
		3,388,708
MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.66%, 9/8/2022 (a)	1,395,000	1,402,659
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	2,000,000	2,085,200
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.64%, 4/1/2021 (a) (b)	3,400,000	3,400,000
Walt Disney Co. 3 Month USD LIBOR + 0.25%, 0.44%, 9/1/2021 (a)	2,300,000	2,302,070
		7,787,270
MISCELLANEOUS MANUFACTURER — 1.4%
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.44%, 3/11/2024 (a) (b)	5,000,000	5,011,600
OIL & GAS — 5.1%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.84%, 9/19/2022 (a)	1,750,000	1,758,802
Chevron Corp.:
1.14%, 5/11/2023	285,000	289,959

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.48%, 0.66%, 3/3/2022 (a)	$500,000	$501,845
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.10%, 5/15/2022 (a)	2,100,000	2,114,742
Diamondback Energy, Inc. 0.90%, 3/24/2023	1,000,000	1,000,590
Phillips 66 3 Month USD LIBOR + 0.62%, 0.81%, 2/15/2024 (a)	6,000,000	6,007,620
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.59%, 11/13/2023 (a)	2,000,000	2,012,500
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.33%, 9/15/2023 (a)	4,000,000	4,009,200
		17,695,258
PACKAGING & CONTAINERS — 0.9%
Berry Global, Inc. 0.95%, 2/15/2024 (b)	1,600,000	1,592,208
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,500,000	1,495,200
		3,087,408
PHARMACEUTICALS — 3.6%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 0.83%, 11/21/2022 (a)	1,415,000	1,423,490
AmerisourceBergen Corp. 0.74%, 3/15/2023	805,000	805,708
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.80%, 6/10/2022 (a)	690,000	693,857
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.19%, 12/15/2023 (a) (b)	1,000,000	1,013,500
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,640,000	1,640,607
3 Month USD LIBOR + 0.38%, 0.57%, 5/16/2022 (a)	2,000,000	2,006,600
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	2,000,000	2,023,740
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	2,724,000	2,732,009
		12,339,511
PIPELINES — 1.7%
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.29%, 9/9/2022 (a)	4,784,000	4,786,153
Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp. 3.65%, 6/1/2022	$1,000,000	$1,023,930
		5,810,083
REAL ESTATE INVESTMENT TRUSTS — 1.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	4,000,000	4,260,120
RETAIL — 1.3%
7-Eleven, Inc.:
0.80%, 2/10/2024 (b)	2,000,000	1,994,000
3 Month USD LIBOR + 0.45%, 0.65%, 8/10/2022 (a) (b)	2,000,000	2,001,920
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.50%, 3/1/2022 (a)	500,000	501,270
		4,497,190
TELECOMMUNICATIONS — 3.1%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,503,360
1.70%, 3/25/2026	1,500,000	1,500,135
SOFR + 0.64%, 0.65%, 3/25/2024 (a)	1,500,000	1,501,425
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.30%, 5/15/2025 (a)	3,500,000	3,578,820
SOFR + 0.5%, 0.51%, 3/22/2024 (a)	2,500,000	2,506,800
		10,590,540
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.69%, 4/1/2023 (a)	200,000	201,240
TOTAL CORPORATE BONDS & NOTES (Cost $233,507,429)		234,153,028
ASSET-BACKED SECURITIES — 14.5%
AUTOMOBILE — 8.0%
Ally Auto Receivables Trust Series 2018-3, Class A3, 3.00%, 1/17/2023	511,171	514,348
BMW Floorplan Master Owner Trust:
Series 2018-1, Class A1, 3.15%, 5/15/2023 (b)	375,000	376,165
Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 0.43%, 5/15/2023 (a) (b)	500,000	500,149

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Carmax Auto Owner Trust Series 2019-4, Class A2A, 2.01%, 3/15/2023	$125,295	$125,793
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	506,821	513,322
Enterprise Fleet Financing LLC:
Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	1,518,797	1,538,867
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	711,249	716,865
Ford Credit Auto Lease Trust Series 2019-A, Class A3, 2.90%, 5/15/2022	1,530,729	1,533,878
GM Financial Automobile Leasing Trust:
Series 2020-3, Class A2B, 1 Month USD LIBOR + 0.13%, 0.24%, 11/21/2022 (a)	4,791,474	4,790,768
Series 2020-1, Class A2B, 1 Month USD LIBOR + 0.14%, 0.25%, 4/20/2022 (a)	851,582	851,549
Hyundai Auto Lease Securitization Trust:
Series 2020-A, Class A2, 1.90%, 5/16/2022 (b)	449,289	450,445
Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	431,218	432,452
Nissan Master Owner Trust Receivables Series 2019-A, Class A, 1 Month USD LIBOR + 0.56%, 0.67%, 2/15/2024 (a)	11,345,000	11,391,870
Santander Retail Auto Lease Trust:
Series 2019-C, Class A2A, 1.89%, 9/20/2022 (b)	643,161	645,821
Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	2,200,000	2,228,718
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3, 3.33%, 8/25/2022 (b)	359,830	362,551
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	688,967	695,888
		27,669,449
CREDIT CARD — 6.5%
American Express Credit Account Master Trust Series 2017-5, Class A, 1 Month USD LIBOR + 0.38%, 0.49%, 2/18/2025 (a)	1,000,000	1,004,046
Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2, 1 Month USD LIBOR + 0.63%, 0.74%, 2/15/2024 (a)	$500,000	$500,084
Chase Issuance Trust Series 2018-A1, Class A1, 1 Month USD LIBOR + 0.20%, 0.31%, 4/17/2023 (a)	400,000	400,011
Discover Card Execution Note Trust Series 2017-A7, Class A7, 1 Month USD LIBOR + 0.36%, 0.47%, 4/15/2025 (a)	1,500,000	1,505,971
Golden Credit Card Trust:
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 0.43%, 5/15/2023 (a) (b)	1,100,000	1,100,386
Series 2017-4A, Class A, 1 Month USD LIBOR + 0.52%, 0.63%, 7/15/2024 (a) (b)	7,800,000	7,841,788
Master Credit Card Trust II:
Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 0.50%, 1/21/2023 (a) (b)	3,150,000	3,152,812
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 0.60%, 7/21/2024 (a) (b)	7,000,000	7,041,297
		22,546,395
TELECOMMUNICATIONS — 0.0% (c)
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	233,754	234,239
TOTAL ASSET-BACKED SECURITIES (Cost $50,461,190)		50,450,083
MORTGAGE-BACKED SECURITIES — 2.5%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.36%, 7/15/2035 (a) (b)	2,870,000	2,868,989
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 0.78%, 3/15/2037 (a) (b)	1,437,000	1,437,166
Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 1.03%, 10/15/2036 (a) (b)	1,786,971	1,788,597

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.09%, 5/15/2036 (a) (b)	$2,460,000	$2,461,148
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,541,911)		8,555,900
	Shares
SHORT-TERM INVESTMENT — 15.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (d) (e) (Cost $52,786,802)	52,786,802	52,786,802
TOTAL INVESTMENTS — 99.7% (Cost $345,297,332)		345,945,813
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		942,237
NET ASSETS — 100.0%		$346,888,050

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$234,153,028	$—	$234,153,028
Asset-Backed Securities	—	50,450,083	—	50,450,083
Mortgage-Backed Securities	—	8,555,900	—	8,555,900
Short-Term Investment	52,786,802	—	—	52,786,802
TOTAL INVESTMENTS	$52,786,802	$293,159,011	$—	$345,945,813
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,722,245	$11,722,245	$163,940,805	$122,876,248	$—	$—	52,786,802	$52,786,802	$13,539
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.5%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$500,000	$399,300
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	361,170
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,150,000	922,990
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,631,520
Series REGS, 9.13%, 4/15/2029	150,000	125,090
		3,440,070
AUSTRALIA — 0.1%
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,203,025
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	2,590,000	2,762,623
		3,965,648
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,405,000	1,811,902
BRAZIL — 0.4%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	1,000,000	1,060,380
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	200,000	196,520
Braskem Netherlands Finance BV VRN, 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a) (b)	1,000,000	1,137,170
Cosan Overseas, Ltd. 8.25%, 5/5/2021	4,314,000	4,400,280
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2021	2,100,000	2,105,418
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (a)	200,000	201,840
Itau Unibanco Holding SA:
VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	200,000	187,336
Security Description	Principal Amount	Value
VRN, 5 year CMT + 3.222%, 4.63%, 2/27/2025 (b)	$200,000	$187,336
Minerva Luxembourg SA 4.38%, 3/18/2031 (a)	1,400,000	1,369,340
Petrobras Global Finance B.V. 6.75%, 6/3/2050	2,600,000	2,758,184
		13,603,804
CANADA — 0.6%
Bank of Nova Scotia:
1.63%, 5/1/2023	1,485,000	1,523,313
3.40%, 2/11/2024	400,000	430,124
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	299,931
7.88%, 4/15/2027 (a)	350,000	342,975
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	1,945,000	2,018,988
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	616,095
8.75%, 5/15/2025 (a)	505,000	527,725
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	405,000	392,323
3.75%, 8/1/2025 (a)	275,000	279,092
4.00%, 8/1/2028 (a)	585,000	566,801
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	225,000	232,229
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	975,000	973,177
7.00%, 12/31/2027 (a)	525,000	503,197
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	392,669
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	95,000	95,211
7.13%, 2/1/2027 (a)	460,000	481,114
Parkland Corp. 4.50%, 10/1/2029	435,000	436,988
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,135,000	4,365,857
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	727,269
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	615,000	621,052
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	370,000	370,536
6.50%, 10/15/2027 (a)	375,000	375,315

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tervita Corp. 11.00%, 12/1/2025 (a)	$395,000	$448,088
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	155,000	161,366
		17,181,435
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	563,752	539,561
CHILE — 0.3%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	214,026
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	600,000	647,076
Series REGS, 5.00%, 7/14/2025	200,000	208,700
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	1,800,000	1,941,228
Chile Electricity PEC SpA 0.01%, 1/25/2028 (a)	1,200,000	978,000
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,478,000	1,478,399
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	586,820	614,694
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,602,878
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	800,000	820,704
		8,505,705
CHINA — 0.2%
Baidu, Inc. 3.43%, 4/7/2030	200,000	209,344
CNPC Global Capital, Ltd. 1.13%, 6/23/2023	600,000	600,996
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	200,000	205,104
JD.com, Inc. 3.38%, 1/14/2030	1,800,000	1,848,690
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (a)	700,000	695,982
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	1,200,000	1,258,200
Security Description	Principal Amount	Value
State Grid Overseas Investment, Ltd. Series EMTN, 1.00%, 8/5/2025	$200,000	$194,732
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	2,100,000	2,021,040
		7,034,088
COLOMBIA — 0.1%
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	300,000	303,510
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	400,000	403,988
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,150,356
Grupo Aval, Ltd. 4.38%, 2/4/2030 (a)	300,000	302,487
		3,160,341
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,291,498
Series REGS, 7.95%, 5/11/2026	1,200,000	1,249,908
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,248,336
Series REGS, 7.00%, 2/1/2023	2,450,000	2,548,686
		7,338,428
FRANCE — 0.1%
Altice France SA 7.38%, 5/1/2026 (a)	725,000	754,116
Total Capital International SA 3.39%, 6/29/2060	1,685,000	1,621,223
		2,375,339
GERMANY — 0.0% (c)
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	732,970
INDIA — 0.3%
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	952,074
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	2,200,000	2,330,526
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	1,500,000	1,558,125

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UPL Corp., Ltd. 4.50%, 3/8/2028	$1,300,000	$1,345,734
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,188,838
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	3,055,200
		10,430,497
INDONESIA — 0.1%
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	603,972
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,200,000	1,251,324
Series REGS, 5.63%, 8/10/2037	1,700,000	1,778,625
		3,633,921
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (a)	1,065,000	1,018,364
3.25%, 2/15/2027 (a)	850,000	845,342
		1,863,706
ISRAEL — 0.0% (c)
Delek & Avner Tamar Bond, Ltd. 5.41%, 12/30/2025 (a)	340,000	355,990
JAMAICA — 0.0% (c)
Digicel Group 0.5, Ltd. PIK:
PIK, 7.00%, 12/31/2099 (a)	590,680	431,019
PIK, 8.00%, 4/1/2025 (a)	803,190	665,524
		1,096,543
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.93%, 3/2/2023 (b)	1,845,000	1,859,612
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.96%, 1/17/2023 (b)	1,504,000	1,515,250
		3,374,862
KUWAIT — 0.0% (c)
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	500,000	556,850
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	236,882
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	424,109
Security Description	Principal Amount	Value
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	$200,000	$209,918
		870,909
MALAYSIA — 0.1%
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	2,900,000	2,938,338
Petronas Capital, Ltd. 3.50%, 4/21/2030 (a)	400,000	427,964
		3,366,302
MEXICO — 0.5%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,749,248
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (b)	1,310,000	1,436,808
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (b)	500,000	499,010
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,600,000	1,654,832
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	205,830
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	1,400,000	1,489,012
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,358,415
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,382,262
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,469,897	888,582
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (a)	742,000	745,220
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	3,222,765
		14,631,984
NETHERLANDS — 0.0% (c)
Nouryon Holding B.V. 8.00%, 10/1/2026 (a)	150,000	159,596
PANAMA — 0.1%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	500,000	518,385
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	500,000	464,010

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Global Bank Corp. 3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	$1,400,000	$1,463,518
UEP Penonome II SA 6.50%, 10/1/2038 (a)	1,250,000	1,261,788
		3,707,701
PARAGUAY — 0.0% (c)
Banco Continental SAECA 2.75%, 12/10/2025 (a)	150,000	147,357
PERU — 0.2%
Banco de Credito del Peru:
5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	300,000	300,303
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	700,000	700,707
Banco Internacional del Peru SAA Interbank VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,200,000	1,227,108
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	344,706	360,873
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,900,000	1,700,690
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	200,000	208,514
		4,498,195
PHILIPPINES — 0.1%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	3,000,000	3,105,000
QATAR — 0.0% (c)
Ooredoo International Finance, Ltd.:
Series REGS, 3.25%, 2/21/2023	300,000	313,530
Series REGS, 3.75%, 6/22/2026	200,000	219,804
		533,334
SINGAPORE — 0.4%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	260,000	209,300
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	3,000,000	3,015,000
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	542,470
Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp., Ltd.:
VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a) (b),(b)	$1,600,000	$1,585,312
Series REGS, 3 Month USD LIBOR + 0.45%, 0.65%, 5/17/2021 (b)	500,000	500,195
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	1,100,000	1,091,299
Temasek Financial I, Ltd. 1.00%, 10/6/2030	250,000	229,070
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030 (a)	2,900,000	2,657,212
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	400,000	413,200
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	2,000,000	2,020,820
		12,263,878
SOUTH KOREA — 0.2%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	1,900,000	1,930,077
NongHyup Bank 1.25%, 7/20/2025 (a)	1,000,000	995,090
POSCO:
Series REGS, 2.38%, 1/17/2023	700,000	718,417
Series REGS, 2.75%, 7/15/2024	800,000	844,328
Woori Bank VRN, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (b)	1,000,000	1,044,330
		5,532,242
THAILAND — 0.1%
Bangkok Bank PCL VRN, 5.00%, 12/31/2099	900,000	948,240
Kasikornbank PCL VRN, 5 year CMT + 4.940%, 5.28%, 10/14/2025 (b)	700,000	736,337
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	205,826
		1,890,403
UNITED ARAB EMIRATES — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. 2.16%, 3/31/2034 (a)	2,200,000	2,139,390

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UNITED KINGDOM — 0.2%
BAT Capital Corp. 2.73%, 3/25/2031	$3,935,000	$3,824,426
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	994,350
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	655,024
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	607,124
		6,080,924
UNITED STATES — 9.7%
AbbVie, Inc. 3.85%, 6/15/2024	1,820,000	1,978,176
Academy, Ltd. 6.00%, 11/15/2027 (a)	385,000	406,175
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	445,000	437,760
Activision Blizzard, Inc. 2.50%, 9/15/2050	2,140,000	1,799,547
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	388,633
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,254,131
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	80,000	82,653
Air Lease Corp. 3.25%, 3/1/2025	1,965,000	2,065,018
Air Methods Corp. 8.00%, 5/15/2025 (a)	358,000	338,242
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 3/15/2029 (a)	1,225,000	1,164,583
4.63%, 1/15/2027 (a)	610,000	631,984
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,535,000	2,298,865
Alliance Laundry Systems LLC 1 Month USD LIBOR, 4.25%, 10/8/2027 (b)	119,700	119,681
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	390,000	415,389
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	355,000	376,414
9.75%, 7/15/2027 (a)	680,000	746,463
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	360,000	349,578
Security Description	Principal Amount	Value
Amazon.com, Inc. 2.80%, 8/22/2024	$1,545,000	$1,655,097
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	645,000	686,112
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	333,115
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,807,206
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	300,036
Anthem, Inc. 3.30%, 1/15/2023	1,862,000	1,955,491
Apache Corp.:
4.38%, 10/15/2028	355,000	353,189
4.63%, 11/15/2025	200,000	206,102
Apple, Inc. 1.25%, 8/20/2030	4,005,000	3,703,343
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	130,000	129,689
Arconic Corp. 6.13%, 2/15/2028 (a)	860,000	915,831
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (a)	835,000	835,159
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	306,291
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,807,645
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	1,182,000	1,207,082
4.75%, 3/1/2030	357,000	368,735
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,056,978
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	60,000	61,055
7.00%, 8/15/2025 (a)	952,000	981,874
AT&T, Inc.:
2.25%, 2/1/2032	1,935,000	1,834,515
3.30%, 2/1/2052	950,000	861,697
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	155,000	158,577
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	720,000	752,962
Avaya, Inc.:
6.13%, 9/15/2028 (a)	755,000	802,180

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR, 4.36%, 12/15/2027 (b)	$292,231	$292,847
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	655,000	684,671
B&G Foods, Inc.:
5.25%, 4/1/2025	305,000	313,888
5.25%, 9/15/2027	240,000	249,816
Bally's Corp. 6.75%, 6/1/2027 (a)	740,000	794,420
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	150,000	159,699
Bank of America Corp. Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	2,960,000	2,784,561
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	390,000	391,669
6.25%, 2/15/2029 (a)	300,000	318,465
7.00%, 3/15/2024 (a)	217,000	222,158
7.00%, 1/15/2028 (a)	730,000	792,627
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	610,000	622,596
Becton Dickinson and Co. 2.89%, 6/6/2022	2,874,000	2,948,781
Berry Global, Inc. 0.95%, 2/15/2024 (a)	1,920,000	1,910,650
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	253,236
Boeing Co. 2.95%, 2/1/2030	2,035,000	2,012,859
Boston Properties L.P. 3.65%, 2/1/2026	3,500,000	3,822,420
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	37,623
Boyd Gaming Corp. 4.75%, 12/1/2027	615,000	626,193
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,159,020
Broadcom, Inc.:
3.15%, 11/15/2025	436,000	464,466
3.42%, 4/15/2033	1,434,000	1,438,107
Brown & Brown, Inc. 2.38%, 3/15/2031	1,390,000	1,337,805
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	400,000	419,368
6.75%, 6/1/2027 (a)	165,000	177,657
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	210,000	218,091
Security Description	Principal Amount	Value
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	$300,000	$298,203
5.63%, 9/15/2028 (a)	200,000	202,940
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	440,000	469,203
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	267,290
4.63%, 2/1/2029 (a)	205,000	199,633
5.13%, 3/15/2028 (a)	165,000	166,213
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	129,269
Carnival Corp.:
5.75%, 3/1/2027 (a)	385,000	395,237
11.50%, 4/1/2023 (a)	165,000	188,333
Carrier Global Corp. 3.58%, 4/5/2050	880,000	867,425
Carvana Co. 5.63%, 10/1/2025 (a)	165,000	169,379
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	585,000	597,215
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	470,000	492,555
Caterpillar, Inc. 3.40%, 5/15/2024	3,616,000	3,912,512
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	370,000	377,011
4.75%, 3/1/2030 (a)	755,000	782,633
5.00%, 2/1/2028 (a)	195,000	206,267
CDK Global, Inc. 5.88%, 6/15/2026	200,000	207,436
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	442,233
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	495,000	505,009
Centene Corp.:
2.50%, 3/1/2031	400,000	381,736
3.00%, 10/15/2030	210,000	209,534
4.25%, 12/15/2027	460,000	483,511
Century Communities, Inc. 6.75%, 6/1/2027	360,000	383,796
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	383,387
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,540,000	2,359,609
Cheniere Energy Partners L.P. 5.63%, 10/1/2026	455,000	476,053
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	415,000	440,182
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	410,000	400,279

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2029 (a)	$455,000	$481,613
6.88%, 4/15/2029 (a)	325,000	339,258
Cigna Corp.:
4.90%, 12/15/2048	1,445,000	1,770,472
3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (b)	1,665,000	1,684,764
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,705,695
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	440,000	467,245
8.50%, 5/15/2027 (a)	225,000	242,215
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	485,314
5.13%, 7/15/2029 (a)	145,000	154,292
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	80,000	79,282
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	126,000	131,370
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	390,187
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	519,144
CNX Resources Corp. 6.00%, 1/15/2029 (a)	200,000	207,770
Comcast Corp. 4.70%, 10/15/2048	1,455,000	1,797,827
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	227,827
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	458,857
6.00%, 3/1/2026 (a)	145,000	152,855
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	405,000	409,119
1 Month USD LIBOR, 5.75%, 10/2/2027 (b)	67,830	68,011
Constellation Brands, Inc.:
2.88%, 5/1/2030	375,000	383,636
3.15%, 8/1/2029	1,380,000	1,445,605
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	345,000	324,818
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	440,000	468,530
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	505,000	507,166
Security Description	Principal Amount	Value
Credit Acceptance Corp. 6.63%, 3/15/2026	$590,000	$620,975
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	155,000	151,502
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	400,000	420,708
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,795,995
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	800,000	787,000
5.75%, 1/15/2030 (a)	810,000	853,173
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	669,742
CSX Corp. 3.35%, 9/15/2049	1,735,000	1,705,522
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	335,137
Dana, Inc.:
5.38%, 11/15/2027	125,000	131,644
5.63%, 6/15/2028	300,000	320,859
DaVita, Inc. 4.63%, 6/1/2030 (a)	320,000	325,904
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	295,000	312,066
Dell International LLC/EMC Corp. 6.02%, 6/15/2026 (a)	1,645,000	1,946,479
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	215,000	233,924
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	385,000	277,242
Discover Financial Services 4.10%, 2/9/2027	1,635,000	1,816,256
DISH DBS Corp. 5.88%, 11/15/2024	380,000	397,636
Dollar General Corp. 3.50%, 4/3/2030	1,550,000	1,672,806
Dollar Tree, Inc. 4.00%, 5/15/2025	1,753,000	1,935,452
Duke Energy Corp. 2.65%, 9/1/2026	2,725,000	2,856,890
Dun & Bradstreet Corp.:
6.88%, 8/15/2026 (a)	171,000	183,197
10.25%, 2/15/2027 (a)	268,000	299,050
DuPont de Nemours, Inc. 5.42%, 11/15/2048	700,000	912,324
Embarq Corp. 8.00%, 6/1/2036	370,000	425,507

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	$295,000	$289,124
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	189,360
4.63%, 4/1/2031	455,000	470,729
4.75%, 2/1/2030	60,000	61,756
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	240,000	256,488
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	350,000	355,092
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	490,000	478,598
Energy Transfer Operating L.P. 4.75%, 1/15/2026	955,000	1,060,527
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	1,975,121
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	225,000	168,206
EQM Midstream Partners L.P.:
4.75%, 1/15/2031 (a)	395,000	383,296
A, 6.50%, 7/1/2027 (a)	135,000	146,737
EQT Corp. 8.50%, 2/1/2030	370,000	471,791
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	515,000	525,331
Essential Utilities, Inc. 3.35%, 4/15/2050	1,885,000	1,829,374
ExGen Renewables IV, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR, 3.75%, 12/15/2027 (b)	214,463	214,999
Expedia Group, Inc. 3.80%, 2/15/2028	2,315,000	2,445,682
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	175,115
Exxon Mobil Corp. 2.99%, 3/19/2025	1,260,000	1,350,430
FedEx Corp. 4.75%, 11/15/2045	815,000	963,020
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. 5.38%, 4/1/2026 (a)	330,000	327,650
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	635,000	644,620
Ford Motor Co.:
7.45%, 7/16/2031	430,000	541,869
9.00%, 4/22/2025	175,000	211,848
Ford Motor Credit Co. LLC:
3.38%, 11/13/2025	735,000	745,863
Security Description	Principal Amount	Value
Series GMTN, 4.39%, 1/8/2026	$600,000	$631,656
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	733,532
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	250,000	254,448
5.88%, 10/15/2027 (a)	125,000	132,475
6.75%, 5/1/2029 (a)	150,000	158,087
1 Month USD LIBOR, 5.75%, 10/8/2021 (b)	140,000	139,825
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	165,000	175,727
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	405,000	425,145
GCI LLC 4.75%, 10/15/2028 (a)	360,000	368,694
General Electric Co.:
Series GMTN, 6.88%, 1/10/2039	540,000	758,959
Series MTN, 5.88%, 1/14/2038	850,000	1,099,806
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	134,760
3 Month USD LIBOR + 0.99%, 1.23%, 1/5/2023 (b)	3,236,000	3,263,959
Genting New York LLC / GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	650,000	647,614
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,670,776
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	475,000	500,051
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	334,940
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	740,000	748,414
8.75%, 10/1/2025 (a)	150,000	158,166
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.36%, 5/15/2026 (b)	3,790,000	3,837,527
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	196,457
Gray Television, Inc. 7.00%, 5/15/2027 (a)	575,000	624,795
Griffon Corp. 5.75%, 3/1/2028	960,000	1,021,018
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	130,000	129,164
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	234,153

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	$310,000	$51,621
Halliburton Co. 2.92%, 3/1/2030	977,000	975,407
HCA, Inc.:
4.13%, 6/15/2029	870,000	963,777
5.38%, 9/1/2026	965,000	1,090,160
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	365,000	369,457
5.63%, 2/15/2026 (a)	455,000	468,582
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	322,344
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	459,846
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	170,000	171,391
6.25%, 11/1/2028 (a)	540,000	555,730
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	295,000	295,218
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	303,962
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	26,349
5.75%, 5/1/2028 (a)	25,000	26,963
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,788,289
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	779,895
Hyundai Capital America 3.00%, 2/10/2027 (a)	1,920,000	1,997,722
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	597,537
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	396,731
6.25%, 5/15/2026	715,000	751,908
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	308,790
8.38%, 5/1/2027	75,000	80,444
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	345,000	387,463
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	410,000	403,870
Ingevity Corp. 3.88%, 11/1/2028 (a)	230,000	223,086
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	455,506
Intel Corp. 3.10%, 2/15/2060	895,000	847,234
Security Description	Principal Amount	Value
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	$575,000	$594,935
7.00%, 6/15/2025 (a)	250,000	269,510
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	187,353
REIT, 4.50%, 2/15/2031 (a)	260,000	256,968
iStar, Inc. 4.75%, 10/1/2024	305,000	317,719
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	175,000	182,159
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 1/15/2030 (a)	190,000	209,931
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	620,413
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	480,000	488,496
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	85,000	84,988
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	430,000	494,848
5.20%, 7/15/2045	1,195,000	1,388,124
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	800,000	802,856
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	497,206
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,561,000	3,851,898
Lamar Media Corp. 3.63%, 1/15/2031 (a)	410,000	396,318
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	485,000	499,550
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	60,000	61,003
6.50%, 11/1/2025 (a)	230,000	240,937
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	410,000	402,513
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	346,249
Level 3 Financing, Inc.:
3.75%, 7/15/2029 (a)	180,000	175,954
4.25%, 7/1/2028 (a)	300,000	303,288
4.63%, 9/15/2027 (a)	460,000	473,207
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	285,000	280,488
Lions Gate Capital Holdings LLC:
5.50%, 4/15/2029 (a) (d)	450,000	449,568
6.38%, 2/1/2024 (a)	415,000	428,230

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	$960,000	$997,066
6.50%, 5/15/2027 (a)	185,000	205,304
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	175,000	183,188
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	375,000	383,141
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	355,000	362,519
5.13%, 12/15/2026 (a)	390,000	410,647
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	377,589
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	1,910,000	1,877,778
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	647,373
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	510,090
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,885,000	1,847,168
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	168,501
5.00%, 12/15/2027 (a)	775,000	813,076
MED ParentCo LP Zero Coupon%, 8/31/2026 (b)	190,000	188,797
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	735,000	811,161
MGM Resorts International:
5.75%, 6/15/2025	453,000	493,534
6.75%, 5/1/2025	420,000	452,760
Micron Technology, Inc. 2.50%, 4/24/2023	1,915,000	1,987,253
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	425,000	465,881
Mirion Technologies, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR, 4.20%, 3/6/2026 (b)	69,822	70,023
ModivCare, Inc. 5.88%, 11/15/2025 (a)	260,000	273,944
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	832,511
Security Description	Principal Amount	Value
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	$3,710,000	$3,942,728
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	277,787
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	650,000	633,737
MPLX L.P. 1.75%, 3/1/2026	1,015,000	1,014,127
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	298,814
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	256,990
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	410,000	412,189
6.00%, 1/15/2027 (a)	65,000	67,581
Navient Corp.:
5.00%, 3/15/2027	285,000	285,670
6.50%, 6/15/2022	895,000	940,180
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	585,000	551,988
5.88%, 3/15/2026 (a)	395,000	398,899
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a) (d)	115,000	117,912
NetApp, Inc. 1.88%, 6/22/2025	965,000	986,539
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	283,663
5.88%, 2/15/2025	410,000	469,557
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	325,224
NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/2025	1,975,000	2,093,934
NFP Corp.:
6.88%, 8/15/2028 (a)	360,000	373,482
7.00%, 5/15/2025 (a)	50,000	53,616
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	655,000	673,307
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	395,000	336,382
Novelis Corp. 4.75%, 1/30/2030 (a)	235,000	242,149
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	531,538
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	550,346
Nuveen Finance LLC 4.13%, 11/1/2024 (a)	3,045,000	3,381,107

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
3.50%, 8/15/2029	$695,000	$650,791
6.13%, 1/1/2031	540,000	595,382
6.63%, 9/1/2030	605,000	680,147
8.00%, 7/15/2025	255,000	292,567
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,754,389
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	266,218
6.63%, 1/15/2028	125,000	141,750
7.13%, 3/15/2026	324,000	375,354
Oracle Corp. 3.60%, 4/1/2050	1,780,000	1,727,454
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	351,000	385,201
7.38%, 6/1/2025 (a)	39,000	41,935
Ovintiv, Inc. 7.38%, 11/1/2031	385,000	489,601
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	1,080,000	1,080,205
2.50%, 2/1/2031	980,000	924,258
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	705,000	713,742
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	595,000	641,654
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	600,000	608,976
PBF Holding Co. LLC/PBF Finance Corp. Series WI, 6.00%, 2/15/2028	185,000	136,658
Peabody Energy Corp. PIK, 8.50%, 12/31/2024 (a)	168,000	70,560
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	620,000	643,126
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	245,000	234,215
5.38%, 10/15/2025 (a)	465,000	480,540
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	756,142
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	601,875
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	825,000	843,760
7.75%, 2/15/2029 (a)	500,000	540,540
PG&E Corp. 5.00%, 7/1/2028	560,000	591,802
Security Description	Principal Amount	Value
PIC AU Holdings LLC / PIC AU Holdings Corp. 10.00%, 12/31/2024 (a)	$188,000	$172,467
Pike Corp. 5.50%, 9/1/2028 (a)	385,000	391,868
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	440,000	471,482
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,180,000	1,160,176
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	531,336
5.50%, 12/15/2029 (a)	140,000	150,188
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	225,000	218,250
6.25%, 1/15/2028 (a)	330,000	343,517
Rackspace Technology Global, Inc. 5.38%, 12/1/2028 (a)	35,000	35,621
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	302,787
6.50%, 9/15/2028 (a)	115,000	121,424
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	481,637
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	307,959
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	165,000	170,151
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	295,000	290,734
7.63%, 6/15/2025 (a)	285,000	311,018
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	330,000	349,556
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	390,000	411,505
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a)	230,000	225,492
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,696,466
Royalty Pharma PLC 3.30%, 9/2/2040 (a)	2,015,000	1,947,276
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	870,000	900,311
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,692,885
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	250,843
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,970,000	2,053,055

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	$475,000	$505,642
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	600,532
8.25%, 3/15/2026 (a)	225,000	241,940
Scotts Miracle-Gro Co 4.50%, 10/15/2029	440,000	455,479
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	140,000	137,577
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	289,520
Seagate HDD Cayman 3.38%, 7/15/2031 (a)	195,000	187,403
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	634,391
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	914,189
Silgan Holdings, Inc. 4.13%, 2/1/2028	570,000	589,215
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	510,403
5.50%, 7/1/2029 (a)	340,000	367,720
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	717,824
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	235,000	253,932
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,787,087
Southern Co. Series A, 3.70%, 4/30/2030	1,705,000	1,842,031
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	410,000	401,185
5.00%, 10/1/2029 (a)	370,000	390,886
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,600,683
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,564,591
Staples, Inc.:
7.50%, 4/15/2026 (a)	330,000	348,889
10.75%, 4/15/2027 (a)	150,000	148,151
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	815,000	844,894
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	150,000	149,463
6.00%, 4/15/2027	300,000	313,776
5.50%, 2/15/2026	570,000	587,294
Sysco Corp.:
3.25%, 7/15/2027	885,000	952,623
3.30%, 2/15/2050	960,000	911,299
Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031 (a)	$650,000	$658,573
6.50%, 7/15/2027	200,000	217,312
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	855,000	873,545
Tempur Sealy International, Inc.:
4.00%, 4/15/2029 (a)	250,000	249,155
5.50%, 6/15/2026	937,000	970,929
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	566,359
5.13%, 11/1/2027 (a)	230,000	240,571
6.13%, 10/1/2028 (a)	695,000	724,072
6.25%, 2/1/2027 (a)	610,000	644,081
Tenneco, Inc. 5.13%, 4/15/2029 (a)	405,000	399,719
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	166,744
Textron, Inc. 2.45%, 3/15/2031	2,910,000	2,825,290
T-Mobile USA, Inc.:
2.25%, 2/15/2026	1,870,000	1,871,533
2.88%, 2/15/2031	185,000	178,834
3.38%, 4/15/2029	210,000	212,474
3.88%, 4/15/2030 (a)	1,565,000	1,698,181
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	150,000	159,632
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	372,323
6.25%, 3/15/2026 (a)	675,000	715,588
6.38%, 6/15/2026	430,000	444,934
8.00%, 12/15/2025 (a)	90,000	98,021
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	585,000	539,347
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	300,000	283,917
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	120,865
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	418,405
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	385,000	392,504
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	162,389
7.75%, 8/15/2025	282,000	284,490
Tronox, Inc. 4.63%, 3/15/2029 (a)	100,000	100,064
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	210,000	232,046
8.00%, 11/1/2026 (a)	385,000	416,728
Union Pacific Corp. 2.97%, 9/16/2062 (a)	1,590,000	1,414,877
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	455,000	485,699

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Rentals North America, Inc.:
3.88%, 2/15/2031	$65,000	$65,356
4.00%, 7/15/2030	360,000	366,430
5.25%, 1/15/2030	40,000	43,449
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	325,000	320,947
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	355,000	379,168
US Foods, Inc.:
4.75%, 2/15/2029 (a)	340,000	341,003
6.25%, 4/15/2025 (a)	35,000	37,522
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	922,002
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,316,650
Verizon Communications, Inc. 1.75%, 1/20/2031	3,165,000	2,946,805
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	814,750
ViaSat, Inc. 6.50%, 7/15/2028 (a)	440,000	463,549
Viatris, Inc. 1.65%, 6/22/2025 (a)	540,000	542,025
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	70,000	69,938
REIT, 4.13%, 8/15/2030 (a)	315,000	317,561
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	934,334
13.00%, 5/15/2025 (a)	125,000	147,009
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	170,000	180,749
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	379,793
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	402,998
Vontier Corp. 1.80%, 4/1/2026 (a)	2,135,000	2,123,215
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	383,584
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	13,471
Wells Fargo & Co. Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,745,000	1,902,905
Security Description	Principal Amount	Value
Western Midstream Operating L.P.:
4.35%, 2/1/2025	$380,000	$393,042
5.30%, 2/1/2030	395,000	428,733
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	213,822
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	512,073
Williams Cos., Inc. 3.75%, 6/15/2027	990,000	1,080,912
Willis North America, Inc. 3.88%, 9/15/2049	1,615,000	1,723,189
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	287,000	286,805
WPX Energy, Inc. 4.50%, 1/15/2030	159,000	171,176
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	675,000	698,227
WRKCo, Inc. 3.75%, 3/15/2025	1,785,000	1,944,454
Wyndham Hotels & Resorts, Inc. Series REGS, 4.38%, 8/15/2028 (a)	380,000	384,883
XHR L.P. 6.38%, 8/15/2025 (a)	265,000	279,837
Yum! Brands, Inc.:
3.63%, 3/15/2031	350,000	336,378
4.75%, 1/15/2030 (a)	375,000	396,210
7.75%, 4/1/2025 (a)	170,000	185,968
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	455,000	447,461
6.13%, 3/1/2028 (a)	215,000	220,910
		308,760,365
TOTAL CORPORATE BONDS & NOTES (Cost $448,443,165)		458,689,240
ASSET-BACKED SECURITIES — 4.8%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,753,679	1,761,178
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.41%, 10/25/2024 (b)	868,027	851,137
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 mo. USD LIBOR + .280%, 0.39%, 2/25/2037 (b)	3,224,860	1,752,458
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 0.28%, 1/25/2037 (b)	23,822,808	20,240,905

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. Series 2019-FL1, Class C, ABS, 1 mo. USD LIBOR + 2.100%, 2.21%, 5/15/2037 (a) (b)	$2,942,000	$2,938,355
Argent Securities Trust 2006-M1 Series 2006-M1, Class A2B, ABS, 1 mo. USD LIBOR + .090%, 0.20%, 7/25/2036 (b)	11,393,862	4,708,425
Bain Capital Credit Clo 2016-2, Ltd. Series 2016-2A, Class DRR, ABS, 3 mo. USD LIBOR + 3.850%, 0.00%, 1/15/2029 (a) (b)	1,000,000	992,100
Bain Capital Credit CLO 2020-2, Ltd. Series 2020-2A, Class B1, ABS, 3 mo. USD LIBOR + 2.500%, 2.72%, 7/21/2031 (a) (b)	1,000,000	1,000,500
Bain Capital Credit CLO, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 3.82%, 1/20/2032 (a) (b)	2,500,000	2,466,148
Canyon Capital CLO 2014-2, Ltd. Series 2014-2A, Class DR, ABS, 3 mo. USD LIBOR + 3.650%, 3.89%, 4/15/2029 (a) (b)	2,000,000	1,985,000
Canyon Capital CLO 2017-1, Ltd. Series 2017-1A, Class D, ABS, 3 mo. USD LIBOR + 3.600%, 3.84%, 7/15/2030 (a) (b)	1,000,000	992,500
Canyon Capital CLO, Ltd. Series 2021-1A, Class D, ABS, 3 mo. USD LIBOR + 3.100%, 1.00%, 4/15/2034 (a) (b) (d)	2,000,000	1,997,000
CARLYLE US CLO 2021-1, Ltd. Series 2021-1A, Class D, ABS, 3 mo. USD LIBOR + 6.000%, 6.19%, 4/15/2034 (a) (b)	1,000,000	975,000
Catamaran CLO 2016-1, Ltd. Series 2016-1A, Class CR, ABS, 3 mo. USD LIBOR + 3.750%, 1.07%, 1/18/2029 (a) (b)	2,000,000	1,966,910
CIFC Funding 2017-I, Ltd. Series 2017-1A, Class D, ABS, 3 mo. USD LIBOR + 3.500%, 3.72%, 4/23/2029 (a) (b)	1,000,000	991,300
Security Description	Principal Amount	Value
CIFC Funding 2021-I, Ltd. Series 2021-1A, Class E, ABS, 3 mo. USD LIBOR + 6.000%, 6.14%, 4/25/2033 (a) (b)	$500,000	$498,702
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 3.77%, 7/16/2030 (a) (b)	1,000,000	986,800
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,225,033	1,231,273
CLNC, Ltd. Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.25%, 1.36%, 8/20/2035 (a) (b)	2,379,000	2,379,000
Dryden 33 Senior Loan Fund Series 2014-33A, Class DR3, ABS, 3 Month USD LIBOR + 3.65%, 3.89%, 4/15/2029 (a) (b)	2,000,000	1,983,272
Dryden 68 CLO, Ltd. Series 2019-68A, Class D, ABS, 3 mo. USD LIBOR + 3.400%, 3.64%, 7/15/2032 (a) (b)	1,500,000	1,487,100
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 mo. USD LIBOR + 3.000%, 3.12%, 1/20/2034 (a) (b)	1,500,000	1,497,723
Exeter Automobile Receivables Trust 2021-1:
Series 2021-1A, Class D, ABS, 1.08, 11/16/2026	1,000,000	991,061
Series 2021-1A, Class E, ABS, 2.21, 2/15/2028 (a)	1,500,000	1,459,259
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + .14%, 0.25%, 3/25/2037 (b)	11,272,333	7,510,756
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (a)	2,000,000	1,974,288
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (a)	2,000,000	2,014,769
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,405,353	1,401,575
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD LIBOR + 3.000%, 3.24%, 7/15/2031 (a) (b)	2,100,000	2,060,730

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	$2,221,879	$1,391,461
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,657,500	1,840,024
Hayfin US XII, Ltd. Series 2019-1A, Class B1, ABS, 3 mo. USD LIBOR + 2.250%, 2.47%, 4/28/2031 (a) (b)	2,000,000	1,996,000
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,484,745	1,461,262
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,605,573	2,621,544
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.61%, 5/15/2036 (a) (b)	3,382,000	3,379,886
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 mo. USD LIBOR + 3.250%, 3.47%, 7/23/2029 (a) (b)	1,000,000	972,900
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD LIBOR + 3.000%, 3.14%, 4/19/2033 (a) (b)	1,000,000	998,471
Magnetite Xxix, Ltd. Series 2021-29A, Class E, ABS, 3 mo. USD LIBOR + 5.750%, 5.85%, 1/15/2034 (a) (b)	500,000	498,729
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	334,330	336,364
Neuberger Berman Loan Advisers Clo 40, Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD LIBOR + 2.750%, 2.94%, 4/16/2033 (a) (b)	1,500,000	1,497,726
Octagon Investment Parteners, Ltd. Series 2019-4A, Class D, ABS, LIBOR + 3.75%, 3.95%, 5/12/2031 (a) (b)	4,000,000	3,971,600
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD LIBOR + 2.950%, 3.19%, 7/15/2030 (a) (b)	500,000	488,200
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD LIBOR + 3.300%, 3.52%, 3/17/2030 (a) (b)	1,000,000	994,808
Security Description	Principal Amount	Value
OCTAGON INVESTMENT PARTNERS 31 LLC Series 2017-1A, Class DR, ABS, 3 mo. USD LIBOR + 3.400%, 3.62%, 7/20/2030 (a) (b)	$1,000,000	$990,531
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 1 Month USD LIBOR + 3.40%, 3.61%, 1/15/2033 (a) (b)	2,500,000	2,496,250
PNMAC GMSR Issuer Trust Series 2021-FT1, Class A, ABS, 1 mo. USD LIBOR + 3.000%, 3.12%, 3/25/2026 (a) (b)	1,300,000	1,299,623
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, ABS, 3.10%, 6/27/2060 (a) (e)	5,872,283	5,929,593
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,331,864	1,321,648
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	2,483,091	2,463,991
SOFI Alternative Trust 2021-A Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (a) (b)	9,471,576	9,355,161
Sofi Alternative Trust 2021-B Series 2021-B, Class PT1, ABS, VRN, 1.76%, 2/15/2047 (a) (b)	6,000,000	6,025,980
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 mo. USD LIBOR + 3.850%, 4.07%, 10/20/2028 (a) (b)	1,000,000	996,400
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 mo. USD LIBOR + 3.650%, 3.82%, 1/23/2029 (a) (b)	1,000,000	992,715
Sound Point CLO XXIII Series 2019-2A, Class E, ABS, 3 mo. USD LIBOR + 6.710%, 6.95%, 4/15/2032 (a) (b)	1,000,000	966,000
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 1 Month USD LIBOR + 3.65%, 3.90%, 1/25/2032 (a) (b)	4,000,000	3,971,928
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	616,956	619,448

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.28%, 12/25/2036 (b)	$1,442,483	$1,417,779
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,270,000	1,271,300
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65, 2/20/2046 (a)	4,935,417	4,721,623
Series 2021-1A, Class B, ABS, 2.54, 2/20/2046 (a)	1,974,167	1,928,093
TPG Real Estate Finance Issuer, Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD LIBOR + 1.200%, 1.31%, 3/15/2038 (a) (b)	200,000	200,125
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month USD LIBOR + 1.45%, 1.56%, 10/15/2034 (a) (b)	3,527,000	3,524,796
US Auto Funding 2019-1 LLC Series 2019-1A, Class D, ABS, 8.06%, 11/15/2025 (a)	2,750,000	2,882,441
Venture 39 CLO, Ltd. Series 2020-39A, Class D, ABS, 3 mo. USD LIBOR + 4.250%, 4.49%, 4/15/2033 (a) (b)	1,750,000	1,754,725
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A, ABS, 2.98%, 3/25/2050 (a) (e)	372,855	374,269
Voya CLO 2017-3, Ltd.:
Series 2017-3A, Class C, ABS, 3 mo. USD LIBOR + 3.550%, 3.77, 7/20/2030 (a) (b)	1,000,000	992,200
Series 2017-3A, Class CR, ABS, 3 mo. USD LIBOR + 3.150%, 1.00, 4/20/2034 (a) (b) (d)	1,000,000	998,500
TOTAL ASSET-BACKED SECURITIES (Cost $152,720,060)		153,039,318
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
BRAZIL — 0.0% (c)
Brazilian Government International Bond 5.63%, 2/21/2047	1,200,000	1,222,788
Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
3.10%, 1/22/2061	$3,500,000	$3,249,750
3.50%, 1/25/2050	1,300,000	1,326,910
		4,576,660
COLOMBIA — 0.1%
Colombia Government International Bond:
4.13%, 5/15/2051	1,400,000	1,332,702
5.00%, 6/15/2045	900,000	960,138
		2,292,840
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond Series REGS, 5.88%, 1/30/2060	3,300,000	3,157,737
INDONESIA — 0.1%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,300,000	1,321,359
4.35%, 1/11/2048	1,100,000	1,194,666
Series REGS, 3.38%, 4/15/2023	400,000	419,668
Perusahaan Penerbit SBSN Indonesia III Series REGS, 3.80%, 6/23/2050	1,000,000	1,014,920
		3,950,613
ISRAEL — 0.0% (c)
State of Israel 3.38%, 1/15/2050	1,400,000	1,413,048
MEXICO — 0.2%
Mexico Government International Bond:
3.77%, 5/24/2061	2,200,000	1,948,408
4.50%, 1/31/2050	1,100,000	1,114,949
4.60%, 2/10/2048	1,500,000	1,533,705
		4,597,062
PANAMA — 0.2%
Panama Government International Bond:
3.87%, 7/23/2060	2,100,000	2,081,457
4.00%, 9/22/2024	2,000,000	2,179,400
4.30%, 4/29/2053	500,000	536,235
		4,797,092
PERU — 0.2%
Peruvian Government International Bond:
2.78%, 1/23/2031	2,350,000	2,352,444
2.78%, 12/1/2060	350,000	289,674
3.30%, 3/11/2041	1,150,000	1,125,459

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/10/2051	$2,300,000	$2,260,969
		6,028,546
PHILIPPINES — 0.2%
Philippine Government International Bond:
1.65%, 6/10/2031	1,450,000	1,370,308
2.46%, 5/5/2030	800,000	809,760
2.65%, 12/10/2045	600,000	537,876
2.95%, 5/5/2045	600,000	560,730
3.70%, 3/1/2041	1,100,000	1,147,575
3.70%, 2/2/2042	1,700,000	1,774,052
		6,200,301
QATAR — 0.0% (c)
Qatar Government International Bond Series REGS, 3.38%, 3/14/2024	800,000	858,008
SAUDI ARABIA — 0.2%
Saudi Government International Bond:
Series REGS, 2.88%, 3/4/2023	1,000,000	1,039,520
Series REGS, 3.45%, 2/2/2061	4,100,000	3,765,809
Series REGS, 3.75%, 1/21/2055	200,000	195,840
		5,001,169
SOUTH KOREA — 0.0% (c)
Korea Electric Power Corp. Series 144A, 1.13%, 6/15/2025 (a)	700,000	694,827
THAILAND — 0.0% (c)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.08%, 11/20/2023 (b)	420,000	422,692
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond:
Series 144A, 3.13%, 4/16/2030 (a)	700,000	750,344
Series REGS, 3.13%, 9/30/2049	2,150,000	2,048,649
Series REGS, 3.88%, 4/16/2050	500,000	544,170
		3,343,163
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $48,676,043)		48,556,546

Security Description	Shares	Value
COMMON STOCKS — 0.0% (c)
UNITED STATES — 0.0% (c)
Foresight Energy (f) (g)	572	$10,189
Tapstone Energy Holdings (f) (g)	5,920	—
		10,189
TOTAL COMMON STOCKS (Cost $1,913)		10,189
	Principal Amount
SENIOR FLOATING RATE LOANS — 3.1%
ADVERTISING SERVICES — 0.0% (c)
Terrier Media Buyer, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 12/17/2026 (b)	$459,199	455,723
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.70%, 4/6/2026 (b)	256,781	249,602
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.70%, 4/6/2026 (b)	477,612	464,261
TransDigm, Inc. Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.36%, 5/30/2025 (b)	1,123,378	1,102,096
		1,815,959
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B, 3/23/2026	40,000	39,850
AIRLINES — 0.1%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 4/20/2028 (h)	310,000	317,993
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.86%, 1/29/2027 (b)	217,800	199,361

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Senior Secured 2017 Incremental Term Loan, 2.00%, 12/14/2023 (b)	$105,000	$100,611
Senior Secured Repriced TL B due 2023, Personal Transportation, 2.11%, 4/28/2023 (b)	105,000	100,390
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 6/20/2027 (b)	505,000	537,393
SkyMiles IP Ltd. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	215,000	226,073
		1,481,821
AUTO COMPONENTS — 0.1%
American Trailer World Corp. Senior Secured Term Loan B, 4.50%, 2/17/2028	235,000	233,826
Autokiniton US Holdings, Inc. Senior Secured 2021 Term Loan B, 3/29/2028 (h)	140,000	140,612
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 4/30/2026	604,850	599,558
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.50%, 3/20/2025 (b)	515,384	514,418
Truck Hero, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 2/24/2028 (b)	150,000	149,865
		1,638,279
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 3.31%, 5/1/2026 (b)	456,511	455,084
	Principal Amount	Value
BUILDING PRODUCTS — 0.0% (c)
Cornerstone Building Brands, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 4/12/2025 (b)	$179,026	$179,183
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	505,000	502,437
Tamko Building Products, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.00%, 5/31/2026 (b)	180,000	179,664
		861,284
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 7/10/2025 (b)	319,828	320,762
CHEMICALS — 0.1%
Atotech B.V. Senior Secured 2021 USD Term Loan B, 2.50%, 3/18/2028	65,000	64,888
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024 (b)	128,354	128,594
Diamond (BC) B.V. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.11%, 9/6/2024 (b)	577,538	575,560
Illuminate Buyer, LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 6/30/2027 (b)	693,263	691,096
INEOS Styrolution U.S. Holding, LLC Senior Secured 2021 USD Term Loan B, 3.25%, 1/29/2026 (b)	495,000	494,305

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.5%, 2.75%, 3/1/2026 (b)	$137,853	$136,975
Polar US Borrower, LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.75%, 5.00%, 10/16/2025 (b)	299,235	297,739
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 4.19%, 6/26/2025 (b)	628,088	627,303
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 10/1/2025 (b)	578,397	570,383
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 10/28/2024 (b)	214,502	203,063
		3,789,906
COMMERCIAL SERVICES — 0.1%
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 3.25%, 2/4/2028 (b)	435,000	433,913
IRI Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.36%, 12/1/2025 (b)	386,051	386,774
Mavis Tire Express Services Corp. Senior Secured 2020 Add-On Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 3/20/2025 (b)	129,675	129,635
Spin Holdco, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 3/1/2028	380,000	377,251
	Principal Amount	Value
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4%, 4.11%, 8/27/2025 (b)	$1,247,479	$1,249,213
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 2/5/2026 (b)	739,919	732,446
		3,309,232
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.36%, 7/10/2026 (b)	1,012,187	1,010,609
Asurion LLC:
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3%, 3.11%, 11/3/2023 (b)	400,323	399,532
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25%, 3.36%, 12/23/2026 (b)	314,213	312,615
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.71%, 7/24/2026 (b)	271,290	269,255
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.37%, 10/30/2026	625,000	626,431
Packaging Coordnatrs Midco, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 11/30/2027 (b)	155,000	155,121
Packers Holdings, LLC Senior Secured 2021 Term Loan, 3.25%, 3/9/2028	280,000	277,318
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 3.50%, 9/23/2026 (b)	541,962	540,436
		3,591,317

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Riverbed Technology, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 12/31/2025 (b)	$254,363	$244,960
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024 (b)	445,288	439,334
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3/18/2029 (h)	60,000	60,300
Senior Secured 2021 Delayed Draw Term Loan, 3/17/2028	115,152	114,756
Senior Secured 2021 Term Loan, 3/17/2028 (h)	549,848	547,960
Pike Corporation Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 3.00%, 3.12%, 1/21/2028 (b)	120,000	119,850
		1,282,200
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023 (b)	97,608	97,900
CONSUMER FINANCE — 0.0% (c)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 1/31/2027 (b)	298,548	296,807
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027 (b)	305,000	306,008
	Principal Amount	Value
Graham Packaging Company, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/4/2027 (b)	$626,983	$623,886
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 2.86%, 2/5/2023 (b)	340,501	339,464
TricorBraun Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 0.50%, 0.50%, 3/3/2028	1,836	1,821
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 3.75%, 3/3/2028	244,912	242,922
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/2024 (b)	502,404	498,558
		2,012,659
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 7/12/2024 (b)	1,219,207	1,216,159
Mister Car Wash Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 5/14/2026 (b)	459,159	454,632
		1,670,791
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027 (b)	905,637	907,901

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 7/21/2025 (b)	$392,000	$390,593
Senior Secured 2021 Term Loan B, 4/7/2028 (h)	170,000	169,310
		1,467,804
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 4.75%, 8.00%, 11/27/2023 (b)	1,237,174	1,260,514
Senior Secured 2020 DIP Term Loan, 3 Month USD LIBOR + 5.50%, 6.50%, 7/13/2022 (b)	186,027	188,724
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.86%, 12/7/2026 (b)	178,999	172,752
		1,621,990
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Carnival Corporation Senior Secured USD Term Loan B, 1 Month USD LIBOR + 7.50%, 8.50%, 6/30/2025 (b)	143,913	148,899
Granite Acquisition, Inc. Senior Secured 2021 Term Loan B, 2.75%, 3/31/2028	430,000	429,284
Granite Holdings US Acquisition Co. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.17%, 9/30/2026 (b)	363,228	362,774
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (f)	4,555	4,555
		945,512
	Principal Amount	Value
ENTERTAINMENT — 0.1%
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 10/19/2026 (b)	$303,300	$301,689
Peraton Holding Corp. Senior Secured Delayed Draw Term Loan B, 2/1/2028	328,400	328,948
UFC Holdings LLC Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.75%, 4/29/2026 (b)	1,396,827	1,393,440
		2,024,077
FOOD & BEVERAGE — 0.0% (c)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 4.50%, 4.61%, 7/21/2025 (b)	472,625	474,182
Triton Water Holdings, Inc. , 3/18/2028	550,000	548,581
UTZ Quality Foods, LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.11%, 1/20/2028 (b)	29,925	29,938
		1,052,701
FOOD & STAPLES RETAILING — 0.0% (c)
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 10/22/2025 (b)	115,332	115,419
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 3.80%, 5/23/2025 (b)	587,590	582,695

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Avantor Funding, Inc. Senior Secured 2020 Incremental Term Loan B4, 1 Month USD LIBOR + 2.50%, 3.50%, 11/8/2027 (b)	$204,488	$204,820
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/1/2027 (b)	1,472,550	1,468,868
Zelis Healthcare Corporation Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.62%, 9/30/2026 (b)	586,500	585,034
		2,258,722
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/2024 (b)	394,872	383,150
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023 (b)	693,279	691,980
Endo Luxembourg Finance Company I S.a r.l. Senior Secured 2021 Term Loan, 5.00%, 3/10/2028	280,000	277,666
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 10/10/2025 (b)	668,755	579,172
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027 (b)	30,000	30,075
Global Medical Response, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 10/2/2025 (b)	350,000	349,431
	Principal Amount	Value
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B, 2.00%, 2/26/2028	$260,000	$259,610
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023 (b)	613,325	610,712
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.50%, 6/30/2025 (b)	149,848	149,773
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.86%, 11/16/2025 (b)	318,096	317,825
Sotera Health Holdings, LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 3.25%, 12/13/2026 (b)	380,000	379,525
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024 (b)	172,751	161,150
		4,190,069
HOTELS, RESTAURANTS & LEISURE — 0.2%
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.86%, 7/31/2024 (b)	987,077	972,276
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 12/23/2024 (b)	1,122,595	1,107,704
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.00%, 9/18/2024 (b)	472,684	445,577

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 2 Month USD LIBOR + 2.50%, 3.25%, 10/4/2023 (b)	$396,547	$391,061
Peraton Holding Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/1/2028	186,601	186,912
Playa Resorts Holding B.V. Senior Secured 2017 Term Loan B, 2.75%, 4/27/2024 (b)	154,599	148,978
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 5.20%, 5/29/2026 (b)	92,419	75,480
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.5%, 2/28/2025 (b)	249,281	254,370
Vertical U.S. Newco, Inc. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.25%, 4.48%, 7/30/2027 (b)	1,620,937	1,626,919
		5,209,277
HOUSEHOLD PRODUCTS — 0.0% (c)
Energizer Holdings, Inc. , 2.75%, 12/22/2027 (b)	270,000	269,437
Kronos Acquisition Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 12/22/2026 (b)	415,000	409,626
		679,063
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.11%, 8/12/2026 (b)	78,800	78,026
	Principal Amount	Value
INDUSTRIAL CONGLOMERATES — 0.0% (c)
Klockner-Pentaplast of America, Inc. Senior Secured 2021 Term Loan B, 2/4/2026	$468,825	$468,239
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 2/15/2027 (b)	835,418	826,981
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, Insurance, 3.00%, 2/19/2028 (b)	30,000	29,819
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.61%, 2/12/2027 (b)	1,214,756	1,202,609
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 5.36%, 2/3/2028 (b)	70,000	71,391
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 3.36%, 8/3/2027 (b)	275,000	273,366
OneDigital Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50%, 5.25%, 11/16/2027 (b)	546,094	547,006
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 9/1/2027 (b)	203,975	204,315
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 12/31/2025 (b)	834,680	824,651
		3,980,138

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
CommerceHub, Inc. Senior Secured 2020 Term Loan B, 4.75%, 12/2/2027 (b)	$139,650	$139,956
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 3.00%, 5/31/2025 (b)	125,288	106,280
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 11/21/2024 (b)	497,771	498,679
Ivanti Software, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 12/1/2027 (b)	265,000	266,408
Playtika Holding Corp. , 3/13/2028 (h)	380,000	378,338
		1,389,661
INTERNET & CATALOG RETAIL — 0.1%
Endure Digital, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	600,000	594,750
Harbor Freight Tools USA, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.75%, 10/19/2027 (b)	403,988	404,078
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 2/12/2027 (b)	317,604	307,679
Uber Technologies, Inc. Senior Secured 2021 1st Lien Term Loan B, 3.50%, 4/4/2025 (b)	510,000	508,353
		1,814,860
	Principal Amount	Value
INTERNET & TELECOM — 0.0% (c)
Arches Buyer, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	$498,750	$496,132
Cablevision Lightpath LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 11/30/2027 (b)	394,013	393,971
CNT Holdings I Corp. Senior Secured 2020 Term Loan, 6 Month USD LIBOR + 3.75%, 4.50%, 11/8/2027 (b)	220,000	219,828
		1,109,931
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 6/15/2025 (b)	699,475	690,917
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 8/1/2024 (b)	449,802	421,408
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023 (b)	852,326	834,287
VS Buyer LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.11%, 2/28/2027 (b)	1,024,650	1,022,944
		2,969,556
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 9/27/2024 (b)	597,713	591,425

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.11%, 3/29/2025 (b)	$1,380,673	$1,362,814
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 8/5/2024 (b)	303,850	304,294
Hillman Group Inc. (The) Senior Secured 2021 Delayed Draw Term Loan, 2/23/2028	28,692	28,590
Hillman Group, Inc. (The) Senior Secured 2021 Term Loan B1, Personal and Nondurable Consumer Products (Manufacturing Only), 2/23/2028 (h)	141,308	140,808
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 1.86%, 3/1/2027 (b)	237,600	234,927
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.27%, 3/28/2025 (b)	289,181	283,803
		2,355,236
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.71%, 8/21/2026 (b)	317,687	306,084
MEDIA — 0.1%
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 8/24/2026 (b)	174,557	121,171
Radiate Holdco LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026 (b)	1,057,350	1,058,190
	Principal Amount	Value
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 7.00%, 12/17/2021 (b)	$361,691	$326,233
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.62%, 9/30/2026 (b)	275,800	272,008
		1,777,602
METALS & MINING — 0.0% (c)
U.S. Silica Company Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.00%, 5/1/2025 (b)	185,000	179,080
MISCELLANEOUS MANUFACTUR — 0.0% (c)
Gemini HDPE LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.50%, 12/31/2027 (b)	350,000	348,908
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 1.95%, 6/11/2025 (b)	450,731	449,040
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 5.29%, 7/9/2025 (b)	618,810	615,008
		1,064,048
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 6.25%, 8/25/2023 (b)	221,061	183,994

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.20%, 2/7/2025 (b)	$178,498	$175,948
EG Group Limited Senior Secured 2021 Term Loan, 3/10/2026 (h)	155,000	153,644
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 6/23/2025 (b)	600,463	600,649
Waterbridge Midstream Operating LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 5.75%, 6.75%, 6/21/2026 (b)	170,000	161,712
		1,091,953
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.11%, 6/2/2025 (b)	361,213	360,494
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 11/27/2025 (b)	866,250	862,517
HC Group Holdings II, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 3.86%, 8/6/2026 (b)	89,773	89,534
Pathway Vet Alliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 3/31/2027 (b)	1,040,410	1,035,750
PetVet Care Centers LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.25%, 2/15/2025 (b)	14,915	14,902
		2,363,197
	Principal Amount	Value
PIPELINES — 0.0% (c)
Blackstone CQP Holdco LP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.74%, 9/30/2024 (b)	$567,777	$567,291
Oryx Midstream Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 5/22/2026 (b)	694,655	679,605
		1,246,896
PROFESSIONAL SERVICES — 0.0% (c)
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 2/6/2026 (b)	1,377,248	1,371,657
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 4.63%, 2/19/2026 (b)	239,908	238,134
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 1.86%, 12/20/2024 (b)	1,423,068	1,408,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.50%, 6/30/2024 (b)	356,548	273,651

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.0% (c)
Foundation Building Materials Holding Company LLC Senior Secured 2021 Term Loan, 1 Week USD LIBOR + 3.25%, 3.75%, 1/29/2028 (b)	$300,000	$297,637
Kodiak Building Partners, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 3/12/2028	140,000	139,300
LBM Acquisition LLC:
Senior Secured Delayed Draw Term Loan, 12/17/2027	46,364	46,246
Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027 (b)	208,636	208,109
		691,292
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp:
Senior Secured 2020 Fourth Amendment Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 12/15/2027 (b)	280,000	279,343
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025 (b)	332,524	330,294
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.86%, 7/31/2026 (b)	295,251	293,776
		903,413
ROAD & RAIL — 0.0% (c)
PODS, LLC , 3/24/2028	575,000	572,916
SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Tech Data Corporation Senior Secured ABL Term Loan, 1 Month USD LIBOR + 3.50%, 3.61%, 6/30/2025 (b)	840,775	844,226
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Ultra Clean Holdings, Inc. Senior Secured 2021 Term Loan B, 8/27/2025 (h)	$165,000	$165,619
SOFTWARE — 0.7%
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.50%, 9/19/2024 (b)	285,000	284,306
Athenahealth, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.25%, 4.45%, 2/11/2026 (b)	362,790	364,150
Banff Merger Sub, Inc. Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 3.75%, 3.86%, 10/2/2025 (b)	266,088	265,287
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.11%, 10/30/2026 (b)	1,229,437	1,221,176
Castle US Holding Corporation Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.00%, 1/29/2027 (b)	1,269,333	1,255,847
Cengage Learning, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 6/7/2023 (b)	537,787	533,194
Constant Contact, Inc. , 4.50%, 2/10/2028	398,059	396,069
Cornerstone OnDemand, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.36%, 4/22/2027 (b)	309,594	310,272
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 10/16/2026 (b)	94,761	94,715

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024 (b)	$516,258	$506,702
Senior Secured USD 2nd Lien Term Loan, 6 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025 (b)	105,000	105,801
First Advantage Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.11%, 2/1/2028 (b)	373,295	371,056
Flexera Software LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028	538,190	539,871
Grab Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 4.50%, 5.50%, 1/29/2026 (b)	305,000	311,481
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B4, 1 Month USD LIBOR + 4.00%, 4.75%, 12/1/2027 (b)	1,227,018	1,228,245
Helios Software Holdings, Inc. Senior Secured 2021 USD Term Loan B, 3.75%, 3/5/2028	620,000	616,516
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024 (b)	1,219,560	1,220,451
Senior Secured 2021 2nd Lien Term Loan, Electronics, 6.25%, 7/7/2025	45,000	45,187
I-Logic Technologies Bidco, Ltd. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.00%, 4.50%, 2/16/2028 (b)	240,000	238,500
Informatica LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 2/25/2027 (b)	202,950	201,732
	Principal Amount	Value
ION Trading Finance Limited Senior Secured 2021 Term Loan, 3/26/2028	$590,000	$590,738
LogMeIn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 4.87%, 8/31/2027 (b)	703,237	702,249
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.36%, 11/29/2024 (b)	1,070,294	1,055,058
PointClickCare Technologies, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 12/29/2027 (b)	145,000	145,181
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.11%, 4/26/2024 (b)	710,834	709,856
Rackspace Hosting, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.75%, 3.50%, 2/9/2028 (b)	630,000	625,240
RealPage, Inc. Senior Secured Term Loan, 2/17/2028 (h)	550,000	548,166
Sabre GLBL, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 12/17/2027 (b)	134,663	136,262
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.36%, 8/1/2025 (b)	1,039,394	1,028,740
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 10/7/2027 (b)	593,512	594,070
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.68%, 3/5/2027 (b)	1,032,202	1,023,521

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Tempo Acquisition LLC Senior Secured 2020 Extended Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 11/2/2026 (b)	$1,077,840	$1,078,853
Tibco Software Inc. Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75%, 3.87%, 6/30/2026 (b)	1,031,914	1,020,950
Ultimate Software Group, Inc. (The):
Senior Secured 2020 2nd Lien Incremental Term Loan, 3 Month USD LIBOR + 6.75%, 7.50%, 5/3/2027 (b)	95,000	97,692
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 5/3/2026 (b)	985,355	986,819
Virtusa Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 5.00%, 2/11/2028 (b)	70,000	70,175
		20,524,128
SPECIALTY RETAIL — 0.1%
Great Outdoors Group, LLC Senior Secured 2021 Term Loan B, 4.25%, 3/6/2028	463,837	465,171
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027 (b)	295,000	293,779
Petco Animal Supplies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.00%, 3/3/2028	585,000	583,628
PetSmart, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/12/2028 (b)	300,000	299,955
Rent-A-Center, Inc. Senior Secured 2021 Term Loan B, Retail Store, 4.75%, 2/17/2028	170,000	171,204
		1,813,737
	Principal Amount	Value
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 12/12/2026 (b)	$143,550	$143,266
TELECOMMUNICATION EQUIP — 0.1%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00%, 4.20%, 8/14/2026 (b)	757,253	756,496
Avaya, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 4.00%, 4.11%, 12/15/2027	360,000	360,387
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027 (b)	275,000	275,050
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.60%, 11/30/2025 (b)	105,308	93,358
		1,485,291
TELEVISION — 0.0% (c)
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 2.62%, 1/2/2026 (b)	1,209,581	1,203,727
TRANSPORT-AIR FREIGHT — 0.0% (c)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026 (b)	559,164	543,426
TOTAL SENIOR FLOATING RATE LOANS (Cost $98,948,640)		99,014,174
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.6%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	2,086,028	2,181,116

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
2.50%, 11/1/2050	$18,919,514	$19,414,610
3.00%, 11/1/2042	9,655,030	10,240,533
3.00%, 12/1/2042	6,883,259	7,236,587
3.00%, 1/1/2045	1,242,400	1,314,522
3.00%, 2/1/2045	860,043	908,354
3.00%, 3/1/2045	862,748	911,211
3.00%, 4/1/2045	22,384,180	23,671,362
3.00%, 5/1/2045	3,337,156	3,524,615
3.00%, 8/1/2045	9,629,912	10,170,858
3.00%, 7/1/2047	3,356,153	3,528,429
3.50%, 2/1/2045	1,401,217	1,503,766
3.50%, 4/1/2045	18,925,253	20,501,867
3.50%, 6/1/2045	9,320,219	10,133,929
3.50%, 10/1/2045	10,164,499	11,051,920
3.50%, 2/1/2046	6,173,099	6,586,492
4.00%, 4/1/2047	17,092,733	18,430,971
4.00%, 7/1/2047	4,691,734	5,059,238
4.00%, 10/1/2047	10,004,543	10,788,198
4.50%, 6/1/2044	1,430,504	1,596,704
Series 326, Class 300, CMO, 3.00%, 3/15/2044	18,917,742	19,960,816
Series 358, Class 300, CMO, 3.00%, 10/15/2047	21,772,128	22,984,403
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.89%, 5/15/2041 (b)	6,191,493	824,806
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	5,079,023	5,394,573
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 6.54%, 5/15/2041 (b)	1,054,520	119,811
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	9,430,368	9,714,999
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	9,194,403	9,285,624
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	31,375,008	35,133,886
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,599,823	3,736,477
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,199,349	13,718,060
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	590,482	602,491
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,356,595	4,534,273
	Principal Amount	Value
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	$2,328,029	$2,417,028
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	5,949,228	6,261,003
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,064,157	14,808,280
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	2,627,040	2,751,893
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	6,455,871	6,792,709
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	6,024,834	6,164,255
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	94,867	94,867
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	9,262,798	9,907,089
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	4,921,686	5,106,931
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	6,432,776	6,768,175
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	5,263,767	5,503,013
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	9,696,124	10,127,426
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	7,258,492	7,602,429
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	13,839,948	14,690,074
Series 4750, Class PA, 3.00%, 7/15/2046	8,795,100	9,144,130
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	7,160,453	7,486,180
Series 4951, Class EA, CMO, 2.50%, 9/15/2044	7,842,765	8,164,077
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	9,931,162
1.50%, 12/1/2050	13,482,665	13,042,020
2.00%, 2/1/2036	1,972,755	2,025,189
2.22%, 12/1/2029	5,400,000	5,555,710
2.29%, 10/1/2031	3,508,000	3,596,237
2.32%, 12/1/2029	7,600,000	7,862,240

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
2.41%, 10/1/2029	$25,000,000	$26,020,738
2.44%, 1/1/2032	16,600,000	17,157,249
2.50%, 10/1/2040	24,363,394	25,339,117
2.50%, 9/1/2046	2,785,080	2,847,201
2.50%, 2/1/2047	7,839,023	8,102,961
2.50%, 11/1/2050	19,295,174	19,945,376
12 Month USD LIBOR + 1.66% 2.65%, 5/1/2044 (b)	7,992,498	8,338,164
2.69%, 8/1/2030	23,921,214	25,250,015
2.80%, 11/1/2039	10,034,000	10,399,605
2.96%, 9/1/2034	14,700,000	15,745,084
3.00%, 5/1/2035	5,168,747	5,448,857
3.00%, 10/1/2041	15,847,333	16,662,084
3.00%, 3/1/2043	3,525,134	3,760,415
3.00%, 7/1/2043	4,123,704	4,267,093
3.00%, 1/1/2045	296,785	307,534
3.00%, 3/1/2045	1,171,645	1,236,905
3.00%, 4/1/2045	3,066,193	3,176,300
3.00%, 7/1/2045	20,080,925	21,421,202
3.00%, 10/1/2046	4,091,653	4,302,015
3.00%, 2/1/2047	14,287,193	15,021,733
3.00%, 11/1/2048	8,755,460	9,205,600
3.00%, 10/1/2049	5,627,069	5,917,530
3.00%, 4/1/2053	13,996,772	15,003,947
3.50%, 9/1/2034	1,426,699	1,535,211
3.50%, 12/1/2034	1,257,713	1,353,372
3.50%, 2/1/2035	811,373	873,084
3.50%, 1/1/2045	9,525,585	10,352,064
3.50%, 2/1/2045	2,590,469	2,779,165
3.50%, 6/1/2045	8,962,875	9,741,556
3.88%, 10/1/2030	11,560,000	13,127,213
4.50%, 3/1/2044	1,327,107	1,481,261
4.50%, 6/1/2044	528,693	590,106
4.50%, 7/1/2044	562,300	627,616
4.50%, 2/1/2045	866,504	967,156
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,776,938	1,898,849
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.89%, 6/25/2041 (b)	3,877,708	505,865
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	345,209	345,209
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	2,352,869	2,479,285
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.83%, 1/25/2043 (b)	311,739	303,310
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,823,573	18,709,760
	Principal Amount	Value
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	$2,733,963	$2,778,243
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.83%, 4/25/2043 (b)	1,081,067	1,057,235
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,812,091	7,141,771
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,566,439	8,884,370
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	4,006,292	4,210,762
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	6,897,052	7,421,030
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	3,307,210	3,352,181
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	5,031,236	5,213,401
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	7,138,207	7,427,847
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	7,924,764	8,327,719
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	8,769,170	9,077,506
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	3,584,878	3,665,016
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	12,829,971	13,223,034
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	1,512,325	1,513,431
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	1,259,312	1,259,970
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	6,687,358	6,706,485
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	6,418,417	6,441,320
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	13,912,050	14,065,519
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	3,938,643	3,940,701

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	$6,166,595	$6,450,446
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	10,000,000	10,058,799
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.94%, 11/16/2043 (b)	1,398,234	224,231
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	4,663,890	4,815,705
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 6.07%, 7/20/2042 (b)	3,587,348	357,197
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20% 6.09%, 8/20/2050 (b)	12,911,589	2,274,815
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30% 6.19%, 11/20/2050 (b)	35,560,780	9,142,318
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00% 4.89%, 11/20/2050 (b)	11,041,820	3,039,048
Series 2020-185, Class SE, CMO, IO, 1 mo. USD LIBOR + 6.300% 6.19%, 12/20/2050 (b)	44,403,347	10,182,816
Seasoned Credit Risk Transfer Trust Series Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	14,420,546	14,426,214
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $947,099,399)		969,793,555
U.S. TREASURY OBLIGATIONS — 29.9%
Treasury Bill:
0.09%, 6/3/2021	106,800,000	106,797,196
0.10%, 4/29/2021	66,800,000	66,799,480
Treasury Bonds:
1.63%, 11/15/2050	105,800,000	88,260,344
1.88%, 2/15/2051	48,200,000	42,785,031
2.00%, 2/15/2050	17,500,000	16,026,172
Treasury Notes:
0.25%, 11/15/2023	99,800,000	99,753,219
0.25%, 6/30/2025	66,900,000	65,541,094
0.50%, 6/30/2027	53,800,000	51,349,578
0.63%, 5/15/2030	27,500,000	25,033,594
	Principal Amount	Value
0.63%, 8/15/2030	$92,000,000	$83,389,375
1.50%, 8/31/2021	98,700,000	99,289,886
1.50%, 2/15/2030	28,000,000	27,663,125
1.63%, 5/15/2026	18,800,000	19,416,875
2.13%, 7/31/2024	37,200,000	39,263,438
2.25%, 11/15/2025	73,400,000	78,165,266
2.38%, 5/15/2029	38,000,000	40,386,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $976,165,440)		949,920,548
MORTGAGE-BACKED SECURITIES — 7.9%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	4,293,890	3,569,868
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,183,251	2,525,343
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,823,985	2,175,316
Alternative Loan Trust 2005-21CB Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	2,414,405	2,318,553
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	2,752,280	2,754,534
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	4,301,071	3,742,841
BANK Series 2017-BNK6, Class XA, IO, 0.82%, 7/15/2060 (b)	53,341,403	2,040,118
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03% 1.14%, 8/15/2036 (a) (b)	2,449,000	2,445,041
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.31%, 8/15/2036 (a) (b)	863,000	861,352
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 1.81%, 8/15/2036 (a) (b)	983,000	980,658
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 2.61%, 8/15/2036 (a) (b)	1,982,000	1,971,203

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 3.61%, 8/15/2036 (a) (b)	$1,974,000	$1,836,110
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 10/15/2037 (a) (b)	205,725	205,658
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.46%, 1/26/2037 (a) (b)	8,440,573	7,609,031
BRAVO Residential Funding Trust 2021-A Series 2021-A, Class A1, CMO, 1.99%, 4/25/2031 (a) (e)	9,922,407	9,913,990
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.19%, 9/15/2037 (a) (b)	223,671	216,211
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	807,014	678,515
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,888,533	2,248,493
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 3.11%, 11/15/2036 (a) (b)	1,738,000	1,742,540
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 3.85%, 11/15/2036 (a) (b)	269,000	269,283
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 3.19%, 3/25/2037 (b)	2,214,379	2,039,460
Series 2007-AR5, Class 1A2A, CMO, 3.11%, 4/25/2037 (b)	1,051,097	948,360
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	1,951,492	1,938,902
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	5,096,144	4,760,465
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 9/15/2033 (a) (b)	347,000	343,943
	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.71%, 11/15/2050 (b)	$64,352,256	$2,357,565
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,640,074	1,766,361
CSMC Trust:
Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	3,167,029
Series 2019-RPL8, Class A2, CMO, 4.06%, 10/25/2058 (a) (e)	20,313,550	20,291,294
Series 2020-RPL2, Class A12, CMO, 3.46%, 2/25/2060 (a) (b)	11,894,973	12,033,679
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 4/15/2036 (a) (b)	971,715	970,314
Federal National Mortgage Association Series 2018-M10, Class A1, 3.37%, 7/25/2028 (b)	12,250,047	13,308,390
FMC GMSR Issuer Trust:
Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	3,092,034
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,977,108
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	1,642,614	1,687,322
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.84%, 12/15/2036 (a) (b)	100,000	97,338
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.12%, 8/10/2050 (b)	40,336,661	2,159,793
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 1.01%, 7/15/2031 (a) (b)	650,000	646,706
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 1.71%, 7/15/2031 (a) (b)	650,000	639,424

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 2.21%, 7/15/2031 (a) (b)	$650,000	$622,866
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 2.91%, 7/15/2031 (a) (b)	650,000	608,664
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 4.03%, 7/15/2031 (a) (b)	650,000	561,439
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 1.98%, 6/15/2036 (a) (b)	3,411,000	3,263,691
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + .22%, 0.55%, 8/25/2046 (b)	15,213,968	5,113,098
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (e)	4,100,000	4,115,960
IndyMac IMJA Mortgage Loan Trust 2007-A4 Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	22,701,211	8,210,541
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 6/15/2032 (a) (b)	1,734,926	1,735,047
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.75%, 12/15/2049 (b)	54,922,893	1,599,918
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.77%, 1/26/2051 (a) (b)	9,090,034	9,307,915
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	1,240,479	1,239,958
New Residential Mortgage Loan Trust:
Series 2020-NPL2, Class A1, CMO, 3.23%, 8/25/2060 (a) (e)	6,006,474	6,054,627
Series 2020-RPL2, Class A1, CMO, VRN, 3.58%, 8/25/2025 (a) (b)	753,646	767,976
	Principal Amount	Value
NRPL Trust:
Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (e)	$3,810,199	$3,836,075
Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (e)	4,720,645	4,746,928
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 2.87%, 5/27/2023 (a) (b)	2,877,742	2,847,267
PMT Credit Risk Transfer Trust 2021-1R Series 2021-1R, Class A, 1 mo. USD LIBOR + 2.900%, 3.02%, 2/27/2024 (a) (b)	1,997,025	1,996,408
PRPM LLC Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (e)	15,869,111	15,906,443
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 1.94%, 6/15/2033 (a) (b)	3,365,731	3,367,630
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.24%, 6/15/2033 (a) (b)	1,438,434	1,439,400
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	16,932,515	17,898,420
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	8,966,481	8,976,073
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.57%, 9/25/2036 (b)	541,602	528,508
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.79%, 7/19/2034 (b)	1,673,218	1,610,966
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (b)	20,619,405	1,442,282
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (e)	3,226,000	3,227,852
VOLT XCIV LLC Series 2021-NPL3, Class A1, CMO, 2.24%, 2/27/2051 (a) (e)	3,865,559	3,862,573

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (e)	$2,299,819	$2,297,290
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,095,296	1,095,296
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	2,815,884	945,363
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	4,858,776	4,600,707
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.40%, 8/25/2037 (b)	1,999,279	1,956,677
TOTAL MORTGAGE-BACKED SECURITIES (Cost $259,051,901)		251,114,003
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.7%
ACRE Commercial Mortgage 2021-FL4, Ltd. Series 2021-FL4, Class B, 1 mo. USD LIBOR + 1.400%, 1.51%, 12/18/2037 (a) (b)	3,000,000	2,985,000
BANK Series 2017-BNK4, Class XA, IO, 1.40%, 5/15/2050 (b)	29,543,084	1,772,455
BBCMS Mortgage Trust Series 2017-DELC, Class A, 1 Month USD LIBOR + 0.85%, 0.96%, 8/15/2036 (a) (b)	2,552,000	2,550,464
Benchmark 2021-B24 Mortgage Trust Series 2021-B24, Class XA, IO, VRN, 1.27%, 3/15/2054 (b)	3,393,000	296,935
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.20%, 2/15/2051 (b)	2,545,000	2,697,682
Series 2020-B19, Class XA, IO, VRN, 1.78%, 9/15/2053 (b)	20,064,587	2,239,803
BX Trust:
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 3.26%, 7/15/2034 (a) (b)	1,160,650	1,161,096
	Principal Amount	Value
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 2.16%, 7/15/2034 (a) (b)	$736,547	$737,001
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 3.26%, 7/15/2034 (a) (b)	1,805,400	1,809,286
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	4,009,000	3,984,933
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.29%, 5/10/2050 (b)	16,533,174	893,395
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 0.99%, 1/10/2048 (b)	23,710,290	958,878
Series 2016-C4, Class XA, IO, 1.65%, 5/10/2058 (b)	11,028,682	732,741
Series 2017-C8, Class XA, IO, 1.59%, 6/15/2050 (b)	26,877,107	1,798,090
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,693,021
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	413,896
Series 2015-GC31, Class C, 4.05%, 6/10/2048 (b)	1,500,000	1,555,845
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,490,072
Series 2016-GC36, Class XA, IO, 1.22%, 2/10/2049 (b)	20,292,618	1,002,298
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,860,833
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.11%, 10/10/2046 (b)	26,771,212	651,007
Series 2015-CR22, Class XA, IO, 0.89%, 3/10/2048 (b)	8,883,834	232,197
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	1,600,000	1,766,362
Series 2015-CR26, Class XA, IO, 0.93%, 10/10/2048 (b)	20,384,473	698,775
Series 2015-DC1, Class C, VRN, 4.31%, 2/10/2048 (b)	644,000	633,465

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2015-DC1, Class XA, IO, 1.02%, 2/10/2048 (b)	$7,465,526	$214,911
Series 2015-LC21, Class C, 4.34%, 7/10/2048 (b)	968,000	989,017
Series 2016-CR28, Class C, 4.64%, 2/10/2049 (b)	2,011,000	2,166,620
Series 2016-DC2, Class XA, IO, 0.96%, 2/10/2049 (b)	18,648,706	681,425
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,468,483
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,317,342
CSAIL 2019-C17 Commercial Mortgage Trust Series 2019-C17, Class XA, IO, VRN, 1.37%, 9/15/2052 (b)	30,276,193	2,639,086
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	959,427
Series 2015-C4, Class XA, IO, 0.82%, 11/15/2048 (b)	32,895,216	1,088,633
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,440,000	2,482,837
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,282,284
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (a) (b)	872,000	890,804
DBWF Mortgage Trust Series 2018-GLKS, Class A, 1 Month USD LIBOR + 1.03%, 1.14%, 12/19/2030 (a) (b)	2,552,000	2,551,331
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	2,487,000	2,356,859
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.24%, 12/15/2036 (a) (b)	100,000	95,658
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.49%, 2/10/2046 (b)	11,828,459	249,933
	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.73%, 9/10/2047 (b)	$27,889,442	$566,037
Series 2015-GC32, Class XA, IO, 0.74%, 7/10/2048 (b)	23,117,345	621,688
Series 2015-GC34, Class XA, IO, 1.22%, 10/10/2048 (b)	15,631,449	702,854
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (b)	25,844,145	777,022
Series 2016-GS3, Class XA, IO, 1.22%, 10/10/2049 (b)	25,004,029	1,380,821
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,530,488	2,505,127
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.26%, 11/15/2036 (a) (b)	2,766,018	2,648,804
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 1.06%, 6/15/2034 (a) (b)	1,937,636	1,932,514
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 1.21%, 6/15/2034 (a) (b)	1,937,636	1,933,701
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 2.01%, 6/15/2032 (a) (b)	126,758	126,401
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class B, VRN, 5.42%, 8/15/2046 (a) (b)	648,000	654,370
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,809,402
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	3,217,846
Series 2015-JP1, Class XA, IO, 0.92%, 1/15/2049 (b)	17,173,292	602,896
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	3,051,634

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	$1,055,000	$1,111,386
Series 2014-C25, Class XA, IO, 0.84%, 11/15/2047 (b)	4,993,131	125,815
Series 2014-C26, Class C, 4.38%, 1/15/2048 (b)	1,500,000	1,562,151
Series 2015-C28, Class XA, IO, 0.97%, 10/15/2048 (b)	8,891,357	270,446
Series 2015-C30, Class XA, IO, 0.51%, 7/15/2048 (b)	25,757,633	486,576
Series 2015-C32, Class C, 4.65%, 11/15/2048 (b)	1,132,000	938,805
Series 2015-C33, Class C, 4.61%, 12/15/2048 (b)	1,739,000	1,821,618
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.56%, 6/15/2049 (b)	18,706,431	1,068,230
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.99%, 3/10/2050 (a) (b)	43,608,204	1,278,619
Manhattan West:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,442,439
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,391,112
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.59%, 10/15/2046 (b)	12,494,011	147,291
Series 2013-C7, Class XA, IO, 1.33%, 2/15/2046 (b)	13,042,996	225,023
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	522,048
Series 2015-C27, Class C, 4.52%, 12/15/2047 (b)	1,219,000	1,221,214
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,552,643
Series 2016-C28, Class XA, IO, 1.20%, 1/15/2049 (b)	20,508,570	858,327
Series 2016-C30, Class XA, IO, 1.39%, 9/15/2049 (b)	18,122,563	1,046,657
Series 2016-C31, Class C, 4.30%, 11/15/2049 (b)	3,358,000	3,355,658
	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.87%, 12/15/2048 (b)	$24,400,573	$826,649
Series 2019-H7, Class C, 4.13%, 7/15/2052	2,800,000	2,813,102
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (b)	55,969,869	2,677,783
Series 2020-HR8, Class XA, IO, VRN, 1.85%, 7/15/2053 (b)	21,468,788	2,878,017
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (b)	33,116,696	2,592,678
One New York Plaza Trust 2020-1NYP Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200%, 2.31%, 1/15/2026 (a) (b)	1,599,000	1,614,408
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.05%, 10/15/2050 (b)	24,022,781	1,284,695
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,177	3,082,242
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	3,240,108	3,300,091
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	277,000	76,818
Series 2015-C26, Class XA, IO, 1.21%, 2/15/2048 (b)	7,618,276	295,383
Series 2015-C28, Class C, 4.09%, 5/15/2048 (b)	1,500,000	1,501,171
Series 2015-LC20, Class XA, IO, 1.31%, 4/15/2050 (b)	6,841,108	236,552
Series 2015-NXS1, Class XA, IO, 1.09%, 5/15/2048 (b)	7,389,673	249,727
Series 2015-NXS2, Class XA, IO, 0.66%, 7/15/2058 (b)	23,346,350	562,688
Series 2015-P2, Class XA, IO, 0.93%, 12/15/2048 (b)	17,595,325	661,714
Series 2016-C33, Class XA, IO, 1.62%, 3/15/2059 (b)	11,874,304	781,544

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

	Principal Amount	Value
Series 2016-C35, Class B, 3.44%, 7/15/2048	$3,000,000	$3,125,937
Series 2016-LC24, Class C, VRN, 4.46%, 10/15/2049 (b)	1,900,000	1,952,203
Series 2017-C38, Class XA, IO, 1.02%, 7/15/2050 (b)	37,241,833	1,805,160
Series 2017-RC1, Class XA, IO, 1.49%, 1/15/2060 (b)	24,315,520	1,450,131
Series 2019-C50, Class XA, IO, 1.42%, 5/15/2052 (b)	29,919,706	2,533,494
Series 2020-C57, Class XA, IO, VRN, 2.10%, 8/15/2053 (b)	16,265,881	2,451,621
Series 2020-C58, Class XA, IO, VRN, 1.89%, 7/15/2053 (b)	20,183,190	2,794,159
Wells Fargo Commercial Mortgage Trust 2016-BNK1 Series 2016-BNK1, Class XB, IO, VRN, 1.33%, 8/15/2049 (b)	19,849,000	1,304,337
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.01%, 3/15/2047 (b)	8,590,114	183,770
Series 2014-C21, Class XA, IO, 1.03%, 8/15/2047 (b)	15,239,190	409,830
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $181,764,022)		149,453,259
	Shares
SHORT-TERM INVESTMENT — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (i) (j) (Cost $93,794,370)	93,794,370	93,794,370
TOTAL INVESTMENTS — 99.9% (Cost $3,206,664,953)		3,173,385,202
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,986,610
NET ASSETS — 100.0%		$3,176,371,812

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $14,744, representing 0.0% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at March 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

At March 31, 2021, the Fund had unfunded loan commitments of $212,288, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OneDigital Borrower LLC	52,627	53,996	1,369
TricorBraun Holdings, Inc.	53,252	52,819	(433)
Constant Contact, Inc.	106,409	106,407	(2)
			$934
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$458,689,240	$—	$458,689,240
Asset-Backed Securities	—	153,039,318	—	153,039,318
Foreign Government Obligations	—	48,556,546	—	48,556,546
U.S. Government Agency Obligations	—	969,793,555	—	969,793,555
U.S. Treasury Obligations	—	949,920,548	—	949,920,548
Mortgage-Backed Securities	—	251,114,003	—	251,114,003
Commercial Mortgage Backed Securities	—	149,453,259	—	149,453,259
Common Stocks	—	—	10,189 (a)	10,189
Senior Floating Rate Loans	—	99,009,619	4,555	99,014,174
Short-Term Investment	93,794,370	—	—	93,794,370
TOTAL INVESTMENTS	$93,794,370	$3,079,576,088	$14,744	$3,173,385,202
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	—	934	—	934
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$934	$—	$934
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,857,504	$67,857,504	$1,015,333,990	$989,397,124	$—	$—	93,794,370	$93,794,370	$26,582
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 5.5%
BHP Group, Ltd.	437	$15,078
Brambles, Ltd.	659	5,310
Coles Group, Ltd.	623	7,597
Fortescue Metals Group, Ltd.	491	7,476
Rio Tinto, Ltd.	66	5,567
Sonic Healthcare, Ltd.	681	18,201
Telstra Corp., Ltd.	4,527	11,723
Wesfarmers, Ltd.	606	24,310
		95,262
BELGIUM — 1.1%
Ageas SA/NV	120	7,272
Etablissements Franz Colruyt NV	199	11,895
		19,167
CANADA — 1.1%
Metro, Inc.	222	10,126
TELUS Corp.	417	8,305
		18,431
DENMARK — 1.5%
AP Moller - Maersk A/S Class B	5	11,643
Novo Nordisk A/S Class B	220	14,941
		26,584
FINLAND — 0.6%
Kesko Oyj Class B	309	9,471
FRANCE — 0.2%
Sanofi	37	3,664
GERMANY — 4.1%
Allianz SE	47	11,990
Deutsche Post AG	376	20,646
Deutsche Telekom AG	1,186	23,933
Merck KGaA	78	13,366
		69,935
HONG KONG — 2.3%
CLP Holdings, Ltd.	2,000	19,423
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	4,500	4,468
HKT Trust & HKT, Ltd. Stapled Security	7,000	9,976
Jardine Matheson Holdings, Ltd.	100	6,539
		40,406
JAPAN — 13.0%
Brother Industries, Ltd.	200	4,433
FUJIFILM Holdings Corp.	300	17,840
Fujitsu, Ltd.	200	28,959
ITOCHU Corp.	600	19,477
KDDI Corp.	200	6,145
Mitsubishi Gas Chemical Co., Inc.	700	17,193
NEC Corp.	400	23,602
Nintendo Co., Ltd.	50	27,968
Nippon Telegraph & Telephone Corp.	900	23,147
Security Description	Shares	Value
Nippon Yusen KK	200	$6,833
Nitto Denko Corp.	200	17,122
Softbank Corp.	400	5,207
Sony Corp.	200	20,986
Tokyo Gas Co., Ltd.	200	4,457
		223,369
JORDAN — 0.3%
Hikma Pharmaceuticals PLC	145	4,553
NETHERLANDS — 2.2%
Koninklijke Ahold Delhaize NV	744	20,768
Koninklijke KPN NV	5,143	17,493
		38,261
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	3,829	12,014
SINGAPORE — 1.3%
DBS Group Holdings, Ltd.	400	8,571
Oversea-Chinese Banking Corp., Ltd.	1,200	10,494
United Overseas Bank, Ltd.	200	3,845
		22,910
SWITZERLAND — 5.0%
Kuehne + Nagel International AG	17	4,872
Nestle SA	168	18,804
Novartis AG	179	15,362
Roche Holding AG	50	16,227
Swiss Life Holding AG	25	12,341
Swisscom AG	36	19,393
		86,999
UNITED KINGDOM — 0.3%
Direct Line Insurance Group PLC	1,134	4,902
UNITED STATES — 58.7%
Abbott Laboratories	179	21,451
AbbVie, Inc.	195	21,103
Adobe, Inc. (a)	20	9,507
AES Corp.	292	7,829
Allstate Corp.	199	22,865
Alphabet, Inc. Class C (a)	10	20,686
Amgen, Inc.	65	16,173
Anthem, Inc.	23	8,256
AT&T, Inc.	253	7,658
AutoZone, Inc. (a)	8	11,234
Bristol-Myers Squibb Co.	248	15,656
Bunge, Ltd.	58	4,598
Cadence Design Systems, Inc. (a)	93	12,740
Campbell Soup Co.	221	11,110
Cerner Corp.	109	7,835
Cigna Corp.	34	8,219
Cisco Systems, Inc.	416	21,511
Citrix Systems, Inc.	74	10,387
Clorox Co.	62	11,959
CMS Energy Corp.	87	5,326
Conagra Brands, Inc.	483	18,161
Costco Wholesale Corp.	28	9,869
Dell Technologies, Inc. Class C (a)	123	10,842

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Discovery, Inc. Class C (a)	197	$7,267
Dollar General Corp.	89	18,033
eBay, Inc.	322	19,719
Electronic Arts, Inc.	150	20,306
Eli Lilly & Co.	116	21,671
Equinix, Inc. REIT	13	8,835
Equity LifeStyle Properties, Inc. REIT	94	5,982
Eversource Energy	14	1,212
General Mills, Inc.	166	10,179
Gilead Sciences, Inc.	168	10,858
Goldman Sachs Group, Inc.	10	3,270
HCA Healthcare, Inc.	52	9,794
Henry Schein, Inc. (a)	116	8,032
Hershey Co.	75	11,862
Hologic, Inc. (a)	89	6,620
Home Depot, Inc.	87	26,557
Humana, Inc.	13	5,450
Johnson & Johnson	106	17,421
JPMorgan Chase & Co.	138	21,008
Kellogg Co.	234	14,812
KeyCorp.	166	3,317
Kimberly-Clark Corp.	137	19,050
Kroger Co.	553	19,903
Laboratory Corp. of America Holdings (a)	41	10,456
Lockheed Martin Corp.	40	14,780
Merck & Co., Inc.	194	14,955
Microsoft Corp.	75	17,683
Mondelez International, Inc. Class A	175	10,243
Morgan Stanley	41	3,184
Motorola Solutions, Inc.	56	10,531
NortonLifeLock, Inc.	594	12,628
Oracle Corp.	354	24,840
PACCAR, Inc.	91	8,456
PepsiCo, Inc.	158	22,349
Pfizer, Inc.	417	15,108
Philip Morris International, Inc.	183	16,239
Procter & Gamble Co.	174	23,565
Public Service Enterprise Group, Inc.	138	8,309
Public Storage REIT	25	6,169
QUALCOMM, Inc.	105	13,922
Security Description	Shares	Value
Quest Diagnostics, Inc.	68	$8,727
Regeneron Pharmaceuticals, Inc. (a)	19	8,990
Regions Financial Corp.	161	3,326
Republic Services, Inc.	154	15,300
Sealed Air Corp.	184	8,431
T Rowe Price Group, Inc.	20	3,432
Target Corp.	138	27,334
Texas Instruments, Inc.	35	6,615
United Parcel Service, Inc. Class B	99	16,829
UnitedHealth Group, Inc.	21	7,813
Verizon Communications, Inc.	315	18,317
Viatris, Inc. (a)	65	908
Walmart, Inc.	163	22,140
Waste Management, Inc.	203	26,191
Western Union Co.	469	11,566
Xcel Energy, Inc.	124	8,248
		1,013,717
TOTAL COMMON STOCKS (Cost $1,439,505)		1,689,645

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c) (Cost $22,800)	22,793	22,800
TOTAL INVESTMENTS — 99.2% (Cost $1,462,305)		1,712,445
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		13,431
NET ASSETS — 100.0%		$1,725,876
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,689,645	$—	$—	$1,689,645
Short-Term Investment	22,800	—	—	22,800
TOTAL INVESTMENTS	$1,712,445	$—	$—	$1,712,445
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Industry Breakdown as of March 31, 2021

% of Net Assets
Pharmaceuticals	8.9%
Diversified Telecommunication Services	8.8
Food & Staples Retailing	6.5
Food Products	5.8
Software	5.1
Health Care Providers & Services	4.9
Multiline Retail	4.0
IT Services	3.7
Insurance	3.4
Biotechnology	3.3
Household Products	3.2
Banks	2.9
Entertainment	2.8
Commercial Services & Supplies	2.7
Specialty Retail	2.2
Air Freight & Logistics	2.2
Chemicals	2.0
Electric Utilities	1.9
Technology Hardware, Storage & Peripherals	1.9
Communications Equipment	1.9
Metals & Mining	1.6
Health Care Equipment & Supplies	1.6
Marine	1.3
Beverages	1.3
Equity Real Estate Investment Trusts (REITs)	1.2
Household Durables	1.2
Interactive Media & Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Internet & Direct Marketing Retail	1.1
Trading Companies & Distributors	1.1
Tobacco	0.9
Aerospace & Defense	0.9
Multi-Utilities	0.8
Wireless Telecommunication Services	0.7
Capital Markets	0.6
Machinery	0.5
Containers & Packaging	0.5
Health Care Technology	0.5
Independent Power & Renewable Electricity Producers	0.5
Media	0.4
Industrial Conglomerates	0.4
Gas Utilities	0.3
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$212,697	$217,531	$—	$—	22,793	$22,800	$—
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 65.2%
ARGENTINA — 0.8%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$550,000	$441,430
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	367,092
		808,522
BRAZIL — 3.6%
Banco do Estado do Rio Grande do Sul SA 5 year CMT + 4.928%, 5.38%, 1/28/2031 (a)(b)	200,000	196,022
Braskem Netherlands Finance BV 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a)(b)	600,000	682,302
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2021	900,000	902,322
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (b)	300,000	302,760
Itau Unibanco Holding SA 5 year CMT + 3.222%, 4.63%, 2/27/2025 (a)	400,000	374,672
Petrobras Global Finance B.V. 6.75%, 6/3/2050	1,000,000	1,060,840
		3,518,918
CAYMAN ISLANDS — 1.9%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	1,837,000	1,868,468
CHILE — 5.7%
AES Gener SA Series REGS, 5.00%, 7/14/2025	860,000	897,410
Chile Electricity PEC SpA 0.01%, 1/25/2028 (b)	2,900,000	2,363,500
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	147,800	147,840
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	1,444,480	1,513,093
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	400,000	337,448
SACI Falabella Series REGS, 3.75%, 4/30/2023	300,000	314,685
		5,573,976
CHINA — 4.4%
Baidu, Inc. 3.43%, 4/7/2030	200,000	209,344
CNPC Global Capital, Ltd. 1.13%, 6/23/2023	600,000	600,996
JD.com, Inc. 3.38%, 1/14/2030	1,400,000	1,437,870
Security Description	Principal Amount	Value
Sinopec Group Overseas Development 2012, Ltd. 3.90%, 5/17/2022	$200,000	$206,640
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	200,000	209,700
State Grid Overseas Investment, Ltd. Series EMTN, 1.00%, 8/5/2025	700,000	681,562
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (b)	1,000,000	962,400
		4,308,512
COLOMBIA — 0.7%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	212,352
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	496,236
		708,588
INDIA — 2.8%
Adani International Container Terminal Pvt, Ltd. 3.00%, 2/16/2031 (b)	400,000	382,516
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.38%, 7/24/2024	600,000	629,922
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	211,572
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	635,598
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	500,000	519,375
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	321,600
		2,700,583
INDONESIA — 3.8%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	834,216
Series REGS, 5.63%, 8/10/2037	1,300,000	1,360,125
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,545,015
		3,739,356
JAMAICA — 0.1%
Digicel Group 0.5, Ltd. PIK:
7.00%, 12/31/2099 (b)	62,431	45,556
8.00%, 4/1/2025 (b)	41,870	34,693
		80,249

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KUWAIT — 0.7%
MEGlobal Canada ULC:
5.00%, 5/18/2025 (b)	$200,000	$222,740
5.88%, 5/18/2030 (b)	400,000	483,296
		706,036
MALAYSIA — 5.4%
CIMB Bank Bhd 3.26%, 3/15/2022	400,000	409,556
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	847,437
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,013,220
Petronas Capital, Ltd.:
Series REGS, 3.50%, 3/18/2025	600,000	649,104
3.50%, 4/21/2030 (b)	200,000	213,982
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	2,000,000	2,125,780
		5,259,079
MEXICO — 5.5%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (a)	200,000	219,360
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	874,624
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (a)	1,500,000	1,497,030
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	200,000	212,716
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	181,122
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	296,199
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	626,004
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (b)	350,000	351,519
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	484,315
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	661,080
		5,403,969
PANAMA — 7.0%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (b)	600,000	622,062
Security Description	Principal Amount	Value
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025 (b)	$200,000	$203,336
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	278,406
Banistmo SA Series REGS, 3.65%, 9/19/2022	1,900,000	1,938,171
Global Bank Corp. Series REGS, 4.50%, 10/20/2021	400,000	405,272
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	1,650,000	1,691,299
UEP Penonome II SA 6.50%, 10/1/2038 (b)	1,700,000	1,716,031
		6,854,577
PARAGUAY — 0.3%
Banco Continental SAECA 2.75%, 12/10/2025 (b)	350,000	343,833
PERU — 4.2%
Banco BBVA Peru SA 5 year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	216,352
Banco de Credito del Peru:
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)	400,000	400,404
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	250,253
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029 (a)	898,000	992,263
Banco Internacional del Peru SAA Interbank 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	700,000	715,813
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	603,235	631,527
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,000,000	895,100
		4,101,712
QATAR — 0.2%
Ooredoo International Finance, Ltd. Series REGS, 3.25%, 2/21/2023	200,000	209,020
SINGAPORE — 9.6%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,306,500
USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	300,000	301,899
5 year CMT + 1.91%, 3.30%, 2/27/2025 (a)	200,000	204,858
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	364,800	426,736

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp., Ltd.:
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	$500,000	$495,410
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)	1,200,000	1,188,984
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	1,600,000	1,587,344
Temasek Financial I, Ltd. 1.00%, 10/6/2030	250,000	229,070
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030 (b)	2,100,000	1,924,188
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	600,000	619,800
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	202,082
5 year CMT + 1.520%, 1.75%, 3/16/2031 (a)	300,000	295,572
Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (a)	600,000	609,462
		9,391,905
SOUTH KOREA — 4.9%
Korea East-West Power Co., Ltd.:
1.75%, 5/6/2025 (b)	200,000	203,166
1.75%, 5/6/2025	900,000	914,247
Korea Southern Power Co., Ltd. 0.75%, 1/27/2026 (b)	1,000,000	969,630
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	597,054
POSCO:
Series REGS, 2.38%, 11/12/2022	400,000	409,976
Series REGS, 2.38%, 1/17/2023	600,000	615,786
Series REGS, 2.75%, 7/15/2024	400,000	422,164
Woori Bank 5 year CMT + 2.66%, 4.25%, 10/4/2024 (a)	600,000	626,598
		4,758,621
THAILAND — 1.3%
Bangkok Bank PCL 5.00%, 12/31/2099 (a)	400,000	421,440
Kasikornbank PCL 5 year CMT + 4.940%, 5.28%, 10/14/2025 (a)	600,000	631,146
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	205,826
		1,258,412
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.3%
Galaxy Pipeline Assets Bidco, Ltd. 2.16%, 3/31/2034 (b)	$2,300,000	$2,236,635
TOTAL CORPORATE BONDS & NOTES (Cost $63,058,092)		63,830,971
FOREIGN GOVERNMENT OBLIGATIONS — 31.5%
BRAZIL — 1.2%
Brazilian Government International Bond:
5.00%, 1/27/2045	300,000	284,901
5.63%, 2/21/2047	900,000	917,091
		1,201,992
CHILE — 2.8%
Chile Government International Bond:
3.10%, 1/22/2061	2,200,000	2,042,700
3.50%, 1/25/2050	700,000	714,490
		2,757,190
COLOMBIA — 2.7%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	1,026,670
4.13%, 5/15/2051	950,000	904,333
5.00%, 6/15/2045	700,000	746,774
		2,677,777
DOMINICAN REPUBLIC — 2.0%
Dominican Republic International Bond Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	1,928,272
INDONESIA — 2.3%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,100,000	1,118,073
4.35%, 1/11/2048	500,000	543,030
Perusahaan Penerbit SBSN Indonesia III Series REGS, 3.80%, 6/23/2050	600,000	608,952
		2,270,055
ISRAEL — 1.1%
State of Israel 3.38%, 1/15/2050	1,100,000	1,110,252
MALAYSIA — 1.2%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	855,096
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	272,508
		1,127,604

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 2.9%
Mexico Government International Bond:
3.77%, 5/24/2061	$1,700,000	$1,505,588
4.50%, 1/31/2050	500,000	506,795
4.60%, 2/10/2048	800,000	817,976
		2,830,359
PANAMA — 3.4%
Panama Government International Bond:
3.87%, 7/23/2060	1,400,000	1,387,638
4.00%, 9/22/2024	1,400,000	1,525,580
4.30%, 4/29/2053	400,000	428,988
		3,342,206
PERU — 2.3%
Peruvian Government International Bond:
2.78%, 12/1/2060	300,000	248,292
3.30%, 3/11/2041	1,300,000	1,272,258
3.55%, 3/10/2051	750,000	737,272
		2,257,822
PHILIPPINES — 3.0%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	404,880
2.65%, 12/10/2045	200,000	179,292
3.70%, 3/1/2041	1,200,000	1,251,900
3.70%, 2/2/2042	1,000,000	1,043,560
		2,879,632
QATAR — 0.3%
Qatar Government International Bond Series REGS, 3.38%, 3/14/2024	300,000	321,753
SAUDI ARABIA — 3.9%
Saudi Government International Bond:
Series REGS, 2.88%, 3/4/2023	500,000	519,760
Series 144A, 2.90%, 10/22/2025 (b)	850,000	901,298
Series REGS, 3.45%, 2/2/2061	2,350,000	2,158,451
Series REGS, 3.75%, 1/21/2055	200,000	195,840
		3,775,349
SOUTH KOREA — 0.4%
Korea Electric Power Corp. Series 144A, 1.13%, 6/15/2025 (b)	400,000	397,044
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.0%
Abu Dhabi Government International Bond:
Series 144A, 3.13%, 4/16/2030 (b)	$400,000	$428,768
Series REGS, 3.13%, 9/30/2049	1,400,000	1,334,004
Series REGS, 3.88%, 4/16/2050	200,000	217,668
		1,980,440
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,827,055)		30,857,747
	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $1,922,663)	1,922,663	1,922,663
TOTAL INVESTMENTS — 98.7% (Cost $95,807,810)		96,611,381
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		1,249,375
NET ASSETS — 100.0%		$97,860,756
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$63,830,971	$—	$63,830,971
Foreign Government Obligations	—	30,857,747	—	30,857,747
Short-Term Investment	1,922,663	—	—	1,922,663
TOTAL INVESTMENTS	$1,922,663	$94,688,718	$—	$96,611,381
Industry Breakdown as of March 31, 2021

% of Net Assets
Foreign Government Obligations	31.5%
Banks	20.2
Electric	14.7
Diversified Financial Services	4.3
Oil & Gas	4.1
Pipelines	3.8
Energy-Alternate Sources	3.8
Internet	2.7
Iron/Steel	2.3
Holding Companies-Diversified	1.9
Transportation	1.6
Chemicals	1.4
Commercial Services	1.1
Lodging	0.9
Beverages	0.6
Telecommunications	0.5
Mining	0.3
Retail	0.3
Media	0.3
Investment Company Security	0.2
Multi-National	0.2
Short-Term Investment	2.0
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	780,408	$780,408	$42,817,288	$41,675,033	$—	$—	1,922,663	$1,922,663	$805
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.8%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$465,000	$481,298
AEROSPACE & DEFENSE — 0.5%
Boeing Co. 4.51%, 5/1/2023	490,000	524,957
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	41,369
6.25%, 3/15/2026 (a)	65,000	68,908
6.38%, 6/15/2026	25,000	25,868
8.00%, 12/15/2025 (a)	10,000	10,891
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	25,221
		697,214
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	490,000	484,929
AIRLINES — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	65,000	69,143
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	50,000	54,810
		123,953
AUTO MANUFACTURERS — 0.7%
Ford Motor Co. 9.00%, 4/22/2025	40,000	48,422
General Motors Financial Co., Inc. 5.25%, 3/1/2026	425,000	486,991
Hyundai Capital America 2.85%, 11/1/2022 (a)	485,000	500,253
		1,035,666
AUTO PARTS & EQUIPMENT — 0.0% (b)
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	50,000	53,096
BANKS — 4.6%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	212,352
Banco Continental SAECA 2.75%, 12/10/2025 (a)	150,000	147,357
Security Description	Principal Amount	Value
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	$150,000	$156,042
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 0.98%, 3/5/2024 (c)	485,000	489,496
Bank of Nova Scotia 0.55%, 9/15/2023	125,000	125,061
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	205,830
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	201,750
CIMB Bank Bhd 3.26%, 3/15/2022	200,000	204,778
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 1.21%, 6/1/2024 (c)	495,000	501,331
DBS Group Holdings, Ltd. USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	201,266
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	455,000	492,915
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	485,000	498,153
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	350,000	358,967
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (c)	135,000	143,998
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	202,858
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	490,000	489,088
NongHyup Bank 1.25%, 7/20/2025 (a)	200,000	199,018
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	218,966
Royal Bank of Canada SOFR + 0.52%, 0.55%, 1/20/2026 (c)	500,000	499,160
Truist Financial Corp.:
Series MTN, 2.20%, 3/16/2023	245,000	253,225
Series MTN, 2.85%, 10/26/2024	230,000	245,737
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	200,000	203,114

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	$490,000	$500,844
		6,751,306
BEVERAGES — 0.4%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	500,000	500,105
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	75,000	77,134
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	35,000	35,682
		612,921
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023 (a)	250,000	249,680
BUILDING MATERIALS — 0.4%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	58,000	62,449
Carrier Global Corp. 2.24%, 2/15/2025	465,000	481,861
Griffon Corp. 5.75%, 3/1/2028	35,000	37,225
		581,535
CHEMICALS — 0.5%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	430,000	486,653
LG Chem, Ltd. Series REGS, 3.25%, 10/15/2024	200,000	216,278
		702,931
COAL — 0.0% (b)
Peabody Energy Corp. 8.50%, 12/31/2024 (a)	13,000	5,460
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	51,834
		57,294
COMMERCIAL SERVICES — 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	35,000	37,111
9.75%, 7/15/2027 (a)	65,000	71,353
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	480,594
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	52,250
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	210,176
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	25,000	26,023
Security Description	Principal Amount	Value
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	$65,000	$63,373
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a) (d)	10,000	10,253
PayPal Holdings, Inc.:
1.35%, 6/1/2023	100,000	101,859
2.20%, 9/26/2022	375,000	384,964
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	55,000	53,350
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	209,612
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	53,602
		1,754,520
DISTRIBUTION & WHOLESALE — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	47,103
DIVERSIFIED FINANCIAL SERVICES — 1.3%
American Express Co. 3.70%, 11/5/2021	475,000	482,994
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	495,000	504,578
Capital One Financial Corp.:
3.20%, 1/30/2023	380,000	397,799
3.90%, 1/29/2024	90,000	97,373
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	53,690	51,386
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	40,000	40,214
Navient Corp. 5.00%, 3/15/2027	25,000	25,059
NFP Corp. 6.88%, 8/15/2028 (a)	35,000	36,311
OneMain Finance Corp. 6.63%, 1/15/2028	40,000	45,360
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	70,000	66,918
Unifin Financiera SAB de CV Series REGS, 7.00%, 1/15/2025	200,000	196,852
		1,944,844
ELECTRIC — 3.1%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	208,318
Calpine Corp.:
4.63%, 2/1/2029 (a)	30,000	29,215

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 3/15/2028 (a)	$40,000	$40,294
Chile Electricity PEC SpA 0.01%, 1/25/2028 (a)	200,000	163,000
DTE Energy Co.:
2.25%, 11/1/2022	60,000	61,599
Series C, 2.53%, 10/1/2024	230,000	241,592
Series F, 1.05%, 6/1/2025	185,000	183,104
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	147,800	147,840
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	200,000	168,724
Enel Generacion Chile SA 4.25%, 4/15/2024	200,000	215,058
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	172,353	180,436
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	225,316
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	200,000	203,166
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	375,000	376,136
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	80,000	78,024
Pacific Gas & Electric Co. 1.75%, 6/16/2022	500,000	500,690
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	206,002
PG&E Corp. 5.00%, 7/1/2028	25,000	26,420
Pike Corp. 5.50%, 9/1/2028 (a)	45,000	45,803
PSEG Power LLC 3.85%, 6/1/2023	450,000	480,568
Southern California Edison Co. SOFR + 0.830%, 0.84%, 4/1/2024 (c) (d)	500,000	500,515
State Grid Overseas Investment, Ltd. Series EMTN, 1.00%, 8/5/2025	200,000	194,732
		4,476,552
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	60,000	61,853
ENTERTAINMENT — 0.4%
Bally's Corp. 6.75%, 6/1/2027 (a)	70,000	75,148
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	55,000	58,650
Security Description	Principal Amount	Value
Cedar Fair L.P. 5.25%, 7/15/2029	$40,000	$41,138
Lions Gate Capital Holdings LLC:
5.50%, 4/15/2029 (a) (d)	45,000	44,957
6.38%, 2/1/2024 (a)	65,000	67,072
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	65,000	65,317
6.50%, 5/15/2027 (a)	50,000	55,487
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	40,000	43,308
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	105,000	113,459
		564,536
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	75,000	72,652
4.00%, 8/1/2028 (a)	80,000	77,511
Republic Services, Inc. 2.50%, 8/15/2024	455,000	478,956
		629,119
FOOD — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	35,000	33,274
B&G Foods, Inc. 5.25%, 9/15/2027	20,000	20,818
Conagra Brands, Inc. 4.30%, 5/1/2024	337,000	371,640
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	200,000	205,952
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	20,000	23,016
5.20%, 7/15/2045	60,000	69,697
Mondelez International, Inc. 0.63%, 7/1/2022	195,000	195,571
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	45,000	48,220
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	50,000	50,126
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	40,000	42,699
US Foods, Inc. 6.25%, 4/15/2025 (a)	10,000	10,720
		1,071,733
FOREST PRODUCTS & PAPER — 0.1%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	205,176

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.3%
Atmos Energy Corp. 0.63%, 3/9/2023	$225,000	$225,113
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	200,000	205,104
		430,217
HEALTH CARE PRODUCTS — 0.0% (b)
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	42,000	46,092
HEALTH CARE SERVICES — 1.1%
Anthem, Inc.:
3.30%, 1/15/2023	280,000	294,059
3.50%, 8/15/2024	185,000	199,987
Centene Corp.:
2.50%, 3/1/2031	55,000	52,489
3.00%, 10/15/2030	30,000	29,933
CHS/Community Health Systems, Inc.:
6.00%, 1/15/2029 (a)	55,000	58,217
6.88%, 4/15/2029 (a)	40,000	41,755
HCA, Inc. 5.00%, 3/15/2024	440,000	490,111
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	40,000	39,270
6.75%, 4/15/2025 (a)	30,000	31,936
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	45,000	49,258
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	55,000	56,916
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	127,561
Tenet Healthcare Corp.:
5.13%, 11/1/2027 (a)	60,000	62,758
6.13%, 10/1/2028 (a)	70,000	72,928
		1,607,178
HOME BUILDERS — 0.0% (b)
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	55,000	54,676
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
4.00%, 4/15/2029 (a)	35,000	34,881
5.50%, 6/15/2026	75,000	77,716
		112,597
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	55,000	54,897
7.00%, 12/31/2027 (a)	35,000	33,546
Security Description	Principal Amount	Value
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	$55,000	$53,818
		142,261
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	70,000	68,861
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	35,000	37,278
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	42,936
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	455,000	498,503
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	455,000	495,759
		1,143,337
INTERNET — 0.8%
Baidu, Inc. 3.08%, 4/7/2025	200,000	210,890
eBay, Inc. 2.75%, 1/30/2023	475,000	494,456
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	55,000	53,720
JD.com, Inc. 3.13%, 4/29/2021	200,000	200,270
Tencent Holdings, Ltd. 1.81%, 1/26/2026 (a)	200,000	201,096
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	38,674
		1,199,106
INVESTMENT COMPANY SECURITY — 0.4%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	201,020
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	35,000	36,067
6.25%, 5/15/2026	55,000	57,839
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	258,860
		553,786
IRON/STEEL — 0.1%
POSCO Series REGS, 2.38%, 11/12/2022	200,000	204,988
LEISURE TIME — 0.1%
Carnival Corp.:
5.75%, 3/1/2027 (a)	55,000	56,463

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
11.50%, 4/1/2023 (a)	$20,000	$22,828
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	95,000	92,944
13.00%, 5/15/2025 (a)	20,000	23,521
		195,756
LODGING — 0.2%
Boyd Gaming Corp. 4.75%, 12/1/2027	75,000	76,365
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	10,000	10,539
5.75%, 5/1/2028 (a)	10,000	10,785
MGM Resorts International 6.75%, 5/1/2025	70,000	75,460
Wyndham Hotels & Resorts, Inc. Series REGS, 4.38%, 8/15/2028 (a)	35,000	35,450
		208,599
MEDIA — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/2030 (a)	45,000	46,647
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	45,000	45,910
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	25,000	18,003
DISH DBS Corp. 5.88%, 11/15/2024	40,000	41,856
GCI LLC 4.75%, 10/15/2028 (a)	50,000	51,207
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	10,726
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	26,228
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	35,000	35,325
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	20,000	19,654
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	36,190
		331,746
MINING — 0.1%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	85,194
Novelis Corp. 4.75%, 1/30/2030 (a)	20,000	20,608
		105,802
MISCELLANEOUS MANUFACTURER — 0.0% (b)
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	44,990
Security Description	Principal Amount	Value
OIL & GAS — 1.8%
Apache Corp.:
4.38%, 10/15/2028	$30,000	$29,847
4.63%, 11/15/2025	20,000	20,610
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	55,000	58,337
CNX Resources Corp. 6.00%, 1/15/2029 (a)	35,000	36,360
EQT Corp. 8.50%, 2/1/2030	30,000	38,253
Exxon Mobil Corp. 1.57%, 4/15/2023	485,000	496,892
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	25,000	25,205
6.25%, 11/1/2028 (a)	40,000	41,165
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	40,000	39,402
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	10,000	10,022
7.13%, 2/1/2027 (a)	55,000	57,525
Occidental Petroleum Corp.:
3.50%, 8/15/2029	40,000	37,456
6.13%, 1/1/2031	45,000	49,615
6.63%, 9/1/2030	30,000	33,726
8.00%, 7/15/2025	25,000	28,683
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	261,748
Ovintiv, Inc. 7.38%, 11/1/2031	30,000	38,151
Parkland Corp. 4.50%, 10/1/2029 (d)	50,000	50,229
Petrobras Global Finance B.V. 4.38%, 5/20/2023	200,000	209,796
Petronas Capital, Ltd. 3.13%, 3/18/2022	200,000	204,912
Saudi Arabian Oil Co. Series REGS, 2.75%, 4/16/2022	200,000	204,566
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	20,000	19,928
6.00%, 4/15/2027	70,000	73,215
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	69,147
Transocean, Inc. 11.50%, 1/30/2027 (a)	15,000	12,858
Valero Energy Corp. 1.20%, 3/15/2024	500,000	501,675
		2,649,323
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460,000	496,372

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	$80,000	$82,414
		578,786
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	68,777
Silgan Holdings, Inc. 4.13%, 2/1/2028	65,000	67,191
		135,968
PHARMACEUTICALS — 1.1%
AbbVie, Inc. 2.30%, 11/21/2022	485,000	498,856
AstraZeneca PLC:
2.38%, 6/12/2022	55,000	56,199
3.50%, 8/17/2023	419,000	446,796
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	95,000	100,847
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	30,000	30,437
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	490,000	490,907
		1,624,042
PIPELINES — 0.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	22,003
Cheniere Energy Partners L.P. 5.63%, 10/1/2026	90,000	94,164
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	75,000	72,778
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (a)	55,000	55,671
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	75,000	77,096
NuStar Logistics L.P. 6.38%, 10/1/2030	45,000	48,675
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	30,000	31,318
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	55,000	57,741
Western Midstream Operating L.P. 4.35%, 2/1/2025	40,000	41,373
		500,819
Security Description	Principal Amount	Value
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	$35,000	$34,494
7.63%, 6/15/2025 (a)	30,000	32,739
		67,233
REAL ESTATE INVESTMENT TRUSTS — 0.8%
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	35,000	35,702
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	30,000	29,650
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	50,000	55,181
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	35,000	34,564
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	5,000	4,996
REIT, 4.13%, 8/15/2030 (a)	35,000	35,285
Welltower, Inc. REIT, 3.63%, 3/15/2024	450,000	485,428
WP Carey, Inc. 4.25%, 10/1/2026	425,000	476,480
		1,157,286
RETAIL — 0.6%
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	5,000	5,106
4.75%, 3/1/2030	5,000	5,164
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	71,446
Dollar Tree, Inc.:
3.70%, 5/15/2023	290,000	308,029
4.00%, 5/15/2025	155,000	171,133
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. 5.38%, 4/1/2026 (a)	30,000	29,786
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	60,682
IRB Holding Corp. 6.75%, 2/15/2026 (a)	50,000	51,734
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	52,862
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	70,000	70,689
		826,631
SEMICONDUCTORS — 0.7%
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	480,000	479,366

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Micron Technology, Inc. 2.50%, 4/24/2023	$480,000	$498,111
		977,477
SOFTWARE — 0.1%
Dun & Bradstreet Corp. 6.88%, 8/15/2026 (a)	27,000	28,926
Open Text Corp. 3.88%, 2/15/2028 (a)	70,000	70,551
		99,477
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 4.45%, 4/1/2024	435,000	477,839
Avaya, Inc. 6.13%, 9/15/2028 (a)	40,000	42,500
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	35,000	36,133
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	30,000	30,534
5.88%, 10/15/2027 (a)	15,000	15,897
6.75%, 5/1/2029 (a)	15,000	15,809
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	45,000	47,373
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	4,996
KT Corp. 1.00%, 9/1/2025	250,000	246,092
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	85,000	85,931
4.63%, 9/15/2027 (a)	55,000	56,579
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	40,000	40,847
5.13%, 12/15/2026 (a)	45,000	47,382
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	215,402
Telefonica Chile SA 3.88%, 10/12/2022	200,000	208,630
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	15,000	15,013
T-Mobile USA, Inc.:
2.88%, 2/15/2031	15,000	14,500
3.38%, 4/15/2029	20,000	20,236
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.30%, 5/15/2025 (c)	475,000	485,697
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	45,000	44,254
6.13%, 3/1/2028 (a)	15,000	15,412
		2,167,056
TRANSPORTATION — 0.3%
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	10,000	9,998
Security Description	Principal Amount	Value
Union Pacific Corp. 3.20%, 6/8/2021	$480,000	$482,453
		492,451
TRUCKING & LEASING — 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	460,000	484,932
TOTAL CORPORATE BONDS & NOTES (Cost $40,121,025)		40,729,871
ASSET-BACKED SECURITIES — 11.1%
AUTOMOBILE — 0.8%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	596,096
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	500,000	497,457
		1,093,553
OTHER ABS — 10.1%
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	750,000	757,938
Series 2020-A, Class B, 3.54%, 2/18/2025 (a)	750,000	766,205
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	424,520	428,666
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD LIBOR + 1.400%, 1.51%, 2/15/2035 (a) (c)	131,000	130,965
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 6/15/2028 (a) (c)	71,000	71,022
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd. Series 2019-FL1, Class B, 1 Month USD LIBOR + 1.700%, 1.81%, 5/15/2037 (a) (c)	138,000	137,957
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.21%, 8/15/2036 (a) (c)	100,000	99,875
BSPRT Issuer, Ltd.:
Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 5/15/2029 (a) (c)	401,000	400,749

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.100%, 1.20%, 3/15/2036 (a) (c)	$138,000	$137,827
Carlyle US CLO, Ltd Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.140%, 1.33%, 4/15/2034 (a) (c)	1,000,000	999,745
Cathedral Lake CLO, Ltd. Series 2016-4A, Class AR, 3 Month USD LIBOR + 1.25%, 1.47%, 10/20/2028 (a) (c)	500,000	499,875
CHCP, Ltd.:
Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.050%, 1.16%, 2/15/2038 (a) (c)	100,000	100,000
Series 2021-FL1, Class AS, 1 Month USD LIBOR + 1.300%, 1.41%, 2/15/2038 (a) (c)	100,000	99,938
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.55%, 1.66%, 8/20/2035 (a) (c)	131,000	129,693
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.31%, 12/16/2036 (a) (c)	161,000	160,465
Galaxy XV CLO, Ltd. Series 2013-15A, Class AR, 3 Month USD LIBOR + 1.200%, 1.44%, 10/15/2030 (a) (c)	500,000	499,000
Galaxy XXVII CLO, Ltd. Series 2018-27A, Class A, 3 Month USD LIBOR + 1.020%, 1.21%, 5/16/2031 (a) (c)	500,000	498,800
Gulf Stream Meridian 2, Ltd. Series 2020-IIA, Class A1A, 3 Month USD LIBOR + 2.20%, 2.44%, 10/15/2029 (a) (c)	1,000,000	1,002,500
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 1.63%, 11/30/2032 (a) (c)	900,000	902,790
Hunt CRE, Ltd. Series 2017-FL1, Class A, 1 Month USD LIBOR + 1.000%, 1.11%, 8/15/2034 (a) (c)	113,562	113,562
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.340%, 1.58%, 4/15/2033 (a) (c)	500,000	500,300
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.24%, 5/15/2028 (a) (c)	48,082	48,010
Security Description	Principal Amount	Value
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.61%, 5/15/2036 (a) (c)	$100,000	$99,938
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	471,480	470,476
Marathon CRE, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 6/15/2028 (a) (c)	29,008	29,008
Marlette Funding Trust:
Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	162,689	163,908
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	83,583	84,091
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 1.71%, 2/15/2036 (a) (c)	120,000	119,932
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 1.46%, 11/15/2030 (a) (c)	1,000,626	999,425
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	21,999	22,035
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	400,000	400,322
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	443,955	440,549
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.120%, 1.36%, 7/15/2030 (a) (c)	497,278	496,681
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 1.51%, 7/15/2038 (a) (c)	100,000	99,875
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	423,333	423,767
THL Credit Wind River CLO, Ltd. Series 2013-2A, Class AR, 3 Month USD LIBOR + 1.230%, 1.45%, 10/18/2030 (a) (c)	484,924	484,439
TRTX Issuer, Ltd. Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.15%, 1.26%, 10/15/2034 (a) (c)	200,000	199,875
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	724,995	722,974

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 (a) (e)	$173,732	$174,390
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.140%, 1.36%, 1/20/2031 (a) (c)	500,000	499,550
Wind River CLO, Ltd. Series 2013-1A, Class A1R, 3 Month USD LIBOR + 1.250%, 1.47%, 7/20/2030 (a) (c)	423,910	423,571
		14,840,688
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	256,187	259,815
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	94,461	95,635
		355,450
TOTAL ASSET-BACKED SECURITIES (Cost $16,278,317)		16,289,691
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
BRAZIL — 0.2%
Brazilian Government International Bond 2.88%, 6/6/2025	250,000	252,970
COLOMBIA — 0.2%
Colombia Government International Bond 2.63%, 3/15/2023	300,000	308,001
INDONESIA — 0.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	200,534
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd Series REGS, 4.65%, 7/6/2021	250,000	252,602
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	271,945
PERU — 0.2%
Peruvian Government International Bond 2.39%, 1/23/2026	300,000	308,898
Security Description	Principal Amount	Value
QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	$200,000	$200,500
SAUDI ARABIA — 0.3%
Saudi Government International Bond Series REGS, 2.88%, 3/4/2023	350,000	363,832
SOUTH KOREA — 0.3%
Korea Development Bank 1.25%, 6/3/2025	200,000	200,762
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	198,522
		399,284
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 1.03%, 5/23/2024 (c)	250,000	251,220
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond Series 144A, 2.50%, 4/16/2025 (a)	200,000	210,990
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,010,732)		3,020,776
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.0%
Federal Home Loan Mortgage Corp.:
1.50% 2/1/2036	7,871,513	7,914,279
1.50%, 3/1/2036	7,955,584	7,998,536
2.00%, 3/1/2036	1,739,541	1,786,742
2.00%, 11/1/2040	2,524,902	2,563,181
3.50%, 9/1/2032	405,306	435,639
Series 4211, Class AP, 1.60%, 3/15/2043	1,304,088	1,341,109
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	946,267	971,966
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	863,175	880,600
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	234,027	235,945
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	137,959	141,152
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	362,925	380,121
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	56,391	56,443

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K722, Class X1, IO, 1.31%, 3/25/2023 (c)	$462,793	$8,965
Federal National Mortgage Association:
1.50%, 2/1/2036	1,974,521	1,985,067
1.50%, 3/1/2036	497,208	499,890
2.00%, 1/1/2036	977,738	1,006,066
2.00%, 2/1/2036	1,479,566	1,518,892
2.50%, 1/1/2032	1,496,562	1,566,273
3.00%, 11/1/2033	1,139,309	1,218,501
3.00%, 11/1/2036	286,092	301,883
12 Month USD LIBOR + 1.66%, 2.65%, 5/1/2044 (c)	149,859	156,341
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 0.58%, 12/25/2040 (c)	223,933	225,988
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	989,401	1,009,465
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	64,806	64,906
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.56%, 3/25/2046 (c)	404,347	407,043
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	125,244	125,485
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	3,240	3,240
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.41%, 12/25/2047 (c)	347,414	347,898
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.41%, 6/25/2048 (c)	383,390	383,946
Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (c)	1,096,902	1,079,124
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,881,882)		36,614,686
U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bill:
Zero Coupon, 8/5/2021	5,400,000	5,399,682
Zero Coupon, 2/24/2022	3,000,000	2,998,492
U.S. Treasury Note:
1.63%, 4/30/2023	5,340,000	5,499,783
2.25%, 12/31/2023	4,420,000	4,656,194
Security Description	Principal Amount	Value
2.75%, 9/15/2021	$9,100,000	$9,211,972
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,276,766)		27,766,123
U.S. TREASURY — 4.1%
U.S. Treasury Bills Zero Coupon, 3/24/2022	6,000,000	5,996,133
MORTGAGE-BACKED SECURITIES — 6.6%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	298,741	233,140
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.16%, 12/15/2036 (a) (c)	36,000	33,262
Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 1.06%, 6/15/2035 (a) (c)	100,000	99,991
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 3/15/2036 (a) (c)	29,677	29,668
BANK:
Series 2017-BNK6, Class XA, IO, 0.82%, 7/15/2060 (c)	1,095,190	41,887
Series 2020-BN26, Class XA, IO, VRN, 1.24%, 3/15/2063 (c)	1,319,340	114,327
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.14%, 8/15/2036 (a) (c)	124,000	123,800
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 1.31%, 8/15/2036 (a) (c)	17,000	16,968
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.61%, 8/15/2036 (a) (c)	38,000	37,793
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 3.61%, 8/15/2036 (a) (c)	38,000	35,346
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 0.83%, 3/15/2037 (a) (c)	101,000	100,587
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 10/15/2037 (a) (c)	12,519	12,515
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.51%, 1/15/2051 (c)	2,244,870	62,880

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.36%, 7/15/2035 (a) (c)	$75,000	$74,974
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 1.08%, 8/15/2036 (a) (c)	64,025	64,016
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 1.63%, 8/15/2036 (a) (c)	70,000	69,977
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 0.93%, 6/15/2035 (a) (c)	115,000	114,659
BX Trust:
Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 0.91%, 5/15/2030 (a) (c)	115,000	114,994
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.19%, 9/15/2037 (a) (c)	13,611	13,157
Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 1.41%, 8/15/2036 (a) (c)	115,422	114,908
BXMT, Ltd.:
Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 2.06%, 6/15/2035 (a) (c)	150,000	149,475
Series 2020-FL2, Class C, 1 Month USD LIBOR + 1.65%, 1.76%, 2/16/2037 (a) (c)	119,000	117,819
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	169,174
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (c)	163,000	162,826
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (c)	100,000	103,297
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.91%, 12/15/2036 (a) (c)	95,000	92,294
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	273,163
Series 2016-GC37, Class XA, IO, 1.70%, 4/10/2049 (c)	450,869	31,059
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 1.50%, 10/15/2031 (a) (c)	100,000	93,212
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 9/15/2033 (a) (c)	70,000	69,383
Security Description	Principal Amount	Value
Series 2015-CR25, Class XA, IO, 0.83%, 8/10/2048 (c)	$1,193,481	$37,108
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.01%, 7/15/2032 (a) (c)	29,000	27,871
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.09%, 5/15/2036 (a) (c)	102,000	102,048
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.22%, 6/15/2050 (c)	337,127	15,058
Series 2017-CX10, Class XA, IO, 0.71%, 11/15/2050 (c)	986,998	36,159
Series 2017-CX9, Class XA, IO, 0.87%, 9/15/2050 (c)	1,820,564	46,920
CSMC Mortgage Backed Trust:
Series 2020-FACT, Class C, 1 Month USD LIBOR + 2.60%, 2.71%, 10/15/2037 (a) (c)	200,000	200,480
Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (c)	1,239,263	1,253,994
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 4/15/2036 (a) (c)	38,077	38,022
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 11/21/2035 (a) (c)	12,656	12,624
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.84%, 12/15/2036 (a) (c)	125,000	121,673
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	130,712
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 7/15/2031 (a) (c)	100,000	99,493
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 1.71%, 7/15/2031 (a) (c)	100,000	98,373
Series 2017-GS7, Class XA, IO, 1.12%, 8/10/2050 (c)	388,507	20,802
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 6/15/2032 (a) (c)	52,781	52,785
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 2.70%, 7/5/2033 (a) (c)	100,000	97,363

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.07%, 7/15/2036 (a) (c)	$107,000	$106,934
Series 2016-JP4, Class XA, IO, 0.68%, 12/15/2049 (c)	1,544,972	40,198
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.50%, 6/13/2052 (c)	1,123,726	103,358
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (c)	150,000	159,776
LoanCore 2019-CRE3 Issuer, Ltd.:
Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 1.16%, 4/15/2034 (a) (c)	90,000	90,000
Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.48%, 4/15/2034 (a) (c)	117,900	117,609
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 1.24%, 12/25/2034 (a) (c)	87,007	86,945
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.05%, 2.16%, 7/15/2035 (a) (c)	175,000	176,844
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.94%, 4/15/2047 (c)	753,831	16,429
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (c)	1,181,996	24,261
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 7/15/2035 (a) (c)	74,000	73,955
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.41%, 5/15/2036 (a) (c)	163,000	156,480
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.86%, 5/15/2036 (a) (c)	127,000	118,110
Series 2016-UB12, Class XA, IO, 0.75%, 12/15/2049 (c)	1,552,128	45,214
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 2.26%, 8/15/2034 (a) (c)	49,908	49,927
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 10/15/2037 (a) (c)	79,000	79,000
Security Description	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust:
Series 2018-850T, Class C, 1 Month USD LIBOR + 1.15%, 1.26%, 7/15/2033 (a) (c)	$100,000	$97,734
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 1.56%, 7/15/2033 (a) (c)	100,000	95,982
Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.06%, 6/15/2035 (a) (c)	92,994	91,846
PFP, Ltd.:
Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.08%, 4/14/2036 (a) (c)	49,189	49,174
Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.16%, 4/14/2037 (a) (c)	101,528	101,528
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.11%, 3/25/2034 (a) (c)	63,873	63,909
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 1.94%, 6/15/2033 (a) (c)	12,797	12,805
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.24%, 6/15/2033 (a) (c)	12,797	12,806
Shelter Growth CRE Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 2.41%, 5/15/2036 (a) (c)	85,000	83,920
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (e)	1,000,000	1,002,308
UBS Commercial Mortgage Trust:
Series 2018-NYCH, Class D, 1 Month USD LIBOR + 2.10%, 2.21%, 2/15/2032 (a) (c)	261,000	257,202
Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (c)	721,832	50,491
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	554,659	580,599
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.52%, 10/25/2035 (c)	462,291	421,536
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, IO, VRN, 1.37%, 6/15/2052 (c)	1,024,039	85,724

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.80%, 12/15/2046 (c)	$831,736	$15,176
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,119,987)		9,629,816
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.7%
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class B, 1 Month USD LIBOR + 1.500%, 1.61%, 3/15/2036 (a) (c)	150,000	150,000
BXMT, Ltd. Series 2020-FL2, Class A, 1 Month USD LIBOR + 0.90%, 1.01%, 2/16/2037 (a) (c)	138,000	137,651
DBGS Mortgage Trust Series 2018-5BP, Class D, 1 Month USD LIBOR + 1.35%, 1.46%, 6/15/2033 (a) (c)	136,000	134,911
MF1 Multifamily Housing Mortgage Loan Trust:
Series 2021-FL5, Class A, 1 Month USD LIBOR + 0.85%, 0.96%, 7/15/2036 (a) (c)	138,000	138,000
Series 2021-FL5, Class AS, 1 Month USD LIBOR + 1.20%, 1.31%, 7/15/2036 (a) (c)	138,000	138,000
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class B, 1 Month USD LIBOR + 1.25%, 1.35%, 11/11/2034 (a) (c)	110,171	109,855
Wells Fargo Commercial Mortgage Trust:
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.150%, 1.26%, 2/15/2040 (a) (c)	100,000	100,251
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.450%, 1.56%, 2/15/2040 (a) (c)	100,000	100,248
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,008,147)		1,008,916

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bill 0.00%, 4/1/2021	6,000,000	6,000,000

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (f) (g) (Cost $5,927,756)	5,927,756	$5,927,756
TOTAL INVESTMENTS — 104.5% (Cost $152,621,161)		152,983,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(6,587,843)
NET ASSETS — 100.0%		$146,395,925
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$40,729,871	$—	$40,729,871
Asset-Backed Securities	—	16,289,691	—	16,289,691
Foreign Government Obligations	—	3,020,776	—	3,020,776
U.S. Government Agency Obligations	—	36,614,686	—	36,614,686
U.S. Treasury Obligations	—	33,766,123	—	33,766,123
U.S. Treasury	—	5,996,133	—	5,996,133
Mortgage-Backed Securities	—	9,629,816	—	9,629,816
Commercial Mortgage Backed Securities	—	1,008,916	—	1,008,916
Short-Term Investment	5,927,756	—	—	5,927,756
TOTAL INVESTMENTS	$5,927,756	$147,056,012	$—	$152,983,768
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,357,926	$3,357,926	$54,658,688	$52,088,858	$—	$—	5,927,756	$5,927,756	$3,076
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC FIXED INCOME — 99.7%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)(b)	79,993	$7,319,359
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	5,700	620,160
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	349,219	12,659,189
SPDR Portfolio Intermediate Term Treasury ETF (a)	211,197	6,775,200
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	553,219	16,690,617
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	665,337	17,252,188
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $62,522,415)		61,316,713
SHORT-TERM INVESTMENTS — 36.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	189,018	189,018
State Street Navigator Securities Lending Portfolio II (e)(f)	22,212,572	22,212,572
TOTAL SHORT-TERM INVESTMENTS (Cost $22,401,590)		$22,401,590
TOTAL INVESTMENTS—136.1% (Cost $84,924,005)		83,718,303
LIABILITIES IN EXCESS OF OTHER ASSETS—(36.1)%		(22,218,893)
NET ASSETS—100.0%		$61,499,410

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$61,316,713	$—	$—	$61,316,713
Short-Term Investments	22,401,590	—	—	22,401,590
TOTAL INVESTMENTS	$83,718,303	$—	$—	$83,718,303
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	—	$—	$7,646,966	$325,745	$(14)	$(1,848)	79,993	$7,319,359	$—
SPDR Bloomberg Barclays High Yield Bond ETF	43,696	4,420,287	2,605,069	6,600,747	291,798	(96,247)	5,700	620,160	98,486
SPDR Portfolio Intermediate Term Corporate Bond ETF	362,090	13,227,148	12,583,480	13,131,037	232,925	(253,327)	349,219	12,659,189	167,018
SPDR Portfolio Intermediate Term Treasury ETF	239,904	7,969,611	9,129,290	10,013,144	122,964	(433,521)	211,197	6,775,200	27,419
SPDR Portfolio Long Term Corporate Bond ETF	151,623	4,806,450	21,531,101	8,331,756	(210,644)	(1,104,534)	553,219	16,690,617	293,969
SPDR Portfolio Long Term Treasury ETF	—	—	4,649,090	4,487,741	(161,349)	—	—	—	5,668
SPDR Portfolio Mortgage Backed Bond ETF	578,818	15,506,534	10,483,732	8,148,137	21,883	(611,824)	665,337	17,252,188	389,485
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,091,555	1,091,555	1,671,241	2,573,778	—	—	189,018	189,018	366
State Street Navigator Securities Lending Portfolio II	9,882,034	9,882,034	295,668,054	283,337,516	—	—	22,212,572	22,212,572	70,738
Total		$56,903,619	$365,968,023	$336,949,601	$297,563	$(2,501,301)		$83,718,303	$1,053,149
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3%
DOMESTIC EQUITY — 99.3%
The Communication Services Select Sector SPDR Fund (a)(b)	430,898	$31,593,441
The Energy Select Sector SPDR Fund (a)	65,420	3,209,505
The Financial Select Sector SPDR Fund (a)	709,799	24,168,656
The Materials Select Sector SPDR Fund (a)(b)	138,598	10,921,522
The Technology Select Sector SPDR Fund (a)	394,744	52,425,951
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $118,181,316)		122,319,075
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	959,171	959,171
State Street Navigator Securities Lending Portfolio II (e)(f)	6,141,583	6,141,583
TOTAL SHORT-TERM INVESTMENTS (Cost $7,100,754)		$7,100,754
TOTAL INVESTMENTS—105.0% (Cost $125,282,070)		129,419,829
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.0)%		(6,191,779)
NET ASSETS—100.0%		$123,228,050

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$122,319,075	$—	$—	$122,319,075
Short-Term Investments	7,100,754	—	—	7,100,754
TOTAL INVESTMENTS	$129,419,829	$—	$—	$129,419,829
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,345	$11,345	$2,384,512	$1,436,686	$—	$—	959,171	$959,171	$106
State Street Navigator Securities Lending Portfolio II	4,445,869	4,445,869	564,037,201	562,341,487	—	—	6,141,583	6,141,583	18,341
The Communication Services Select Sector SPDR Fund	164,031	8,864,235	62,644,374	42,316,370	2,020,261	380,941	430,898	31,593,441	90,562
The Consumer Discretionary Select Sector SPDR Fund	—	—	50,139,467	53,362,712	3,223,245	—	—	—	79,889
The Consumer Staples Select Sector SPDR Fund	29,312	1,718,856	31,451,704	34,245,499	1,093,058	(18,119)	—	—	281,822
The Energy Select Sector SPDR Fund	48,903	1,850,978	5,805,715	4,375,404	10,584	(82,368)	65,420	3,209,505	33,559
The Financial Select Sector SPDR Fund	476,814	11,033,476	25,304,741	12,573,744	(1,273,669)	1,677,852	709,799	24,168,656	105,908
The Health Care Select Sector SPDR Fund	174,726	17,484,831	16,417,488	34,784,796	1,670,745	(788,268)	—	—	—
The Industrial Select Sector SPDR Fund	—	—	20,299,918	22,979,724	2,679,806	—	—	—	53,712
The Materials Select Sector SPDR Fund	—	—	21,045,951	11,472,472	419,801	928,242	138,598	10,921,522	131,320
The Technology Select Sector SPDR Fund	249,472	26,067,329	65,111,538	44,811,380	7,421,175	(1,362,711)	394,744	52,425,951	216,384
The Utilities Select Sector SPDR Fund	28,492	1,607,804	39,080	1,670,440	17,223	6,333	—	—	—
Total		$73,084,723	$864,681,689	$826,370,714	$17,282,229	$741,902		$129,419,829	$1,011,603
See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 90.4%
CALIFORNIA — 16.0%
Anaheim Public Financing Authority Revenue ETM,Zero Coupon, 9/1/2036 (a)	$320,000	$242,435
California Community Housing Agency, Essential Revenue:
Series A, 4.00%, 2/1/2056 (b)	400,000	415,416
Series A-2, 4.00%, 8/1/2047 (b)	250,000	258,543
California Housing Finance Revenue 3.50%, 11/20/2035	180,000	205,289
California, State General Obligation:
5.00%, 8/1/2029	100,000	122,287
5.00%, 8/1/2030	360,000	439,811
5.00%, 8/1/2033	280,000	340,442
5.00%, 12/1/2043	350,000	451,766
CSCDA Community Improvement Authority Revenue 3.20%, 9/1/2046 (b)	300,000	297,927
Grossmont Union High School District, General Obligation Zero Coupon, 8/1/2028	120,000	109,049
Los Angeles, CA, Department of Airports Revenue Series D, 5.00%, 5/15/2032	570,000	751,921
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	527,100
Norman Y Mineta San Jose International Airport SJC Revenue Series A, AMT,5.00%, 3/1/2037	210,000	248,853
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2026	150,000	172,270
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026	190,000	229,095
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2032	155,000	187,259
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 5/15/2032	155,000	188,510
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, 5.00%, 5/1/2028	175,000	221,203
Security Description	Principal Amount	Value
Tobacco Securitization Authority of Northern California Revenue 4.00%, 6/1/2049	$170,000	$191,595
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	581,690
		6,182,461
COLORADO — 3.4%
City & County of Denver Co. Airport System Revenue Series A1, 5.00%, 11/15/2032	150,000	194,086
County of Moffat Co. Revenue VRN,2.00%, 3/1/2036 (c)	1,000,000	1,023,211
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (b)	100,000	106,365
		1,323,662
CONNECTICUT — 1.1%
Connecticut, State Health & Educational Facility Authority Revenue Series L-, 4.00%, 7/1/2025 (d)	250,000	283,025
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	149,178
		432,203
DISTRICT OF COLUMBIA — 1.1%
District of Columbia, Authority Revenue Series A, 5.00%, 3/1/2028	240,000	307,472
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2048	100,000	111,964
		419,436
FLORIDA — 2.3%
County of Broward FL Airport System Revenue Series A, AMT,5.00%, 10/1/2033	155,000	192,175
County of Miami-Dade FL Aviation Revenue Series A, AMT,5.00%, 10/1/2029	210,000	239,792
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	299,048
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2031	120,000	156,011
		887,026

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 2.2%
Georgia State Road & Tollway Authority Revenue 5.00%, 6/1/2032	$650,000	$855,619
GUAM — 1.0%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	300,000	371,832
ILLINOIS — 3.5%
Chicago Board of Education, General Obligation:
5.00%, 12/1/2035	300,000	365,869
5.00%, 12/1/2036	300,000	364,499
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029	160,000	185,280
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	441,108
		1,356,756
INDIANA — 1.0%
Indiana, State Finance Authority Revenue 4.13%, 12/1/2026	350,000	368,375
KENTUCKY — 0.6%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	108,255
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2021	130,000	131,445
		239,700
LOUISIANA — 0.7%
Louisiana Public Facilities Authority Revenue 5.00%, 6/1/2041 (b)	250,000	263,632
MARYLAND — 3.8%
Maryland State Transportation Authority Revenue Series A, 4.00%, 7/1/2037 (d)	100,000	121,539
Maryland, State General Obligation 5.00%, 8/1/2030	1,000,000	1,346,057
		1,467,596
MASSACHUSETTS — 0.4%
Massachusetts School Building Authority Revenue Series A, 5.00%, 5/15/2024	135,000	148,735
MICHIGAN — 1.1%
City Of Detroit, Unlimited Tax General Obligation Series A, 5.00%, 4/1/2046	250,000	300,014
Security Description	Principal Amount	Value
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	$110,000	$139,173
		439,187
MISSISSIPPI — 0.3%
State of Mississippi Revenue 5.00%, 10/15/2028	100,000	115,891
MISSOURI — 0.3%
City of State Louis MO Airport Revenue 5.00%, 7/1/2029	100,000	127,384
NEW JERSEY — 5.8%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,250,466
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	825,000	984,713
		2,235,179
NEW YORK — 21.0%
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2027	250,000	268,028
Series F, 5.00%, 11/15/2035	500,000	573,829
Nassau County Interim Finance Authority Revenue Series A, 4.00%, 11/15/2034	500,000	621,585
New York City Industrial Development Agency Revenue 3.00%, 1/1/2039 (a)	275,000	291,792
New York Transportation Development Corp., Revenue AMT,4.00%, 10/31/2041	880,000	995,101
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 8/1/2025	300,000	357,530
5.00%, 8/1/2027	120,000	137,730
5.00%, 11/1/2032 (d)	300,000	396,325
New York, NY, General Obligation 3.00%, 3/1/2035	400,000	433,152
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 4.00%, 3/15/2039	975,000	1,142,892
Series B-GRP B, 5.00%, 2/15/2034	300,000	347,826
Series E, 5.25%, 3/15/2033	400,000	478,137
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2024	200,000	221,150

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York, State Urban Development Corp., Revenue Series A, 5.00%, 3/15/2026	$1,000,000	$1,211,610
Port Authority of New York & New Jersey Revenue AMT,5.00%, 10/15/2029	500,000	610,627
		8,087,314
NORTH CAROLINA — 0.4%
North Carolina, State Revenue Series B, 5.00%, 5/1/2027	120,000	150,654
OHIO — 0.4%
Ohio, State General Obligation 5.00%, 8/1/2023	150,000	166,688
OREGON — 3.5%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	900,000	1,172,131
Oregon, State General Obligation 1.02%, 5/1/2026	185,000	183,823
		1,355,954
PENNSYLVANIA — 4.4%
City of Philadelphia PA Airport Revenue Series B, AMT,5.00%, 7/1/2032	750,000	895,656
City of Pittsburgh PA, General Obligation 4.00%, 9/1/2038	500,000	577,708
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	114,954
Pennsylvania, State General Obligation 5.00%, 3/15/2027	100,000	117,553
		1,705,871
TEXAS — 11.2%
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2027 (a)	1,000,000	1,245,180
Houston of Harris County, TX, Port Authority General Obligation Series A, AMT,5.00%, 10/1/2027	260,000	328,331
Lower Colorado River Authority Revenue 5.00%, 5/15/2023	900,000	989,568
North Texas Tollway Authority Revenue Series A, 3.00%, 1/1/2037	1,000,000	1,080,581
Security Description	Principal Amount	Value
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027 (a)	$215,000	$260,818
Texas, State General Obligation 5.00%, 8/1/2026	250,000	287,832
University of Texas, Revenue 5.00%, 8/15/2027	100,000	126,177
		4,318,487
VIRGINIA — 0.3%
Virginia, State Resources Authority Revenue 5.00%, 10/1/2024	100,000	111,946
WASHINGTON — 3.9%
University of Washington, Revenue Series C, 5.00%, 4/1/2035	1,000,000	1,302,791
Washington, State General Obligation 5.00%, 8/1/2029	150,000	182,992
		1,485,783
WISCONSIN — 0.7%
Wisconsin, State Department of Transportation Revenue 4.00%, 7/1/2037	115,000	138,747
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	125,234
		263,981
TOTAL MUNICIPAL BONDS & NOTES (Cost $35,295,407)		34,881,352
	Shares
SHORT-TERM INVESTMENT — 11.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (e) (f) (Cost $4,265,391)	4,265,391	4,265,391
TOTAL INVESTMENTS — 101.5% (Cost $39,560,798)		39,146,743
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(562,019)
NET ASSETS — 100.0%		$38,584,724
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.9%
Assured Guaranty Municipal Corp.	1.4%

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$34,881,352	$—	$34,881,352
Short-Term Investment	4,265,391	—	—	4,265,391
TOTAL INVESTMENTS	$4,265,391	$34,881,352	$—	$39,146,743
Affiliate Table
	Number of Shares Held at 2/4/2021*	Value at 2/4/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$38,638,133	$34,372,742	$—	$—	4,265,391	$4,265,391	$359
*	Commencement of operations.
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of March 31, 2021, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's at www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.